Portfolio of Investments April 30, 2025
NCLO
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 97.8%
SECURITIZED - 97.8%
$ 840,000 (a),(b) AIMCO CLO 22 Ltd ( TSFR3M + 3 .400% ) 7 .669% 04/19/37 $ 841,796
500,000 (a),(b) Allegany Park CLO Ltd ( TSFR3M + 2 .050% ) 6 .667 01/20/35 498,265
550,000 (a),(b) Allegro CLO XII Ltd ( TSFR3M + 3 .500% ) 7 .769 07/21/37 543,189
2,500,000 (a),(b) Anchorage Capital Clo 20 Ltd ( TSFR3M + 1 .950% ) 6 .219 01/20/35 2,473,830
400,000 (a),(b) Apidos CLO XV ( TSFR3M + 1 .812% ) 6 .429 04/20/31 400,949
1,500,000 (a),(b) Apidos CLO XXXVI ( TSFR3M + 3 .162% ) 7 .431 07/20/34 1,483,893
3,000,000 (a),(b) Ares LXXII CLO Ltd ( TSFR3M + 1 .700% ) 5 .956 07/15/36 2,995,158
3,000,000 (a),(b) Ares LXXV CLO Ltd ( TSFR3M + 1 .850% ) 6 .090 01/15/37 2,983,542
1,000,000 (a),(b) Benefit Street Partners CLO X Ltd ( TSFR3M + 2 .412% ) 7 .029 04/20/34 1,000,810
1,500,000 (a),(b) Benefit Street Partners CLO XV Ltd ( TSFR3M + 2 .000% ) 6 .256 07/15/37 1,483,392
1,000,000 (a),(b) Benefit Street Partners CLO XVII Ltd ( TSFR3M + 1 .750% ) 6 .006 10/15/37 1,000,969
2,000,000 (a),(b) Benefit Street Partners CLO XXXVIII Ltd ( TSFR3M + 1 .800% ) 6 .113 01/25/38 1,962,850
730,000 (a),(b) Blueberry Park CLO Ltd ( TSFR3M + 2 .900% ) 7 .169 10/20/37 724,328
2,650,000 (a),(b) Boyce Park CLO Ltd ( TSFR3M + 1 .750% ) 6 .367 04/21/35 2,644,700
2,000,000 (a),(b) Boyce Park CLO Ltd ( TSFR3M + 3 .100% ) 7 .372 04/21/35 1,974,668
250,000 (a),(b) CIFC Funding 2018-III Ltd ( TSFR3M + 5 .762% ) 10 .031 07/18/31 249,489
950,000 (a),(b) CIFC Funding 2021-IV Ltd ( TSFR3M + 1 .900% ) 6 .179 07/23/37 944,718
2,750,000 (a),(b) CIFC Funding 2021-V Ltd ( TSFR3M + 2 .750% ) 7 .006 01/15/38 2,706,965
1,000,000 (a),(b) CIFC Funding 2022-IV Ltd ( SOFR + 3 .550% ) 7 .811 07/16/35 1,002,187
3,250,000 (a),(b) CIFC Funding 2024-III Ltd ( TSFR3M + 2 .200% ) 6 .469 07/21/37 3,253,997
3,250,000 (a),(b) Elmwood CLO VIII Ltd ( TSFR3M + 2 .500% ) 6 .769 04/20/37 3,266,201
1,500,000 (a),(b) Elmwood CLO XII Ltd ( TSFR3M + 2 .000% ) 6 .256 10/15/37 1,491,302
675,000 (a),(b) Flatiron CLO 20 Ltd ( TSFR3M + 1 .920% ) 6 .242 05/20/36 675,351
3,250,000 (a),(b) Galaxy XXV CLO Ltd ( TSFR3M + 2 .400% ) 6 .682 04/25/36 3,254,930
360,000 (a),(b) Goldentree Loan Management US CLO 5 Ltd ( TSFR3M +
1 .500% )
5 .769 10/20/32 359,007
750,000 (a),(b) Invesco CLO 2021-3 Ltd ( TSFR3M + 3 .262% ) 7 .534 10/22/34 742,120
3,250,000 (a),(b) Invesco US CLO 2024-3 Ltd ( TSFR3M + 2 .250% ) 6 .519 07/20/37 3,248,409
750,000 (a),(b) Magnetite XIX Ltd ( TSFR3M + 5 .100% ) 9 .380 04/17/34 738,112
1,500,000 (a),(b) Magnetite Xli Ltd ( TSFR3M + 1 .780% ) 6 .093 01/25/38 1,482,920
520,000 (a),(b) Magnetite XXII Ltd ( TSFR3M + 2 .900% ) 7 .156 07/15/36 516,673
3,000,000 (a),(b) Magnetite XXVII Ltd ( TSFR3M + 1 .812% ) 6 .429 10/20/34 2,981,946
500,000 (a),(b) Magnetite XXXI Ltd ( TSFR3M + 1 .912% ) 6 .168 07/15/34 500,303
3,250,000 (a),(b) MidOcean Credit CLO XVI ( TSFR3M + 2 .000% ) 6 .269 10/20/37 3,195,238
2,500,000 (a) MidOcean Credit CLO XVII Ltd ( TSFR3M + 1 .950% ) 6 .219 01/20/38 2,451,522
3,250,000 (a),(b) Neuberger Berman Loan Advisers CLO 34 Ltd ( TSFR3M +
1 .750% )
6 .019 01/20/35 3,255,541
1,200,000 (a) Neuberger Berman Loan Advisers CLO 34 Ltd ( TSFR3M +
1 .750% )
6 .019 01/20/35 1,202,046
750,000 (a) Neuberger Berman Loan Advisers CLO 34 Ltd ( TSFR3M +
2 .100% )
6 .390 01/20/35 750,580
500,000 (a),(b) Neuberger Berman Loan Advisers CLO 36 Ltd ( TSFR3M +
3 .712% )
7 .981 04/20/33 500,603
1,000,000 (a),(b) Neuberger Berman Loan Advisers Clo 44 Ltd ( TSFR3M +
2 .650% )
6 .948 10/16/35 984,551
1,200,000 (a),(b) OCP CLO 2019-16 Ltd ( TSFR3M + 3 .412% ) 7 .622 04/10/33 1,198,823
750,000 (a),(b) OHA Credit Funding 2 LTD ( TSFR3M + 3 .700% ) 7 .969 01/21/38 731,478
2,000,000 (a),(b) OHA Credit Funding 3 LTD ( TSFR3M + 1 .320% ) 5 .589 01/20/38 1,998,830
750,000 (a),(b) OHA Credit Funding 8 Ltd ( TSFR3M + 1 .750% ) 6 .019 01/20/38 742,963
2,000,000 (a),(b) OHA Loan Funding 2013-1 Ltd ( TSFR3M + 3 .300% ) 7 .579 04/23/37 2,008,708
1,000,000 (a),(b) OHA Loan Funding 2015-1 Ltd ( TSFR3M + 3 .462% ) 7 .731 01/19/37 1,003,030
2,000,000 (a),(b) Palmer Square CLO 2023-1 Ltd ( TSFR3M + 3 .750% ) 8 .019 01/20/38 1,950,702
3,000,000 (a),(b) Park Avenue Institutional Advisers CLO Ltd 2021-1 ( TSFR3M +
2 .012% )
6 .281 01/20/34 2,997,165
1,000,000 (a),(b) RAD CLO 28 Ltd ( TSFR3M + 2 .800% ) 7 .063 04/20/38 979,362
1,000,000 (a),(b) Regatta VI Funding Ltd ( TSFR3M + 3 .362% ) 7 .631 04/20/34 1,001,162
2,250,000 (a),(b) Regatta XXII Funding Ltd ( TSFR3M + 1 .700% ) 5 .969 07/20/35 2,247,615
500,000 (a),(b) Riverbank Park Clo Ltd ( TSFR3M + 1 .800% ) 6 .105 01/25/38 496,250
1,000,000 (a),(b) Rockford Tower CLO 2019-1 Ltd ( TSFR3M + 2 .212% ) 6 .481 04/20/34 993,754
650,000 (a),(b) Rockford Tower CLO 2022-2 Ltd ( TSFR3M + 5 .150% ) 9 .419 10/20/35 650,922

Portfolio of Investments April 30, 2025
(continued)
NCLO

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED (continued)
$ 3,250,000 (a),(b) TICP CLO XII Ltd ( TSFR3M + 3 .562% ) 7 .818% 07/15/34 $ 3,253,546
2,000,000 (a),(b) AGL CLO 19 Ltd ( TSFR3M + 2 .750% ) 7 .022 07/21/35 2,007,758
TOTAL SECURITIZED
(Cost $87,829,813) 87,029,118
TOTAL LONG-TERM INVESTMENTS
(Cost $87,829,813) 87,029,118
OTHER ASSETS & LIABILITIES, NET - 2.2% 1,959,203
NET ASSETS - 100% $ 88,988,321
CLO Collateralized Loan Obligation
SOFR Secured Overnight Financing Rate
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
(a) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $82,624,969 or 94.9% of Total Investments.
NCLO
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Securitized $ – $ 87,029,118 $ – $ 87,029,118
Total $ – $ 87,029,118 $ – $ 87,029,118
a

Portfolio of Investments April 30, 2025
NCPB
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 96.4%
CORPORATE DEBT - 33.4%
FINANCIALS - 12.0%
$ 55,000 (a) Acrisure LLC / Acrisure Finance Inc 4 .250% 02/15/29 $ 51,399
75,000 Agree LP 4 .800 10/01/32 72,414
60,000 (a) Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6 .750 04/15/28 60,432
60,000 Aon North America Inc 5 .450 03/01/34 61,045
200,000 (a) Banco Santander Mexico SA Institucion de Banca Multiple Grupo
Financiero Santand
5 .621 12/10/29 202,500
600,000 Bank of America Corp 5 .162 01/24/31 611,181
185,000 Bank of America Corp 5 .744 02/12/36 184,603
75,000 (b) Bank of America Corp 6 .125 N/A 74,814
50,000 (b) Bank of America Corp 6 .625 N/A 50,023
55,000 (b) Bank of New York Mellon Corp/The 4 .700 N/A 54,613
50,000 (b) Bank of New York Mellon Corp/The 6 .300 N/A 50,221
55,000 Berkshire Hathaway Finance Corp 3 .850 03/15/52 42,051
95,000 Centene Corp 3 .000 10/15/30 83,433
75,000 (b) Charles Schwab Corp/The 5 .375 N/A 74,752
85,000 Citigroup Inc 6 .020 01/24/36 85,234
70,000 (b) Citigroup Inc 7 .625 N/A 71,878
25,000 (b) Citigroup Inc 4 .000 N/A 24,448
30,000 (a) Compass Group Diversified Holdings LLC 5 .250 04/15/29 28,300
125,000 Deutsche Bank AG/New York NY 6 .819 11/20/29 132,810
60,000 (b) Discover Financial Services 6 .125 N/A 59,891
40,000 Elevance Health Inc 5 .125 02/15/53 35,261
55,000 (a) FirstCash Inc 6 .875 03/01/32 56,272
55,000 (a) Five Corners Funding Trust II 2 .850 05/15/30 50,497
200,000 Goldman Sachs Group Inc/The 5 .536 01/28/36 201,973
30,000 (b) Goldman Sachs Group Inc/The 7 .379 N/A 30,065
80,000 (b) Goldman Sachs Group Inc/The 7 .500 N/A 82,835
50,000 Highwoods Realty LP 2 .600 02/01/31 42,422
200,000 (b) HSBC Holdings PLC 8 .000 N/A 207,721
45,000 (a) HUB International Ltd 7 .250 06/15/30 46,676
50,000 (b) Huntington Bancshares Inc/OH 5 .625 N/A 49,184
60,000 Icahn Enterprises LP / Icahn Enterprises Finance Corp 5 .250 05/15/27 56,895
25,000 (a) Jane Street Group / JSG Finance Inc 6 .125 11/01/32 24,572
650,000 JPMorgan Chase & Co 4 .851 07/25/28 657,007
225,000 JPMorgan Chase & Co 5 .103 04/22/31 229,076
275,000 JPMorgan Chase & Co 5 .572 04/22/36 281,277
55,000 (b) JPMorgan Chase & Co 6 .875 N/A 56,655
50,000 (b) JPMorgan Chase & Co 3 .650 N/A 48,442
40,000 Kennedy-Wilson Inc 4 .750 03/01/29 36,019
45,000 (a) Liberty Mutual Group Inc 3 .951 10/15/50 32,163
80,000 (b) MetLife Inc 3 .850 N/A 79,000
25,000 (a) Molina Healthcare Inc 6 .250 01/15/33 24,812
50,000 Morgan Stanley 4 .679 07/17/26 49,987
325,000 Morgan Stanley 5 .192 04/17/31 330,892
260,000 Morgan Stanley 5 .664 04/17/36 265,478
215,000 Morgan Stanley Bank NA 4 .968 07/14/28 217,194
40,000 MPT Operating Partnership LP / MPT Finance Corp 3 .500 03/15/31 26,512
50,000 Navient Corp 5 .500 03/15/29 47,336
65,000 OneMain Finance Corp 5 .375 11/15/29 62,137
65,000 (a) Panther Escrow Issuer LLC 7 .125 06/01/31 66,592
40,000 (a) PennyMac Financial Services Inc 7 .875 12/15/29 41,704
150,000 Piedmont Operating Partnership LP 9 .250 07/20/28 162,467
25,000 (b) PNC Financial Services Group Inc/The 3 .400 N/A 23,512
30,000 (b) PNC Financial Services Group Inc/The 6 .200 N/A 29,980
50,000 Prudential Financial Inc 5 .200 03/14/35 50,120
70,000 Prudential Financial Inc 5 .125 03/01/52 65,788
60,000 Reinsurance Group of America Inc 5 .750 09/15/34 60,796
55,000 (a) Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc 4 .000 10/15/33 47,576
25,000 (a) Ryan Specialty LLC 5 .875 08/01/32 24,693

Portfolio of Investments April 30, 2025
(continued)
NCPB

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIALS (continued)
$ 25,000 (a) Starwood Property Trust Inc 6 .500% 07/01/30 $ 25,145
85,000 (b) State Street Corp 6 .700 N/A 85,300
60,000 (b) Truist Financial Corp 6 .669 N/A 58,933
40,000 UnitedHealth Group Inc 5 .050 04/15/53 35,357
25,000 (a) UWM Holdings LLC 6 .625 02/01/30 24,722
50,000 Ventas Realty LP 5 .000 01/15/35 48,280
110,000 Wells Fargo & Co 5 .605 04/23/36 111,698
100,000 (b) Wells Fargo & Co 7 .625 N/A 105,271
40,000 (b) Wells Fargo & Co 3 .900 N/A 39,287
TOTAL FINANCIALS 6,511,623
INDUSTRIAL - 19.0%
50,000 (a) ADT Security Corp/The 4 .875 07/15/32 47,153
40,000 (a) Ahead DB Holdings LLC 6 .625 05/01/28 38,677
20,000 (a) Air Transport Services Group Inc 7 .250 03/15/32 20,305
40,000 (a) Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC
6 .500 02/15/28 40,637
15,000 (a) Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC
6 .250 03/15/33 15,218
45,000 Amcor Flexibles North America Inc 4 .000 05/17/25 44,964
100,000 Amcor Group Finance PLC 5 .450 05/23/29 101,909
175,000 American Tower Corp 5 .800 11/15/28 182,245
150,000 Amgen Inc 5 .650 03/02/53 143,971
75,000 Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc 4 .700 02/01/36 72,506
51,000 Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc 4 .900 02/01/46 46,497
50,000 (a) Antero Midstream Partners LP / Antero Midstream Finance Corp 6 .625 02/01/32 50,517
30,000 (a) Archrock Partners LP / Archrock Partners Finance Corp 6 .250 04/01/28 29,949
30,000 (a) Archrock Partners LP / Archrock Partners Finance Corp 6 .625 09/01/32 29,831
30,000 (a) Arsenal AIC Parent LLC 8 .000 10/01/30 31,061
40,000 (a) Asbury Automotive Group Inc 5 .000 02/15/32 36,453
35,000 (a) ASGN Inc 4 .625 05/15/28 33,307
240,000 AT&T Inc 3 .500 09/15/53 160,638
155,000 AT&T Inc 3 .800 12/01/57 106,696
35,000 Ball Corp 6 .875 03/15/28 35,848
30,000 (a) Bath & Body Works Inc 6 .625 10/01/30 30,528
155,000 Berry Global Inc 1 .570 01/15/26 151,131
50,000 (a) Block Inc 6 .500 05/15/32 51,014
80,000 Boeing Co/The 3 .250 02/01/28 77,059
140,000 Boeing Co/The 5 .805 05/01/50 131,224
125,000 (a) Brightline East LLC 11 .000 01/31/30 101,875
275,000 Broadcom Inc 5 .150 11/15/31 280,328
25,000 (a) Buckeye Partners LP 6 .750 02/01/30 25,438
40,000 (a) Caesars Entertainment Inc 6 .500 02/15/32 40,210
120,000 Canadian Pacific Railway Co 2 .050 03/05/30 107,149
35,000 (a) CCO Holdings LLC / CCO Holdings Capital Corp 5 .125 05/01/27 34,521
35,000 (a) CCO Holdings LLC / CCO Holdings Capital Corp 4 .500 08/15/30 32,500
30,000 (a) CCO Holdings LLC / CCO Holdings Capital Corp 4 .250 02/01/31 27,106
30,000 (a) Chart Industries Inc 7 .500 01/01/30 31,125
200,000 Charter Communications Operating LLC / Charter
Communications Operating Capital
6 .550 06/01/34 206,253
200,000 Cheniere Energy Partners LP 4 .500 10/01/29 195,382
40,000 (a) CHS/Community Health Systems Inc 5 .250 05/15/30 34,126
50,000 (a) Churchill Downs Inc 5 .750 04/01/30 48,899
50,000 (a) Civitas Resources Inc 8 .625 11/01/30 48,190
25,000 (a) Clarios Global LP / Clarios US Finance Co 6 .750 02/15/30 25,432
25,000 (a) CNX Resources Corp 7 .250 03/01/32 24,986
100,000 Comcast Corp 5 .650 06/01/54 96,551
20,000 (a) Concentra Escrow Issuer Corp 6 .875 07/15/32 20,476
75,000 Constellation Brands Inc 4 .800 05/01/30 75,132
50,000 (a) CSC Holdings LLC 5 .500 04/15/27 46,459
55,000 (a) Cushman & Wakefield US Borrower LLC 6 .750 05/15/28 55,257
120,000 CVS Health Corp 5 .050 03/25/48 101,986
40,000 (a) DaVita Inc 4 .625 06/01/30 37,202

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 35,000 (a) DaVita Inc 6 .875% 09/01/32 $ 35,339
60,000 (a) DISH Network Corp 11 .750 11/15/27 63,057
35,000 (a) DT Midstream Inc 4 .125 06/15/29 32,849
35,000 Enbridge Inc 8 .500 01/15/84 37,726
30,000 Encompass Health Corp 4 .500 02/01/28 29,575
35,000 Energy Transfer LP 5 .200 04/01/30 35,341
120,000 Enterprise Products Operating LLC 4 .450 02/15/43 100,831
50,000 (a) Ferrellgas LP / Ferrellgas Finance Corp 5 .875 04/01/29 43,423
95,000 Ford Motor Credit Co LLC 6 .950 03/06/26 95,925
60,000 Ford Motor Credit Co LLC 7 .350 03/06/30 62,048
200,000 (a) Ford Otomotiv Sanayi AS 7 .125 04/25/29 197,980
55,000 (a) Frontier Communications Holdings LLC 5 .875 10/15/27 54,938
30,000 (a) Garda World Security Corp 4 .625 02/15/27 29,487
35,000 (a) Gen Digital Inc 6 .750 09/30/27 35,574
150,000 General Motors Financial Co Inc 5 .350 01/07/30 150,378
20,000 (b) General Motors Financial Co Inc 5 .750 N/A 18,615
60,000 Gilead Sciences Inc 5 .100 06/15/35 60,216
30,000 Goodyear Tire & Rubber Co/The 5 .000 07/15/29 28,535
55,000 Goodyear Tire & Rubber Co/The 5 .250 04/30/31 51,238
200,000 (a) Grupo Aeromexico SAB de CV 8 .250 11/15/29 187,000
65,000 Haleon US Capital LLC 3 .625 03/24/32 60,322
150,000 HCA Inc 5 .250 03/01/30 152,543
75,000 HCA Inc 5 .750 03/01/35 75,665
100,000 Hewlett Packard Enterprise Co 5 .000 10/15/34 96,547
45,000 (a) Hilcorp Energy I LP / Hilcorp Finance Co 8 .375 11/01/33 42,793
52,000 (a) Hilton Domestic Operating Co Inc 5 .875 04/01/29 52,539
50,000 Honeywell International Inc 5 .250 03/01/54 46,880
200,000 (a) IHS Holding Ltd 7 .875 05/29/30 192,803
60,000 (a) Imola Merger Corp 4 .750 05/15/29 57,292
20,000 Intel Corp 5 .700 02/10/53 17,814
55,000 (a) Iron Mountain Inc 7 .000 02/15/29 56,491
50,000 (c) Keurig Dr Pepper Inc ( SOFR + 0 .580% ) 4 .967 11/15/26 50,034
50,000 (a) Kinetik Holdings LP 6 .625 12/15/28 50,365
20,000 (a) Kodiak Gas Services LLC 7 .250 02/15/29 20,313
40,000 Kohl's Corp 4 .625 05/01/31 25,050
45,000 Kroger Co/The 5 .000 09/15/34 44,105
65,000 Kroger Co/The 5 .500 09/15/54 60,802
70,000 L3Harris Technologies Inc 5 .400 07/31/33 71,105
40,000 Lamar Media Corp 4 .875 01/15/29 38,837
30,000 (a) LCM Investments Holdings II LLC 8 .250 08/01/31 31,377
70,000 (a) Level 3 Financing Inc 10 .500 05/15/30 75,675
30,000 (a) Light & Wonder International Inc 7 .500 09/01/31 30,824
55,000 Lowe's Cos Inc 4 .250 04/01/52 41,938
70,000 Marathon Petroleum Corp 4 .750 09/15/44 56,163
30,000 (a) Marriott Ownership Resorts Inc 4 .500 06/15/29 27,367
75,000 (a) Mars Inc 4 .800 03/01/30 75,916
50,000 (a) Mars Inc 5 .200 03/01/35 50,196
50,000 (a) Mars Inc 5 .650 05/01/45 49,655
50,000 (a) Mars Inc 5 .700 05/01/55 49,283
30,000 (a) McGraw-Hill Education Inc 7 .375 09/01/31 30,653
30,000 MGM Resorts International 6 .125 09/15/29 29,864
60,000 (a) Michaels Cos Inc/The 5 .250 05/01/28 31,265
200,000 (a) Millicom International Cellular SA 7 .375 04/02/32 202,395
58,000 (a) Mineral Resources Ltd 9 .250 10/01/28 54,851
100,000 MPLX LP 1 .750 03/01/26 97,427
30,000 Newell Brands Inc 6 .375 09/15/27 29,244
100,000 Nutrien Ltd 4 .900 03/27/28 101,466
25,000 Occidental Petroleum Corp 6 .600 03/15/46 23,574
90,000 ONEOK Inc 5 .050 11/01/34 85,342
115,000 ONEOK Inc 5 .700 11/01/54 102,044
50,000 (a) Open Text Holdings Inc 4 .125 02/15/30 46,204
125,000 Oracle Corp 6 .000 08/03/55 121,589

Portfolio of Investments April 30, 2025
(continued)
NCPB

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 60,000 O'Reilly Automotive Inc 4 .200% 04/01/30 $ 58,872
30,000 (a) Organon & Co / Organon Foreign Debt Co-Issuer BV 4 .125 04/30/28 28,295
55,000 (a) Organon & Co / Organon Foreign Debt Co-Issuer BV 5 .125 04/30/31 46,164
30,000 Paramount Global 6 .375 03/30/62 28,858
40,000 (a) Parkland Corp/Canada 4 .625 05/01/30 37,649
30,000 (a) Permian Resources Operating LLC 7 .000 01/15/32 30,201
170,000 Pfizer Investment Enterprises Pte Ltd 5 .300 05/19/53 157,423
55,000 Phillips 66 Co 5 .300 06/30/33 54,434
45,000 (a) Post Holdings Inc 6 .250 02/15/32 45,349
75,000 (a) Prime Security Services Borrower LLC / Prime Finance Inc 6 .250 01/15/28 74,938
35,000 (a) Primo Water Holdings Inc / Triton Water Holdings Inc 4 .375 04/30/29 33,208
100,000 RTX Corp 6 .000 03/15/31 106,840
70,000 Salesforce Inc 2 .700 07/15/41 49,346
50,000 (a) Sealed Air Corp/Sealed Air Corp US 7 .250 02/15/31 52,067
45,000 (a) Sirius XM Radio LLC 4 .125 07/01/30 40,264
30,000 (a) Sirius XM Radio LLC 3 .875 09/01/31 25,743
200,000 (a) Sitios Latinoamerica SAB de CV 6 .000 11/25/29 200,670
30,000 (a) SM Energy Co 6 .750 08/01/29 28,009
35,000 (a) Standard Industries Inc/NY 5 .000 02/15/27 34,736
50,000 (a) Sunoco LP 7 .000 05/01/29 51,408
50,000 (a) Sunrise FinCo I BV 4 .875 07/15/31 45,850
60,000 Tenet Healthcare Corp 6 .125 10/01/28 59,856
75,000 Tenet Healthcare Corp 4 .375 01/15/30 71,078
150,000 Teva Pharmaceutical Finance Netherlands III BV 3 .150 10/01/26 144,936
100,000 T-Mobile US Inc 5 .125 05/15/32 101,107
125,000 T-Mobile US Inc 5 .300 05/15/35 125,501
25,000 T-Mobile US Inc 5 .875 11/15/55 24,635
65,000 TotalEnergies Capital SA 5 .488 04/05/54 61,405
25,000 Transcanada Trust 5 .500 09/15/79 23,717
45,000 (a) TransDigm Inc 6 .875 12/15/30 46,366
24,000 (a) Transocean Inc 8 .750 02/15/30 23,460
60,000 (a) Tronox Inc 4 .625 03/15/29 48,568
35,000 (a) Univision Communications Inc 4 .500 05/01/29 30,013
55,000 USA Compression Partners LP / USA Compression Finance Corp 6 .875 09/01/27 54,533
45,000 (a) Venture Global Calcasieu Pass LLC 4 .125 08/15/31 40,426
55,000 (a) Venture Global LNG Inc 9 .875 02/01/32 55,845
25,000 Veritiv Operating Co 10 .500 11/30/30 26,114
230,000 (a) Verizon Communications Inc 4 .780 02/15/35 223,617
25,000 (a) Viking Baked Goods Acquisition Corp 8 .625 11/01/31 23,747
30,000 (a) VistaJet Malta Finance PLC / Vista Management Holding Inc 6 .375 02/01/30 25,901
45,000 (a) Vmed O2 UK Financing I PLC 4 .750 07/15/31 39,549
40,000 Vodafone Group PLC 5 .125 06/04/81 29,739
40,000 (a) VZ Secured Financing BV 5 .000 01/15/32 34,906
25,000 Walmart Inc 4 .350 04/28/30 25,293
30,000 Walmart Inc 2 .500 09/22/41 21,055
30,000 Walmart Inc 4 .500 04/15/53 26,145
20,000 (a) Wand NewCo 3 Inc 7 .625 01/30/32 20,604
50,000 Warnermedia Holdings Inc 5 .141 03/15/52 34,183
35,000 Waste Management Inc 4 .950 03/15/35 34,848
30,000 (a) WESCO Distribution Inc 7 .250 06/15/28 30,399
40,000 Williams Cos Inc/The 5 .650 03/15/33 40,890
50,000 (a) Windsor Holdings III LLC 8 .500 06/15/30 52,627
25,000 (a) Windstream Escrow LLC / Windstream Escrow Finance Corp 8 .250 10/01/31 25,593
50,000 ZF North America Capital Inc 6 .750 04/23/30 45,628
TOTAL INDUSTRIAL 10,315,216
UTILITY - 2.4%
130,000 AEP Transmission Co LLC 5 .400 03/15/53 122,133
130,000 Ameren Illinois Co 4 .950 06/01/33 129,955
65,000 Atmos Energy Corp 5 .000 12/15/54 57,972
25,000 (a) California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6 .375 02/15/32 24,561
40,000 (a) Clearway Energy Operating LLC 4 .750 03/15/28 39,092
35,000 CMS Energy Corp 6 .500 06/01/55 34,123

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITY (continued)
$ 40,000 Consolidated Edison Co of New York Inc 5 .500% 03/15/55 $ 38,044
55,000 Dominion Energy Inc 3 .300 04/15/41 39,565
35,000 Dominion Energy Inc 7 .000 06/01/54 36,339
40,000 DTE Electric Co 5 .400 04/01/53 38,457
60,000 Duke Energy Carolinas LLC 4 .250 12/15/41 50,809
55,000 Duke Energy Carolinas LLC 5 .400 01/15/54 52,418
50,000 Exelon Corp 6 .500 03/15/55 49,710
125,000 Florida Power & Light Co 4 .800 05/15/33 124,401
150,000 Georgia Power Co 2 .650 09/15/29 139,963
45,000 Interstate Power and Light Co 3 .100 11/30/51 28,379
15,000 NiSource Inc 5 .850 04/01/55 14,696
65,000 NRG Energy Inc 5 .750 01/15/28 65,252
30,000 (a) Pattern Energy Operations LP / Pattern Energy Operations Inc 4 .500 08/15/28 28,506
50,000 PECO Energy Co 2 .800 06/15/50 30,793
50,000 Public Service Co of Colorado 4 .050 09/15/49 37,938
75,000 (a) Talen Energy Supply LLC 8 .625 06/01/30 80,097
40,000 (a) TerraForm Power Operating LLC 4 .750 01/15/30 37,701
TOTAL UTILITY 1,300,904
TOTAL CORPORATE DEBT
(Cost $18,280,299) 18,127,743
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GOVERNMENT RELATED - 4.1%
GOVERNMENT AGENCY - 2.1%
250,000 Aeropuerto Internacional de Tocumen SA 4 .000 08/11/41 182,337
200,000 (a) Corp Nacional del Cobre de Chile 6 .150 10/24/36 202,238
200,000 Indian Railway Finance Corp Ltd 3 .835 12/13/27 196,230
200,000 (a) OCP SA 5 .125 06/23/51 146,500
200,000 (a) Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 5 .450 05/21/28 203,051
225,000 (a) Petronas Capital Ltd 2 .480 01/28/32 192,256
TOTAL GOVERNMENT AGENCY 1,122,612
SOVEREIGN DEBT - 2.0%
225,000 Angolan Government International Bond 8 .750 04/14/32 173,507
275,000 Colombia Government International Bond 5 .000 06/15/45 178,689
250,000 (a) Hungary Government International Bond 2 .125 09/22/31 203,121
200,000 (a) Ivory Coast Government International Bond 6 .125 06/15/33 172,404
225,000 Republic of South Africa Government International Bond 6 .250 03/08/41 186,772
200,000 (a) Saudi Government International Bond 5 .000 01/16/34 198,849
TOTAL SOVEREIGN DEBT 1,113,342
TOTAL GOVERNMENT RELATED
(Cost $2,335,707) 2,235,954
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED - 39.0%
250,000 (a) Avis Budget Rental Car Funding AESOP LLC 6 .180 10/20/27 251,142
250,000 BANK5 2024-5YR7 5 .769 06/15/57 260,068
250,000 (a),(c) BBCMS Trust 2015-SRCH 5 .122 08/10/35 232,810
150,000 (a),(c) BBCMS Trust 2018-CBM ( TSFR1M + 1 .297% ) 5 .619 07/15/37 145,144
200,000 (c) Benchmark 2018-B2 Mortgage Trust 4 .451 02/15/51 156,221
250,000 Benchmark 2019-B14 Mortgage Trust 3 .493 12/15/62 205,397
106,565 (a),(c) BX TRUST ( TSFR1M + 2 .451% ) 6 .773 08/15/39 106,432
150,000 (a),(c) BX Trust 2023-DELC ( TSFR1M + 3 .339% ) 7 .661 05/15/38 150,798
250,000 COMM 2015-CCRE26 Mortgage Trust 3 .630 10/10/48 248,488
150,000 (c) COMM 2018-COR3 Mortgage Trust 4 .668 05/10/51 131,585
50,000 (a),(c) Connecticut Avenue Securities Trust 2022-R03 ( SOFR30A +
9 .850% )
14 .823 03/25/42 55,837
300,000 (a),(c) Connecticut Avenue Securities Trust 2023-R04 ( SOFR30A +
3 .550% )
7 .903 05/25/43 315,194
25,000 (a),(c) Connecticut Avenue Securities Trust 2023-R05 ( SOFR30A +
3 .100% )
7 .453 06/25/43 26,005

Portfolio of Investments April 30, 2025
(continued)
NCPB

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED (continued)
$ 185,000 (a),(c) Connecticut Avenue Securities Trust 2023-R05 ( SOFR30A +
4 .750% )
9 .103% 06/25/43 $ 198,100
93,000 (a) DB Master Finance LLC 4 .030 11/20/47 91,458
198,625 DBJPM 2016-C3 Mortgage Trust 2 .632 08/10/49 194,234
150,000 (a),(c) DBSG 2024-ALTA Mortgage Trust 6 .595 06/10/37 151,463
414,829 Fannie Mae Pool FN MA4512 2 .500 01/01/52 346,261
178,217 Fannie Mae Pool FN MA4548 2 .500 02/01/52 148,669
116,908 Fannie Mae Pool FN MA4578 2 .500 04/01/52 97,465
360,451 Fannie Mae Pool FN FS1533 3 .000 04/01/52 316,029
82,114 Fannie Mae Pool FN FS7299 3 .000 05/01/52 71,921
355,766 Fannie Mae Pool FN MA4600 3 .500 05/01/52 321,619
274,246 Fannie Mae Pool FN MA4624 3 .000 06/01/52 238,174
683,545 Fannie Mae Pool FN MA4684 4 .500 06/01/52 654,880
657,799 Fannie Mae Pool FN MA4700 4 .000 08/01/52 614,188
540,068 Fannie Mae Pool FN MA4733 4 .500 09/01/52 517,438
597,277 Fannie Mae Pool FN MA4784 4 .500 10/01/52 572,271
273,059 Fannie Mae Pool FN MA4785 5 .000 10/01/52 268,176
1,160,533 Fannie Mae Pool FN MA4804 4 .000 11/01/52 1,083,182
495,888 Fannie Mae Pool FN MA4805 4 .500 11/01/52 475,163
796,967 Fannie Mae Pool FN MA4978 5 .000 04/01/53 782,051
452,279 Fannie Mae Pool FN MA5039 5 .500 06/01/53 452,067
149,131 Fannie Mae Pool FN MA5089 4 .000 07/01/53 139,120
366,706 Fannie Mae Pool FN MA5106 5 .000 08/01/53 359,766
850,036 Fannie Mae Pool FN MA5165 5 .500 10/01/53 849,199
186,971 Fannie Mae Pool FN MA5247 6 .000 01/01/54 189,843
49,344 Fannie Mae Pool FN MA5295 6 .000 03/01/54 50,071
630,589 Fannie Mae Pool FN MA5331 5 .500 04/01/54 629,481
616,453 Fannie Mae Pool FN MA5353 5 .500 05/01/54 615,370
25,990 Fannie Mae Pool FN MA5389 6 .000 06/01/54 26,373
79,369 Fannie Mae REMICS 2 .000 08/25/50 53,985
55,689 Fannie Mae REMICS 3 .500 04/25/52 42,755
425,514 Freddie Mac Pool FR RA6766 2 .500 02/01/52 357,189
62,436 Freddie Mac Pool FR SD4810 3 .000 04/01/52 54,827
459,147 Freddie Mac Pool FR SD8213 3 .000 05/01/52 398,890
216,935 Freddie Mac Pool FR SD8220 3 .000 06/01/52 188,465
723,196 Freddie Mac Pool FR SD8231 4 .500 07/01/52 692,054
383,553 Freddie Mac Pool FR SD8329 5 .000 06/01/53 376,296
27,444 Freddie Mac REMICS 2 .000 09/25/50 18,326
185,000 (a),(c) Freddie Mac STACR REMIC Trust 2022-DNA3 ( SOFR30A +
5 .650% )
8 .647 04/25/42 196,794
25,000 (a),(c) Freddie Mac STACR REMIC Trust 2022-DNA4 ( SOFR30A +
3 .350% )
7 .704 05/25/42 25,933
200,000 (a),(c) Freddie Mac STACR REMIC Trust 2022-DNA6 ( SOFR30A +
3 .700% )
8 .054 09/25/42 209,557
150,000 (a) Frontier Issuer LLC 6 .600 08/20/53 152,465
50,342 Ginnie Mae II Pool G2 MA7419 3 .000 06/20/51 44,606
120,871 Ginnie Mae II Pool G2 MA7768 3 .000 12/20/51 107,047
212,074 Ginnie Mae II Pool G2 MA7989 3 .500 04/20/52 193,089
273,645 Ginnie Mae II Pool G2 MA8149 3 .500 07/20/52 249,091
406,461 Ginnie Mae II Pool G2 MA8267 4 .000 09/20/52 379,932
192,488 Ginnie Mae II Pool G2 MA8489 4 .500 12/20/52 185,209
56,297 Ginnie Mae II Pool G2 MA8724 4 .500 03/20/53 54,133
150,000 (a),(c) GS Mortgage Securities Corp Trust 2022-AGSS ( TSFR1M +
2 .195% )
7 .022 08/15/39 150,198
250,000 (c) GS Mortgage Securities Trust 2017-GS5 3 .826 03/10/50 235,818
94,362 (a),(c) GS Mortgage-Backed Securities Trust 2022-LTV2 4 .340 12/25/52 84,413
250,000 (a) Hertz Vehicle Financing III LP 2 .520 12/27/27 237,667
150,000 (a),(c) Houston Galleria Mall Trust 2025-HGLR 5 .644 02/05/45 152,955
181,877 (a),(c) J.P. Morgan Mortgage Trust 2021-INV5 3 .187 12/25/51 151,686
184,146 (a),(c) J.P. Morgan Mortgage Trust 2021-INV8 3 .283 05/25/52 148,900
74,014 (a),(c) JP Morgan Mortgage Trust 2017-5 4 .955 10/26/48 74,094
74,740 (a),(c) JP Morgan Mortgage Trust 2021-11 2 .500 01/25/52 60,497

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED (continued)
$ 74,248 (a),(c) JP Morgan Mortgage Trust 2021-7 2 .500% 11/25/51 $ 60,224
182,606 (a),(c) JP Morgan Mortgage Trust 2021-INV4 3 .209 01/25/52 146,827
182,912 (a),(c) JP Morgan Mortgage Trust 2021-INV6 3 .343 04/25/52 148,179
77,195 (a),(c) JP Morgan Mortgage Trust Series 2024-3 3 .000 05/25/54 65,282
100,000 (c) JPMCC Commercial Mortgage Securities Trust 2017-JP6 3 .849 07/15/50 80,409
150,000 JPMDB Commercial Mortgage Securities Trust 2017-C5 3 .694 03/15/50 145,791
250,000 (a),(c) Magnetite XXIII Ltd ( TSFR3M + 3 .312% ) 7 .593 01/25/35 247,585
150,000 (a) MetroNet Infrastructure Issuer LLC 7 .590 04/20/54 155,342
250,000 (a) MetroNet Infrastructure Issuer LLC 10 .860 04/20/54 264,750
86,324 (a),(c) Morgan Stanley Residential Mortgage Loan Trust 2023-1 4 .000 02/25/53 78,445
162,012 (a) MVW 2021-1W LLC 1 .940 01/22/41 153,717
175,000 (a) One Bryant Park Trust 2019-OBP 2 .516 09/15/54 156,557
212,764 (a),(c) Sequoia Mortgage Trust 2020-1 3 .851 02/25/50 169,269
441,681 (a) Sierra Timeshare 2024-3 Receivables Funding LLC 4 .980 08/20/41 442,224
149,625 (a) Subway Funding LLC 6 .028 07/30/54 151,648
147,375 (a) Taco Bell Funding LLC 2 .294 08/25/51 134,034
150,000 (a),(c) TX Trust 2024-HOU ( TSFR1M + 1 .591% ) 5 .913 06/15/39 148,618
245,281 (a) VR Funding LLC 2 .790 11/15/50 231,084
185,463 (a) Wendy's Funding LLC 3 .884 03/15/48 181,213
TOTAL SECURITIZED
(Cost $21,089,540) 21,177,222
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
U.S. TREASURY - 19.9%
514,000 United States Treasury Note/Bond 3 .750 04/30/27 515,506
1,561,000 United States Treasury Note/Bond 3 .875 04/30/30 1,572,098
442,000 United States Treasury Note/Bond 4 .375 01/31/32 453,775
1,000,000 United States Treasury Note/Bond 4 .125 02/29/32 1,011,875
1,150,000 United States Treasury Note/Bond 4 .625 02/15/35 1,193,125
633,000 United States Treasury Note/Bond 4 .125 08/15/44 586,712
3,150,000 United States Treasury Note/Bond 4 .625 11/15/44 3,118,500
160,000 United States Treasury Note/Bond 4 .750 02/15/45 161,100
1,942,000 United States Treasury Note/Bond 4 .500 11/15/54 1,879,795
300,000 United States Treasury Note/Bond 4 .625 02/15/55 296,859
TOTAL U.S. TREASURY
(Cost $10,720,021) 10,789,345
TOTAL LONG-TERM INVESTMENTS
(Cost $52,425,567) 52,330,264
OTHER ASSETS & LIABILITIES, NET - 3.6% 1,943,898
NET ASSETS - 100% $ 54,274,162
SOFR Secured Overnight Financing Rate
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $13,133,496 or 25.1% of Total Investments.
(b) Perpetual security. Maturity date is not applicable.
(c) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.

Portfolio of Investments April 30, 2025
(continued)
NCPB

independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
NCPB
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Debt $ – $ 18,127,743 $ – $ 18,127,743
Government Related – 2,235,954 – 2,235,954
Securitized – 21,177,222 – 21,177,222
U.S. Treasury – 10,789,345 – 10,789,345
Total $ – $ 52,330,264 $ – $ 52,330,264
a

Portfolio of Investments April 30, 2025
NUAG
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 98.1%
CORPORATE BONDS - 0.0%
HEALTH CARE - 0.0%
$ 10,000 Centene Corp 3 .000% 10/15/30 $ 8,783
TOTAL HEALTH CARE 8,783
TOTAL CORPORATE BONDS
(Cost $8,733) 8,783
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CORPORATE DEBT - 39.2%
FINANCIALS - 16.4%
18,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2 .450 10/29/26 17,412
5,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4 .625 10/15/27 4,991
1,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3 .000 10/29/28 944
200,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6 .150 09/30/30 210,979
38,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3 .300 01/30/32 33,576
10,000 Aetna Inc 6 .750 12/15/37 10,674
4,000 Aetna Inc 4 .500 05/15/42 3,254
10,000 Aetna Inc 4 .750 03/15/44 8,333
10,000 Affiliated Managers Group Inc 3 .300 06/15/30 9,325
11,000 Air Lease Corp 1 .875 08/15/26 10,614
7,000 Air Lease Corp 2 .200 01/15/27 6,729
8,000 Air Lease Corp 3 .625 04/01/27 7,845
22,000 Air Lease Corp 3 .250 10/01/29 20,677
10,000 Air Lease Corp 3 .000 02/01/30 9,215
23,000 Alexandria Real Estate Equities Inc 3 .550 03/15/52 15,155
50,000 Allstate Corp/The 5 .250 03/30/33 50,604
28,000 Ally Financial Inc 2 .200 11/02/28 25,370
11,000 Ally Financial Inc 8 .000 11/01/31 12,181
15,000 American Express Co 6 .489 10/30/31 16,273
20,000 American Express Co 5 .442 01/30/36 20,187
10,000 American Financial Group Inc/OH 4 .500 06/15/47 8,049
50,000 American International Group Inc 4 .750 04/01/48 43,283
19,000 Aon Corp 2 .800 05/15/30 17,439
1,000 Aon Corp / Aon Global Holdings PLC 2 .600 12/02/31 876
55,000 Aon Corp / Aon Global Holdings PLC 5 .350 02/28/33 55,939
100,000 Aon North America Inc 5 .750 03/01/54 96,698
30,000 Ares Capital Corp 7 .000 01/15/27 30,826
50,000 Arthur J Gallagher & Co 5 .150 02/15/35 49,619
30,000 Arthur J Gallagher & Co 6 .750 02/15/54 32,599
100,000 Arthur J Gallagher & Co 5 .750 07/15/54 96,360
7,000 Assurant Inc 3 .700 02/22/30 6,582
10,000 Assurant Inc 2 .650 01/15/32 8,414
1,000 Athene Holding Ltd 6 .150 04/03/30 1,050
30,000 Athene Holding Ltd 6 .250 04/01/54 29,066
7,000 AXIS Specialty Finance PLC 4 .000 12/06/27 6,897
20,000 Bain Capital Specialty Finance Inc 5 .950 03/15/30 19,594
44,000 Banco Santander SA 2 .749 12/03/30 38,575
100,000 Banco Santander SA 6 .938 11/07/33 112,382
150,000 Bank of America Corp 1 .898 07/23/31 130,081
120,000 Bank of America Corp 5 .015 07/22/33 119,629
200,000 Bank of America Corp 5 .288 04/25/34 200,543
100,000 Bank of America Corp 5 .518 10/25/35 98,083
50,000 Bank of America Corp 5 .744 02/12/36 49,893
100,000 Bank of New York Mellon Corp/The 2 .500 01/26/32 87,356
50,000 Bank of Nova Scotia/The 4 .740 11/10/32 49,503
7,000 Bank of Nova Scotia/The 3 .625 10/27/81 6,167
10,000 Bank OZK 2 .750 10/01/31 8,592
21,000 BankUnited Inc 5 .125 06/11/30 20,168
3,000 Barclays PLC 5 .200 05/12/26 3,005
3,000 Barclays PLC 5 .088 06/20/30 2,976

Portfolio of Investments April 30, 2025
(continued)
NUAG

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIALS (continued)
$ 100,000 Barclays PLC 2 .645% 06/24/31 $ 89,517
4,000 Barclays PLC 2 .667 03/10/32 3,511
14,000 Barclays PLC 2 .894 11/24/32 12,177
100,000 Barclays PLC 7 .437 11/02/33 111,596
24,000 Barclays PLC 3 .811 03/10/42 18,374
20,000 (a) BlackRock TCP Capital Corp 6 .950 05/30/29 20,045
14,000 Blackstone Private Credit Fund 2 .625 12/15/26 13,431
20,000 Blackstone Private Credit Fund 4 .000 01/15/29 18,893
10,000 Blackstone Private Credit Fund 5 .950 07/16/29 10,051
50,000 Blackstone Private Credit Fund 6 .250 01/25/31 50,848
16,000 Blackstone Secured Lending Fund 2 .125 02/15/27 15,141
20,000 Blackstone Secured Lending Fund 5 .350 04/13/28 19,944
1,000 Blue Owl Capital Corp 2 .625 01/15/27 948
50,000 Blue Owl Capital Corp 3 .125 04/13/27 47,538
14,000 Blue Owl Credit Income Corp 4 .700 02/08/27 13,808
100,000 (b) Blue Owl Credit Income Corp 5 .800 03/15/30 97,920
30,000 Boston Properties LP 6 .500 01/15/34 31,451
14,000 (a) Brighthouse Financial Inc 5 .625 05/15/30 14,363
50,000 Brighthouse Financial Inc 4 .700 06/22/47 37,165
100,000 Brookfield Finance I UK Plc / Brookfield Finance Inc 2 .340 01/30/32 83,289
24,000 Brown & Brown Inc 2 .375 03/15/31 20,714
20,000 Canadian Imperial Bank of Commerce 5 .001 04/28/28 20,394
6,000 Capital One Financial Corp 1 .878 11/02/27 5,754
44,000 Capital One Financial Corp 3 .800 01/31/28 43,158
21,000 Capital One Financial Corp 4 .927 05/10/28 21,085
7,000 Capital One Financial Corp 3 .273 03/01/30 6,597
200,000 Capital One Financial Corp 7 .624 10/30/31 222,784
46,000 Capital One Financial Corp 2 .359 07/29/32 37,855
31,000 Capital One Financial Corp 5 .268 05/10/33 30,468
50,000 Centene Corp 2 .500 03/01/31 42,396
25,000 Charles Schwab Corp/The 5 .643 05/19/29 25,926
26,000 CI Financial Corp 3 .200 12/17/30 22,689
50,000 Citigroup Inc 4 .412 03/31/31 49,089
60,000 Citigroup Inc 4 .910 05/24/33 58,958
70,000 Citigroup Inc 5 .827 02/13/35 69,588
30,000 Citigroup Inc 6 .020 01/24/36 30,083
50,000 (a) Citigroup Inc 5 .333 03/27/36 49,595
200,000 Citigroup Inc 6 .125 08/25/36 203,564
10,000 Citigroup Inc 5 .300 05/06/44 9,110
12,000 Citizens Financial Group Inc 2 .500 02/06/30 10,726
50,000 Citizens Financial Group Inc 5 .253 03/05/31 50,071
8,000 CNA Financial Corp 3 .900 05/01/29 7,795
8,000 CNO Financial Group Inc 5 .250 05/30/29 8,006
100,000 Comerica Bank 5 .332 08/25/33 94,542
20,000 Cooperatieve Rabobank UA 3 .750 07/21/26 19,782
46,000 Corebridge Financial Inc 3 .850 04/05/29 44,582
50,000 Corebridge Financial Inc 4 .400 04/05/52 39,077
200,000 Deutsche Bank AG/New York NY 7 .146 07/13/27 205,192
4,000 Deutsche Bank AG/New York NY 2 .311 11/16/27 3,852
1,000 Deutsche Bank AG/New York NY 3 .547 09/18/31 925
80,000 Deutsche Bank AG/New York NY 7 .079 02/10/34 83,563
8,000 Discover Financial Services 4 .100 02/09/27 7,926
10,000 Discover Financial Services 7 .964 11/02/34 11,471
50,000 Elevance Health Inc 4 .550 03/01/48 41,401
40,000 Elevance Health Inc 5 .650 06/15/54 38,159
10,000 Enact Holdings Inc 6 .250 05/28/29 10,238
13,000 Enstar Group Ltd 3 .100 09/01/31 11,313
33,000 Equitable Holdings Inc 4 .350 04/20/28 32,832
25,000 Essex Portfolio LP 5 .375 04/01/35 24,887
50,000 Everest Reinsurance Holdings Inc 4 .868 06/01/44 43,490
10,000 Everest Reinsurance Holdings Inc 3 .500 10/15/50 6,612
24,000 Fairfax Financial Holdings Ltd 4 .625 04/29/30 23,535

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIALS (continued)
$ 10,000 (b) Fairfax Financial Holdings Ltd 6 .100% 03/15/55 $ 9,559
21,000 Fidelity National Financial Inc 3 .400 06/15/30 19,306
10,000 Fidelity National Financial Inc 3 .200 09/17/51 5,894
2,000 Fifth Third Bancorp 1 .707 11/01/27 1,913
13,000 Fifth Third Bancorp 3 .950 03/14/28 12,831
40,000 Fifth Third Bancorp 6 .361 10/27/28 41,582
11,000 First American Financial Corp 2 .400 08/15/31 9,298
30,000 First American Financial Corp 5 .450 09/30/34 29,003
10,000 First Horizon Bank 5 .750 05/01/30 10,046
10,000 First-Citizens Bank & Trust Co 6 .125 03/09/28 10,321
11,000 FS KKR Capital Corp 3 .250 07/15/27 10,445
16,000 GATX Corp 4 .550 11/07/28 16,002
30,000 GATX Corp 6 .050 03/15/34 31,193
50,000 GATX Corp 4 .500 03/30/45 39,836
10,000 Globe Life Inc 4 .550 09/15/28 10,026
10,000 Goldman Sachs BDC Inc 2 .875 01/15/26 9,858
54,000 Goldman Sachs Group Inc/The 2 .615 04/22/32 47,469
66,000 Goldman Sachs Group Inc/The 2 .383 07/21/32 56,851
50,000 Goldman Sachs Group Inc/The 5 .016 10/23/35 48,448
100,000 Goldman Sachs Group Inc/The 5 .536 01/28/36 100,987
81,000 Goldman Sachs Group Inc/The 6 .450 05/01/36 85,378
50,000 Goldman Sachs Group Inc/The 5 .150 05/22/45 44,346
23,000 Golub Capital BDC Inc 2 .050 02/15/27 21,584
20,000 (b) HA Sustainable Infrastructure Capital Inc 6 .375 07/01/34 19,204
12,000 Hartford Insurance Group Inc/The 2 .800 08/19/29 11,130
60,000 Hartford Insurance Group Inc/The 4 .300 04/15/43 50,674
20,000 Hartford Insurance Group Inc/The 2 .900 09/15/51 12,335
20,000 Hercules Capital Inc 3 .375 01/20/27 19,195
100,000 HSBC Bank USA NA/New York NY 5 .875 11/01/34 103,130
130,000 HSBC Holdings PLC 6 .547 06/20/34 135,839
100,000 HSBC Holdings PLC 7 .399 11/13/34 109,913
56,000 HSBC Holdings PLC 6 .800 06/01/38 59,883
50,000 Humana Inc 6 .000 05/01/55 47,537
112,000 Huntington Bancshares Inc/OH 2 .550 02/04/30 101,068
10,000 Independent Bank Corp 7 .250 04/01/35 9,987
30,000 ING Groep NV 4 .050 04/09/29 29,374
8,000 Jackson Financial Inc 5 .170 06/08/27 8,066
19,000 Jefferies Financial Group Inc 4 .150 01/23/30 18,295
40,000 Jefferies Financial Group Inc 2 .750 10/15/32 32,753
20,000 Jefferies Financial Group Inc 6 .500 01/20/43 19,644
30,000 JPMorgan Chase & Co 2 .069 06/01/29 27,986
4,000 JPMorgan Chase & Co 3 .702 05/06/30 3,870
100,000 JPMorgan Chase & Co 4 .603 10/22/30 99,932
6,000 JPMorgan Chase & Co 2 .545 11/08/32 5,232
12,000 JPMorgan Chase & Co 4 .912 07/25/33 11,938
100,000 JPMorgan Chase & Co 5 .717 09/14/33 103,154
200,000 JPMorgan Chase & Co 5 .502 01/24/36 203,493
42,000 Kemper Corp 3 .800 02/23/32 37,394
27,000 KeyCorp 2 .550 10/01/29 24,492
50,000 (a) KeyCorp 5 .121 04/04/31 49,925
12,000 Kimco Realty OP LLC 4 .250 04/01/45 9,496
21,000 Lazard Group LLC 4 .500 09/19/28 20,755
16,000 Lincoln National Corp 3 .625 12/12/26 15,797
10,000 Lincoln National Corp 6 .300 10/09/37 10,263
50,000 Lincoln National Corp 4 .350 03/01/48 38,696
200,000 Lloyds Banking Group PLC 3 .369 12/14/46 139,166
50,000 LPL Holdings Inc 5 .150 06/15/30 50,166
21,000 Main Street Capital Corp 3 .000 07/14/26 20,318
10,000 Manufacturers & Traders Trust Co 3 .400 08/17/27 9,703
19,000 Manulife Financial Corp 4 .061 02/24/32 18,697
12,000 Markel Group Inc 3 .350 09/17/29 11,452
20,000 Markel Group Inc 6 .000 05/16/54 19,812

Portfolio of Investments April 30, 2025
(continued)
NUAG

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIALS (continued)
$ 20,000 Marsh & McLennan Cos Inc 5 .000% 03/15/35 $ 19,859
30,000 MetLife Inc 5 .375 07/15/33 30,924
100,000 MetLife Inc 6 .350 03/15/55 99,340
40,000 Mitsubishi UFJ Financial Group Inc 2 .559 02/25/30 36,366
200,000 Mitsubishi UFJ Financial Group Inc 4 .315 04/19/33 190,841
50,000 Mizuho Financial Group Inc 5 .739 05/27/31 52,104
2,000 Morgan Stanley 3 .950 04/23/27 1,984
100,000 Morgan Stanley 5 .042 07/19/30 101,233
1,000 Morgan Stanley 4 .889 07/20/33 986
200,000 Morgan Stanley 5 .424 07/21/34 202,104
50,000 Morgan Stanley 6 .627 11/01/34 54,420
50,000 Morgan Stanley 5 .587 01/18/36 50,721
50,000 Morgan Stanley 5 .664 04/17/36 51,053
1,000 Morgan Stanley 2 .484 09/16/36 834
53,000 Nasdaq Inc 5 .550 02/15/34 54,403
17,000 NatWest Group PLC 5 .076 01/27/30 17,133
11,000 NNN REIT Inc 3 .000 04/15/52 6,502
43,000 Nomura Holdings Inc 5 .386 07/06/27 43,636
4,000 Nomura Holdings Inc 2 .710 01/22/29 3,709
12,000 (a) Nomura Holdings Inc 3 .103 01/16/30 11,093
1,000 Nomura Holdings Inc 2 .679 07/16/30 893
100,000 Nomura Holdings Inc 6 .181 01/18/33 104,746
10,000 Oaktree Specialty Lending Corp 2 .700 01/15/27 9,450
10,000 Oaktree Strategic Credit Fund 6 .500 07/23/29 10,166
7,000 Old Republic International Corp 3 .875 08/26/26 6,921
10,000 Old Republic International Corp 3 .850 06/11/51 6,890
10,000 ORIX Corp 4 .000 04/13/32 9,345
30,000 PartnerRe Finance B LLC 4 .500 10/01/50 27,600
50,000 PNC Financial Services Group Inc/The 6 .875 10/20/34 54,964
30,000 PNC Financial Services Group Inc/The 5 .575 01/29/36 30,366
7,000 Prudential Financial Inc 5 .700 09/15/48 6,984
41,000 Prudential Financial Inc 3 .700 10/01/50 36,602
10,000 Regions Bank/Birmingham AL 6 .450 06/26/37 10,123
24,000 Regions Financial Corp 1 .800 08/12/28 21,906
10,000 Reinsurance Group of America Inc 3 .150 06/15/30 9,252
50,000 RenaissanceRe Holdings Ltd 5 .800 04/01/35 51,345
10,000 Royal Bank of Canada 4 .900 01/12/28 10,173
30,000 Royal Bank of Canada 5 .200 08/01/28 30,801
10,000 Royal Bank of Canada 6 .350 11/24/84 9,175
20,000 Sabra Health Care LP 3 .200 12/01/31 17,684
7,000 Santander Holdings USA Inc 3 .244 10/05/26 6,851
30,000 Santander Holdings USA Inc 4 .400 07/13/27 29,787
1,000 Santander Holdings USA Inc 2 .490 01/06/28 960
30,000 Santander UK Group Holdings PLC 2 .469 01/11/28 28,847
20,000 (b) Sixth Street Lending Partners 6 .125 07/15/30 20,073
30,000 State Street Corp 5 .159 05/18/34 30,288
60,000 Stewart Information Services Corp 3 .600 11/15/31 53,842
12,000 Stifel Financial Corp 4 .000 05/15/30 11,439
25,000 Sumitomo Mitsui Financial Group Inc 5 .520 01/13/28 25,758
30,000 Sumitomo Mitsui Financial Group Inc 2 .222 09/17/31 25,763
100,000 Sumitomo Mitsui Financial Group Inc 5 .632 01/15/35 102,848
20,000 Synchrony Financial 5 .935 08/02/30 20,255
10,000 Synovus Financial Corp 6 .168 11/01/30 10,090
10,000 Toronto-Dominion Bank/The 5 .156 01/10/28 10,211
50,000 Toronto-Dominion Bank/The 5 .146 09/10/34 49,541
10,000 Travelers Property Casualty Corp 6 .375 03/15/33 11,077
40,000 Truist Financial Corp 7 .161 10/30/29 43,184
50,000 Unum Group 4 .500 12/15/49 38,817
60,000 US Bancorp 5 .775 06/12/29 62,067
10,000 US Bancorp 5 .100 07/23/30 10,162
10,000 Ventas Realty LP 5 .000 01/15/35 9,656
20,000 Ventas Realty LP 4 .875 04/15/49 17,016

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIALS (continued)
$ 15,000 W R Berkley Corp 4 .000% 05/12/50 $ 11,416
50,000 W R Berkley Corp 3 .550 03/30/52 34,451
10,000 Wachovia Corp 7 .574 08/01/26 10,375
10,000 Webster Financial Corp 4 .100 03/25/29 9,585
100,000 Wells Fargo & Co 4 .300 07/22/27 99,899
1,000 Wells Fargo & Co 3 .526 03/24/28 983
50,000 Wells Fargo & Co 5 .389 04/24/34 50,204
50,000 Wells Fargo & Co 5 .557 07/25/34 50,682
100,000 Wells Fargo & Co 5 .950 12/15/36 100,154
200,000 Wells Fargo & Co 4 .650 11/04/44 166,899
30,000 Welltower OP LLC 3 .850 06/15/32 28,139
10,000 Western Alliance Bancorp 3 .000 06/15/31 9,225
27,000 Westpac Banking Corp 2 .668 11/15/35 23,486
14,000 Willis North America Inc 4 .500 09/15/28 13,990
70,000 Willis North America Inc 5 .050 09/15/48 60,439
TOTAL FINANCIALS 9,599,406
INDUSTRIAL - 11.8%
50,000 Adventist Health System/West 5 .757 12/01/34 49,779
10,000 Adventist Health System/West 3 .630 03/01/49 6,746
10,000 Albemarle Corp 5 .650 06/01/52 8,092
34,000 Altria Group Inc 5 .800 02/14/39 33,699
50,000 Altria Group Inc 4 .450 05/06/50 38,339
20,000 American Tower Corp 5 .400 01/31/35 20,229
25,000 Amgen Inc 5 .250 03/02/33 25,263
48,000 Amgen Inc 3 .150 02/21/40 36,332
6,000 Amgen Inc 5 .150 11/15/41 5,534
1,000 Amgen Inc 3 .000 01/15/52 624
11,000 Amgen Inc 4 .200 02/22/52 8,465
100,000 Amgen Inc 2 .770 09/01/53 57,599
10,000 AngloGold Ashanti Holdings PLC 3 .750 10/01/30 9,314
60,000 (b) APA Corp 6 .000 01/15/37 57,147
50,000 (b) APA Corp 5 .350 07/01/49 38,507
10,000 AppLovin Corp 5 .375 12/01/31 10,092
50,000 AppLovin Corp 5 .500 12/01/34 49,950
10,000 Aptiv Swiss Holdings Ltd 5 .400 03/15/49 8,325
13,000 Aptiv Swiss Holdings Ltd 3 .100 12/01/51 7,370
57,000 AT&T Inc 4 .850 03/01/39 52,913
100,000 AT&T Inc 6 .000 08/15/40 100,496
80,000 AT&T Inc 3 .500 06/01/41 61,425
10,000 AT&T Inc 5 .700 03/01/57 9,489
40,000 AT&T Inc 3 .500 02/01/61 25,446
11,000 Barrick North America Finance LLC 5 .700 05/30/41 10,774
15,000 BAT Capital Corp 6 .343 08/02/30 16,033
20,000 BAT Capital Corp 7 .079 08/02/43 21,448
50,000 BAT Capital Corp 3 .984 09/25/50 34,697
20,000 Baxter International Inc 3 .500 08/15/46 13,872
23,000 Becton Dickinson & Co 4 .685 12/15/44 19,751
20,000 Berry Global Inc 5 .650 01/15/34 20,151
34,000 Biogen Inc 5 .200 09/15/45 30,008
65,000 Boeing Co/The 5 .705 05/01/40 63,100
20,000 Boeing Co/The 3 .500 03/01/45 13,321
60,000 Boeing Co/The 3 .900 05/01/49 41,986
10,000 Boeing Co/The 3 .825 03/01/59 6,436
50,000 Booz Allen Hamilton Inc 5 .950 04/15/35 49,683
8,000 BorgWarner Inc 4 .375 03/15/45 6,369
30,000 Broadcom Inc 4 .550 02/15/32 29,402
84,000 (b) Broadcom Inc 3 .187 11/15/36 68,549
5,000 Canadian Natural Resources Ltd 5 .850 02/01/35 4,979
2,000 Canadian Natural Resources Ltd 6 .750 02/01/39 2,107
10,000 Canadian Pacific Railway Co 4 .800 09/15/35 9,692
14,000 Canadian Pacific Railway Co 4 .700 05/01/48 12,076
20,000 Canadian Pacific Railway Co 4 .200 11/15/69 14,468

Portfolio of Investments April 30, 2025
(continued)
NUAG

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 10,000 Cardinal Health Inc 4 .500% 11/15/44 $ 8,222
6,000 Carrier Global Corp 3 .577 04/05/50 4,298
10,000 Carrier Global Corp 6 .200 03/15/54 10,491
50,000 Celulosa Arauco y Constitucion SA 5 .500 11/02/47 43,833
5,000 Cenovus Energy Inc 5 .250 06/15/37 4,708
10,000 CF Industries Inc 5 .375 03/15/44 8,977
1,000 Charter Communications Operating LLC / Charter
Communications Operating Capital
3 .500 03/01/42 671
100,000 Charter Communications Operating LLC / Charter
Communications Operating Capital
6 .484 10/23/45 93,145
54,000 Charter Communications Operating LLC / Charter
Communications Operating Capital
5 .375 05/01/47 43,812
50,000 Charter Communications Operating LLC / Charter
Communications Operating Capital
5 .125 07/01/49 38,950
21,000 (a) Charter Communications Operating LLC / Charter
Communications Operating Capital
5 .250 04/01/53 16,599
50,000 Cigna Group/The 6 .125 11/15/41 51,537
33,000 Cigna Group/The 4 .900 12/15/48 28,445
11,000 Conagra Brands Inc 5 .300 11/01/38 10,413
10,000 Constellation Brands Inc 5 .250 11/15/48 8,924
10,000 Continental Resources Inc/OK 4 .900 06/01/44 7,723
10,000 Corning Inc 3 .900 11/15/49 7,333
50,000 Corning Inc 5 .850 11/15/68 46,669
20,000 Coterra Energy Inc 5 .400 02/15/35 19,326
10,000 Crown Castle Inc 4 .750 05/15/47 8,400
49,000 CVS Health Corp 4 .875 07/20/35 46,072
18,000 CVS Health Corp 4 .780 03/25/38 16,234
100,000 CVS Health Corp 5 .050 03/25/48 84,989
20,000 CVS Health Corp 6 .000 06/01/63 18,587
10,000 Dell International LLC / EMC Corp 8 .350 07/15/46 12,140
19,000 Devon Energy Corp 5 .600 07/15/41 16,695
36,000 Diamondback Energy Inc 4 .250 03/15/52 26,370
50,000 Discovery Communications LLC 5 .300 05/15/49 36,394
7,000 Dollar General Corp 4 .125 04/03/50 5,102
11,000 Dollar Tree Inc 3 .375 12/01/51 6,689
12,000 Dow Chemical Co/The 4 .250 10/01/34 10,720
8,000 Dow Chemical Co/The 5 .250 11/15/41 7,105
10,000 Dow Chemical Co/The 5 .550 11/30/48 8,944
10,000 Dow Chemical Co/The 5 .600 02/15/54 8,817
20,000 Dow Chemical Co/The 5 .950 03/15/55 18,633
50,000 DR Horton Inc 5 .500 10/15/35 50,052
5,000 DuPont de Nemours Inc 5 .319 11/15/38 5,121
50,000 Eastern Energy Gas Holdings LLC 5 .800 01/15/35 51,613
6,000 Eastman Chemical Co 4 .800 09/01/42 5,110
10,000 Eastman Chemical Co 4 .650 10/15/44 8,213
20,000 Enbridge Inc 8 .500 01/15/84 21,558
50,000 Energy Transfer LP 5 .600 09/01/34 49,553
22,000 Energy Transfer LP 5 .800 06/15/38 21,417
10,000 Energy Transfer LP 5 .150 02/01/43 8,537
22,000 Energy Transfer LP 5 .000 05/15/44 18,111
22,000 Equifax Inc 2 .350 09/15/31 18,989
60,000 Expand Energy Corp 4 .750 02/01/32 56,293
20,000 FactSet Research Systems Inc 3 .450 03/01/32 17,869
10,000 (b) FedEx Corp 4 .900 01/15/34 9,639
20,000 (b) FedEx Corp 3 .250 05/15/41 13,792
10,000 FedEx Corp 4 .750 11/15/45 8,128
50,000 FedEx Corp 4 .050 02/15/48 36,062
14,000 (b) FedEx Corp 4 .050 02/15/48 10,097
41,000 Fidelity National Information Services Inc 1 .650 03/01/28 37,917
50,000 Fidelity National Information Services Inc 4 .750 05/15/48 41,252
37,000 Fiserv Inc 2 .250 06/01/27 35,409
40,000 Fiserv Inc 5 .625 08/21/33 40,744

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 40,000 Fiserv Inc 5 .450% 03/15/34 $ 40,145
10,000 Flowserve Corp 3 .500 10/01/30 9,219
30,000 Ford Motor Co 6 .100 08/19/32 28,774
10,000 Ford Motor Co 5 .291 12/08/46 7,781
10,000 Freeport-McMoRan Inc 5 .400 11/14/34 9,973
12,000 General Mills Inc 4 .550 04/17/38 11,029
10,000 General Mills Inc 5 .400 06/15/40 9,577
42,000 General Motors Co 6 .600 04/01/36 43,133
50,000 General Motors Co 6 .250 10/02/43 47,161
17,000 Gilead Sciences Inc 4 .000 09/01/36 15,358
6,000 Global Payments Inc 4 .950 08/15/27 6,025
6,000 Global Payments Inc 4 .450 06/01/28 5,947
15,000 Global Payments Inc 2 .900 05/15/30 13,509
41,000 Global Payments Inc 2 .900 11/15/31 35,579
10,000 GLP Capital LP / GLP Financing II Inc 6 .750 12/01/33 10,543
10,000 GLP Capital LP / GLP Financing II Inc 5 .625 09/15/34 9,776
9,000 Halliburton Co 4 .500 11/15/41 7,428
18,000 Halliburton Co 4 .750 08/01/43 15,059
30,000 Hasbro Inc 5 .100 05/15/44 25,703
20,000 HCA Inc 5 .450 09/15/34 19,845
60,000 HCA Inc 4 .375 03/15/42 48,843
10,000 HCA Inc 3 .500 07/15/51 6,463
20,000 HCA Inc 6 .000 04/01/54 19,016
14,000 Hewlett Packard Enterprise Co 6 .200 10/15/35 14,555
20,000 Hexcel Corp 5 .875 02/26/35 19,840
50,000 HP Inc 5 .400 04/25/30 50,456
60,000 (a) Intel Corp 5 .150 02/21/34 58,426
50,000 Intel Corp 3 .250 11/15/49 30,542
50,000 International Paper Co 5 .000 09/15/35 48,914
18,000 International Paper Co 4 .800 06/15/44 15,242
10,000 International Paper Co 5 .150 05/15/46 8,840
7,000 International Paper Co 4 .400 08/15/47 5,570
16,000 J M Smucker Co/The 4 .250 03/15/35 14,736
30,000 JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 6 .500 12/01/52 30,885
12,000 Johnson Controls International plc 4 .950 07/02/64 9,864
20,000 Keurig Dr Pepper Inc 4 .420 12/15/46 16,216
13,000 Keurig Dr Pepper Inc 4 .500 04/15/52 10,619
20,000 Kinder Morgan Energy Partners LP 7 .500 11/15/40 22,485
41,000 Kinder Morgan Energy Partners LP 6 .375 03/01/41 41,393
11,000 Kinder Morgan Inc 3 .600 02/15/51 7,304
50,000 Kraft Heinz Foods Co 5 .000 06/04/42 45,261
24,000 Kraft Heinz Foods Co 5 .500 06/01/50 22,488
74,000 Kroger Co/The 5 .400 01/15/49 68,290
50,000 Kyndryl Holdings Inc 4 .100 10/15/41 37,691
10,000 L3Harris Technologies Inc 5 .054 04/27/45 9,120
20,000 Las Vegas Sands Corp 6 .200 08/15/34 19,598
10,000 Lear Corp 3 .500 05/30/30 9,293
12,000 Leggett & Platt Inc 3 .500 11/15/51 7,067
100,000 Lowe's Cos Inc 5 .000 04/15/40 93,256
9,000 Lowe's Cos Inc 4 .050 05/03/47 6,846
41,000 Lowe's Cos Inc 4 .250 04/01/52 31,263
19,000 LYB International Finance BV 5 .250 07/15/43 16,504
10,000 LYB International Finance III LLC 3 .800 10/01/60 6,229
11,000 Marathon Petroleum Corp 6 .500 03/01/41 11,044
5,000 Marriott International Inc/MD 4 .500 10/01/34 4,613
1,000 Martin Marietta Materials Inc 3 .200 07/15/51 639
20,000 Masco Corp 4 .500 05/15/47 15,856
30,000 Mastercard Inc 4 .875 03/09/28 30,774
55,000 McDonald's Corp 4 .700 12/09/35 53,474
30,000 MDC Holdings Inc 6 .000 01/15/43 27,949
23,000 MDC Holdings Inc 3 .966 08/06/61 17,287
8,000 Molson Coors Beverage Co 4 .200 07/15/46 6,388

Portfolio of Investments April 30, 2025
(continued)
NUAG

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 30,000 Montefiore Obligated Group 5 .246% 11/01/48 $ 24,864
7,000 Moody's Corp 3 .250 01/15/28 6,842
35,000 Moody's Corp 2 .000 08/19/31 30,004
32,000 MPLX LP 4 .500 04/15/38 27,499
20,000 MPLX LP 5 .200 12/01/47 16,931
20,000 Mylan Inc 5 .200 04/15/48 14,885
50,000 National Fuel Gas Co 5 .950 03/15/35 50,126
10,000 Newmont Corp 5 .875 04/01/35 10,570
10,000 Newmont Corp / Newcrest Finance Pty Ltd 4 .200 05/13/50 7,972
11,000 Norfolk Southern Corp 4 .800 08/15/43 9,387
30,000 Norfolk Southern Corp 4 .450 06/15/45 25,380
18,000 Norfolk Southern Corp 3 .700 03/15/53 12,773
10,000 Norfolk Southern Corp 5 .100 08/01/18 8,515
30,000 Northrop Grumman Corp 5 .200 06/01/54 27,628
100,000 NOV Inc 3 .950 12/01/42 70,024
12,000 Nutrien Ltd 5 .625 12/01/40 11,750
10,000 Nutrien Ltd 6 .125 01/15/41 10,153
10,000 Nutrien Ltd 3 .950 05/13/50 7,316
21,000 NXP BV / NXP Funding LLC / NXP USA Inc 3 .250 11/30/51 13,044
100,000 Occidental Petroleum Corp 8 .875 07/15/30 112,043
20,000 Occidental Petroleum Corp 7 .875 09/15/31 21,777
10,000 Occidental Petroleum Corp 4 .400 04/15/46 7,100
10,000 Ochsner LSU Health System of North Louisiana 2 .510 05/15/31 8,088
13,000 ONEOK Inc 5 .150 10/15/43 11,255
50,000 ONEOK Inc 7 .150 01/15/51 52,436
19,000 ONEOK Partners LP 6 .125 02/01/41 18,644
50,000 Oracle Corp 4 .700 09/27/34 47,583
50,000 Oracle Corp 3 .900 05/15/35 44,329
54,000 Oracle Corp 3 .800 11/15/37 45,091
96,000 Oracle Corp 3 .650 03/25/41 73,371
14,000 Orange SA 5 .375 01/13/42 13,442
20,000 Ovintiv Inc 8 .125 09/15/30 22,214
10,000 Owens Corning 7 .000 12/01/36 11,171
4,000 Owens Corning 4 .300 07/15/47 3,164
3,000 Packaging Corp of America 3 .050 10/01/51 1,844
70,000 Paramount Global 7 .875 07/30/30 76,706
24,000 Paramount Global 4 .900 08/15/44 18,066
6,000 Phillips 66 4 .650 11/15/34 5,596
5,000 Phillips 66 5 .875 05/01/42 4,789
26,000 Phillips 66 3 .300 03/15/52 15,922
45,000 Regal Rexnord Corp 6 .400 04/15/33 45,855
10,000 Republic Services Inc 5 .200 11/15/34 10,175
100,000 Rogers Communications Inc 7 .500 08/15/38 114,422
33,000 Rogers Communications Inc 5 .000 03/15/44 28,796
50,000 Royalty Pharma PLC 3 .550 09/02/50 32,787
4,000 RPM International Inc 4 .250 01/15/48 3,239
60,000 RTX Corp 4 .450 11/16/38 54,415
10,000 RTX Corp 4 .625 11/16/48 8,452
40,000 RTX Corp 6 .400 03/15/54 42,945
10,000 Sherwin-Williams Co/The 4 .000 12/15/42 7,842
10,000 Sherwin-Williams Co/The 3 .300 05/15/50 6,611
10,000 Sonoco Products Co 5 .750 11/01/40 9,901
10,000 Southern Copper Corp 7 .500 07/27/35 11,348
20,000 Southern Copper Corp 6 .750 04/16/40 21,431
7,000 Southern Copper Corp 5 .250 11/08/42 6,376
30,000 Spectra Energy Partners LP 4 .500 03/15/45 23,502
10,000 Stanley Black & Decker Inc 4 .850 11/15/48 7,970
31,000 Starbucks Corp 3 .350 03/12/50 20,257
30,000 Stryker Corp 5 .200 02/10/35 30,234
16,000 Stryker Corp 4 .100 04/01/43 13,088
24,000 Suncor Energy Inc 4 .000 11/15/47 17,246
50,000 Synopsys Inc 5 .150 04/01/35 50,107

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 50,000 Sysco Corp 6 .600% 04/01/40 $ 53,603
15,000 Sysco Corp 3 .150 12/14/51 9,350
20,000 Takeda Pharmaceutical Co Ltd 3 .175 07/09/50 12,873
50,000 Targa Resources Corp 5 .550 08/15/35 48,989
10,000 Targa Resources Partners LP / Targa Resources Partners Finance
Corp
4 .875 02/01/31 9,726
30,000 Telefonica Emisiones SA 5 .213 03/08/47 26,312
9,000 TELUS Corp 4 .300 06/15/49 6,823
38,000 Time Warner Cable LLC 5 .500 09/01/41 32,552
50,000 Timken Co/The 4 .125 04/01/32 45,507
30,000 T-Mobile USA Inc 4 .700 01/15/35 28,776
150,000 T-Mobile USA Inc 4 .375 04/15/40 130,969
50,000 T-Mobile USA Inc 3 .400 10/15/52 33,171
20,000 TR Finance LLC 3 .350 05/15/26 19,711
10,000 Trane Technologies Financing Ltd 4 .500 03/21/49 8,189
4,000 Trane Technologies Global Holding Co Ltd 5 .750 06/15/43 3,997
10,000 Trane Technologies Global Holding Co Ltd 4 .300 02/21/48 8,021
19,000 TransCanada PipeLines Ltd 5 .100 03/15/49 16,915
36,000 Transcontinental Gas Pipe Line Co LLC 3 .950 05/15/50 26,459
4,000 Triton Container International Ltd / TAL International Container
Corp
3 .250 03/15/32 3,337
11,000 Tyson Foods Inc 5 .100 09/28/48 9,752
60,000 Vale Canada Ltd 7 .200 09/15/32 64,717
20,000 Vale Overseas Ltd 6 .125 06/12/33 20,625
23,000 Valero Energy Corp 3 .650 12/01/51 14,925
50,000 VeriSign Inc 5 .250 06/01/32 50,409
100,000 Verisk Analytics Inc 5 .250 03/15/35 99,153
50,000 Verizon Communications Inc 4 .272 01/15/36 45,872
102,000 Verizon Communications Inc 3 .400 03/22/41 77,802
7,000 Verizon Communications Inc 2 .850 09/03/41 4,893
80,000 Verizon Communications Inc 4 .862 08/21/46 70,442
16,000 Verizon Communications Inc 4 .000 03/22/50 12,082
26,000 Verizon Communications Inc 3 .875 03/01/52 19,110
86,000 Viatris Inc 3 .850 06/22/40 60,311
10,000 VICI Properties LP 5 .625 05/15/52 8,955
100,000 Vodafone Group PLC 5 .250 05/30/48 90,780
27,000 Vodafone Group PLC 4 .875 06/19/49 22,705
12,000 Warnermedia Holdings Inc 5 .050 03/15/42 9,045
60,000 Western Digital Corp 3 .100 02/01/32 51,227
11,000 Western Union Co/The 1 .350 03/15/26 10,660
23,000 Westlake Corp 3 .125 08/15/51 13,903
10,000 Westlake Corp 3 .375 08/15/61 5,824
20,000 Whirlpool Corp 5 .150 03/01/43 15,734
50,000 Williams Cos Inc/The 5 .600 03/15/35 50,431
10,000 Williams Cos Inc/The 5 .800 11/15/43 9,633
2,000 Zimmer Biomet Holdings Inc 4 .250 08/15/35 1,820
6,000 Zimmer Biomet Holdings Inc 5 .750 11/30/39 6,035
11,000 Zoetis Inc 4 .700 02/01/43 9,901
TOTAL INDUSTRIAL 6,903,542
UTILITY - 11.0%
65,000 AEP Texas Inc 3 .800 10/01/47 45,690
100,000 AEP Texas Inc 5 .250 05/15/52 87,092
50,000 AEP Transmission Co LLC 5 .400 03/15/53 46,974
20,000 American Water Capital Corp 4 .150 06/01/49 15,847
20,000 American Water Capital Corp 3 .250 06/01/51 13,161
50,000 Arizona Public Service Co 5 .700 08/15/34 50,746
50,000 Arizona Public Service Co 2 .650 09/15/50 28,850
20,000 Atmos Energy Corp 6 .200 11/15/53 21,246
4,000 Black Hills Corp 3 .150 01/15/27 3,894
10,000 Black Hills Corp 4 .200 09/15/46 7,958
61,000 Black Hills Corp 3 .875 10/15/49 43,663
80,000 CenterPoint Energy Inc 6 .850 02/15/55 79,882

Portfolio of Investments April 30, 2025
(continued)
NUAG

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITY (continued)
$ 10,000 CenterPoint Energy Inc 6 .700% 05/15/55 $ 9,868
18,000 Cleco Corporate Holdings LLC 4 .973 05/01/46 15,051
10,000 CMS Energy Corp 4 .700 03/31/43 8,553
11,000 CMS Energy Corp 4 .875 03/01/44 9,691
60,000 CMS Energy Corp 3 .750 12/01/50 51,890
100,000 Commonwealth Edison Co 3 .125 03/15/51 64,699
80,000 Consolidated Edison Co of New York Inc 5 .900 11/15/53 80,495
101,000 Constellation Energy Generation LLC 5 .600 06/15/42 96,491
20,000 Consumers Energy Co 4 .050 05/15/48 15,781
10,000 Consumers Energy Co 4 .350 08/31/64 7,717
70,000 Dayton Power & Light Co/The 3 .950 06/15/49 51,396
13,000 Delmarva Power & Light Co 4 .000 06/01/42 10,240
90,000 Dominion Energy Inc 3 .375 04/01/30 84,496
20,000 Dominion Energy Inc 2 .250 08/15/31 17,117
200,000 Dominion Energy Inc 7 .000 06/15/38 222,359
7,000 Dominion Energy Inc 4 .900 08/01/41 6,152
43,000 Dominion Energy Inc 4 .850 08/15/52 35,843
50,000 Dominion Energy Inc 7 .000 06/01/54 51,913
10,000 DTE Electric Co 4 .000 04/01/43 8,095
90,000 DTE Electric Co 3 .700 03/15/45 68,925
287,000 Duke Energy Corp 3 .950 08/15/47 210,151
1,000 Duke Energy Corp 5 .000 08/15/52 855
200,000 Duke Energy Indiana LLC 4 .900 07/15/43 180,780
100,000 Duke Energy Indiana LLC 5 .400 04/01/53 93,295
10,000 Duke Energy Ohio Inc 3 .700 06/15/46 7,351
27,000 El Paso Electric Co 5 .000 12/01/44 23,185
32,000 Emera US Finance LP 4 .750 06/15/46 25,780
1,000 Entergy Corp 3 .750 06/15/50 692
110,000 Entergy Louisiana LLC 4 .200 09/01/48 86,589
21,000 Essential Utilities Inc 3 .351 04/15/50 13,753
50,000 Evergy Kansas Central Inc 4 .250 12/01/45 40,303
20,000 Evergy Kansas Central Inc 3 .250 09/01/49 13,225
50,000 Eversource Energy 5 .850 04/15/31 52,378
6,000 Eversource Energy 3 .450 01/15/50 4,066
100,000 Exelon Corp 5 .450 03/15/34 101,434
3,000 Exelon Corp 4 .950 06/15/35 2,868
21,000 Exelon Corp 5 .100 06/15/45 18,755
7,000 Exelon Corp 4 .450 04/15/46 5,655
1,000 Exelon Corp 4 .700 04/15/50 823
40,000 FirstEnergy Corp 2 .250 09/01/30 35,045
48,000 FirstEnergy Pennsylvania Electric Co 6 .150 10/01/38 50,543
81,000 Georgia Power Co 3 .700 01/30/50 59,494
18,000 Iberdrola International BV 6 .750 07/15/36 20,318
10,000 Idaho Power Co 5 .800 04/01/54 9,829
100,000 Indiana Michigan Power Co 3 .750 07/01/47 73,571
10,000 Interstate Power and Light Co 4 .100 09/26/28 9,896
7,000 IPALCO Enterprises Inc 4 .250 05/01/30 6,675
1,000 ITC Holdings Corp 5 .300 07/01/43 917
10,000 Louisville Gas and Electric Co 4 .375 10/01/45 8,217
50,000 MidAmerican Energy Co 3 .150 04/15/50 33,244
12,000 National Grid USA 5 .803 04/01/35 12,043
50,000 National Rural Utilities Cooperative Finance Corp 5 .150 06/15/29 51,360
4,000 NextEra Energy Capital Holdings Inc 3 .500 04/01/29 3,846
129,000 NextEra Energy Capital Holdings Inc 5 .000 07/15/32 128,700
150,000 NextEra Energy Capital Holdings Inc 5 .550 03/15/54 140,228
50,000 NextEra Energy Capital Holdings Inc 6 .375 08/15/55 50,105
19,000 NiSource Inc 3 .490 05/15/27 18,668
58,000 NiSource Inc 5 .950 06/15/41 58,098
21,000 NiSource Inc 5 .650 02/01/45 20,113
200,000 NiSource Inc 4 .375 05/15/47 162,241
7,000 NiSource Inc 3 .950 03/30/48 5,295
19,000 NiSource Inc 5 .000 06/15/52 16,535

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITY (continued)
$ 50,000 Northern States Power Co/MN 5 .050% 05/15/35 $ 50,170
30,000 Northern States Power Co/WI 5 .650 06/15/54 29,693
50,000 NSTAR Electric Co 4 .950 09/15/52 44,516
4,000 Oglethorpe Power Corp 5 .950 11/01/39 4,109
60,000 Oglethorpe Power Corp 5 .375 11/01/40 57,727
69,000 Oglethorpe Power Corp 4 .200 12/01/42 54,865
14,000 Oglethorpe Power Corp 4 .250 04/01/46 10,796
13,000 Oglethorpe Power Corp 5 .050 10/01/48 11,342
7,000 Oglethorpe Power Corp 5 .250 09/01/50 6,150
250,000 Ohio Power Co 4 .150 04/01/48 192,892
40,000 Oncor Electric Delivery Co LLC 5 .350 10/01/52 37,252
8,000 Pacific Gas and Electric Co 3 .300 12/01/27 7,714
9,000 Pacific Gas and Electric Co 3 .000 06/15/28 8,519
9,000 Pacific Gas and Electric Co 4 .200 03/01/29 8,731
40,000 Pacific Gas and Electric Co 5 .900 06/15/32 40,536
100,000 Pacific Gas and Electric Co 6 .400 06/15/33 103,398
110,000 Pacific Gas and Electric Co 6 .950 03/15/34 117,964
59,000 Pacific Gas and Electric Co 4 .200 06/01/41 45,570
6,000 Pacific Gas and Electric Co 4 .450 04/15/42 4,729
258,000 Pacific Gas and Electric Co 3 .750 08/15/42 184,376
7,000 Pacific Gas and Electric Co 4 .300 03/15/45 5,298
300,000 Pacific Gas and Electric Co 4 .250 03/15/46 225,930
7,000 Pacific Gas and Electric Co 4 .000 12/01/46 4,987
7,000 Pacific Gas and Electric Co 3 .950 12/01/47 4,905
106,000 Pacific Gas and Electric Co 4 .950 07/01/50 85,386
54,000 Pacific Gas and Electric Co 5 .250 03/01/52 44,921
110,000 PacifiCorp 5 .500 05/15/54 99,529
115,000 Piedmont Natural Gas Co Inc 3 .640 11/01/46 81,746
11,000 Piedmont Natural Gas Co Inc 3 .350 06/01/50 7,129
10,000 Potomac Electric Power Co 4 .150 03/15/43 8,229
100,000 Potomac Electric Power Co 5 .500 03/15/54 95,340
10,000 PPL Capital Funding Inc 3 .100 05/15/26 9,859
1,000 PPL Capital Funding Inc 4 .125 04/15/30 983
70,000 PPL Electric Utilities Corp 4 .150 06/15/48 56,292
30,000 Public Service Co of Colorado 3 .800 06/15/47 22,139
80,000 Public Service Co of Colorado 4 .500 06/01/52 65,003
60,000 Public Service Co of Colorado 5 .250 04/01/53 54,240
10,000 Public Service Electric and Gas Co 5 .700 12/01/36 10,393
25,000 Public Service Electric and Gas Co 5 .450 08/01/53 24,211
50,000 Public Service Enterprise Group Inc 5 .400 03/15/35 50,218
26,000 Puget Energy Inc 2 .379 06/15/28 24,395
36,000 Puget Energy Inc 4 .100 06/15/30 34,357
10,000 Puget Sound Energy Inc 2 .893 09/15/51 6,100
50,000 San Diego Gas & Electric Co 4 .150 05/15/48 38,493
52,000 Sempra 3 .400 02/01/28 50,486
38,000 Sempra 3 .800 02/01/38 30,720
34,000 Sempra 4 .000 02/01/48 24,540
10,000 Southern California Edison Co 4 .500 09/01/40 8,266
100,000 Southern California Edison Co 5 .700 03/01/53 89,453
100,000 Southern Co Gas Capital Corp 4 .950 09/15/34 97,170
50,000 Southern Co Gas Capital Corp 6 .000 10/01/34 51,941
101,000 Southern Co Gas Capital Corp 4 .400 05/30/47 81,231
1,000 Southern Co/The 5 .113 08/01/27 1,016
40,000 Southern Co/The 4 .850 06/15/28 40,665
80,000 Southern Co/The 5 .700 03/15/34 82,710
51,000 Southern Power Co 4 .950 12/15/46 43,715
50,000 Southwest Gas Corp 2 .200 06/15/30 44,018
45,000 Southwest Gas Corp 4 .150 06/01/49 33,973
8,000 Southwestern Electric Power Co 1 .650 03/15/26 7,800
1,000 Southwestern Electric Power Co 3 .900 04/01/45 748
109,000 Southwestern Electric Power Co 3 .250 11/01/51 68,771
21,000 Southwestern Public Service Co 6 .000 10/01/36 21,823

Portfolio of Investments April 30, 2025
(continued)
NUAG

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITY (continued)
$ 18,000 Spire Inc 4 .700% 08/15/44 $ 15,073
50,000 Tampa Electric Co 5 .150 03/01/35 49,802
10,000 Union Electric Co 3 .650 04/15/45 7,494
65,000 Union Electric Co 5 .450 03/15/53 61,801
30,000 Virginia Electric and Power Co 5 .350 01/15/54 27,509
100,000 Wisconsin Power and Light Co 5 .375 03/30/34 100,736
60,000 Wisconsin Power and Light Co 4 .100 10/15/44 46,470
20,000 Wisconsin Public Service Corp 2 .850 12/01/51 12,115
7,000 Xcel Energy Inc 4 .800 09/15/41 5,975
TOTAL UTILITY 6,405,847
TOTAL CORPORATE DEBT
(Cost $23,858,295) 22,908,795
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GOVERNMENT RELATED - 8.0%
GOVERNMENT AGENCY - 0.7%
70,000 Export-Import Bank of Korea 2 .500 06/29/41 49,090
25,000 Federal Home Loan Banks 3 .625 09/04/26 24,977
1,000 Federal National Mortgage Association 1 .875 09/24/26 975
15,000 Federal National Mortgage Association 5 .625 07/15/37 16,529
20,000 Kreditanstalt fuer Wiederaufbau 4 .625 03/18/30 20,788
70,000 Tennessee Valley Authority 4 .650 06/15/35 71,643
9,000 Tennessee Valley Authority 5 .250 09/15/39 9,458
129,000 Tennessee Valley Authority 3 .500 12/15/42 105,813
5,000 Tennessee Valley Authority 4 .250 09/15/52 4,169
50,000 Tennessee Valley Authority 5 .250 02/01/55 48,754
50,000 Tennessee Valley Authority 4 .250 09/15/65 40,193
TOTAL GOVERNMENT AGENCY 392,389
MUNICIPAL BONDS - 1.8%
18,000 Bay Area Toll Authority, California, Revenue Bonds, San Francisco
Bay Area Toll Bridge, Series 2021F-3
3 .126 04/01/55 11,888
16,000 Bay Area Toll Authority, California, Revenue Bonds, San Francisco
Bay Area Toll Bridge, Subordinate Lien, Build America Federally
Taxable Bond Series 2010S-1
6 .918 04/01/40 17,902
60,000 Board of Regents of the University of Texas System, Revenue
Financing System Bonds, Green Series 2016B
3 .852 08/15/46 48,002
42,000 California State University, Systemwide Revenue Bonds, Taxable
Series 2021B
2 .719 11/01/52 26,789
10,000 California State University, Systemwide Revenue Bonds, Taxable
Series 2021B
2 .939 11/01/52 6,448
50,000 California State, General Obligation Bonds, Taxable Various
Purpose Series 2018
4 .500 04/01/33 49,766
70,000 California State, General Obligation Bonds, Taxable Various
Purpose Series 2018
4 .600 04/01/38 71,151
50,000 California State, General Obligation Bonds, Various Purpose
Build America Taxable Bond Series 2010
7 .625 03/01/40 60,060
10,000 Chicago Greater Metropolitan Water Reclamation District, Illinois,
General Obligation Bonds, Build America Taxable Bonds, Series
2009
5 .720 12/01/38 10,335
28,000 Chicago Transit Authority, Illinois, Sales and Transfer Tax Receipts
Revenue Bonds, Pension Funding Taxable Series 2008B
6 .899 12/01/40 31,247
27,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Taxable Senior Lien Series 2018C
4 .572 01/01/54 23,531
20,000 Commonwealth Financing Authority, Pennsylvania, Revenue
Bonds Taxable Series 2021A
2 .991 06/01/42 15,103
6,000 Commonwealth Financing Authority, Pennsylvania, State
Appropriation Lease Bonds, Plancon Program, Taxable Series
2018A
3 .864 06/01/38 5,437
10,000 Cook County, Illinois, General Obligation Bonds, Build America
Taxable Bonds, Series 2010D
6 .229 11/15/34 10,585
40,000 Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds,
Taxable Refunding Senior Lien Series 2021A
2 .613 12/01/48 26,515

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MUNICIPAL BONDS (continued)
$ 20,000 Dallas Fort Worth International Airport, Texas, Joint Revenue
Bonds Taxable Improvement Series 2022A
4 .087% 11/01/51 $ 16,258
20,000 Dallas Fort Worth International Airport, Texas, Joint Revenue
Bonds Taxable Improvement Series 2022A
4 .507 11/01/51 17,158
40,000 Dallas-Fort Worth International Airport, Texas, Joint Revenue
Bonds, Taxable Refunding Series 2021C
2 .843 11/01/46 28,332
1,000 Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose, Series 2021C
2 .202 03/15/34 825
20,000 Florida State Board of Administration Finance Corporation,
Revenue Bonds, Taxable, Series 2024A
5 .526 07/01/34 20,439
40,000 Grand Parkway Transportation Corporation, Texas, System Toll
Revenue Bonds, Taxable Refunding Subordinate Lien Series
2020B. Tela Supported
3 .236 10/01/52 27,412
53,000 Illinois State, General Obligation Bonds, Pension Funding Series
2003
5 .100 06/01/33 52,718
20,000 Kansas Development Finance Authority, Kansas, Revenue Bonds,
State of Kansas KPERS Projects, Taxable Series 2021K
2 .774 05/01/51 13,568
30,000 Los Angeles Community College District, California, General
Obligation Bonds, Build America Taxable Bonds, Series 2010
6 .750 08/01/49 33,436
11,000 Michigan Finance Authority, Hospital Revenue Bonds, Trinity
Health Credit Group, Taxable Refunding Series 2019-T
3 .384 12/01/40 9,042
21,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Washington University, Series 2016B
3 .086 09/15/51 13,951
36,000 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4
Project J Bonds, Taxable Build America Bonds Series 2010A
6 .637 04/01/57 39,199
45,000 New Jersey Turnpike Authority, Revenue Bonds, Build America
Taxable Bonds, Series 2010A
7 .102 01/01/41 51,495
1,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Revenue Bonds, Second Generation
Resolution, Build America Taxable Bonds, Fiscal 2011 Series AA
5 .440 06/15/43 978
50,000 New York City, New York, General Obligation Bonds, Taxable
Fiscal 2025 Series C-2
4 .610 09/01/37 47,493
10,000 Ohio State University, General Receipts Bonds, Build America
Taxable Bond Series 2010C
4 .910 06/01/40 9,829
100,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Twenty-Fifth Series 2021
3 .175 07/15/60 64,437
39,000 Province of British Columbia Canada 1 .300 01/29/31 33,569
75,000 Sales Tax Securitization Corporation, Illinois, Tax Securitization
Bonds, Taxable Series 2018
3 .238 01/01/42 60,830
93,000 The Rector and Visitors of the University of Virginia, General
Revenue Bonds, Taxable Pledge and Refunding Series 2020
2 .256 09/01/50 53,037
32,000 Tucson, Arizona, Certificates of Participation, Taxable Series
2021A
2 .856 07/01/47 23,087
30,000 University of Michigan, General Revenue Bonds, Series 2022A 3 .504 04/01/52 22,332
TOTAL MUNICIPAL BONDS 1,054,184
SOVEREIGN DEBT - 5.5%
200,000 Chile Government International Bond 4 .340 03/07/42 171,140
1,000 Chile Government International Bond 3 .625 10/30/42 771
102,000 Chile Government International Bond 3 .500 01/25/50 71,145
13,000 Chile Government International Bond 4 .000 01/31/52 9,768
13,000 Chile Government International Bond 3 .250 09/21/71 7,724
200,000 Colombia Government International Bond 8 .500 04/25/35 203,144
9,000 Colombia Government International Bond 4 .125 02/22/42 5,463
200,000 Colombia Government International Bond 5 .625 02/26/44 142,559
13,000 Colombia Government International Bond 5 .000 06/15/45 8,447
19,000 Colombia Government International Bond 5 .200 05/15/49 12,265
13,000 Colombia Government International Bond 4 .125 05/15/51 7,176
13,000 Colombia Government International Bond 3 .875 02/15/61 6,627
1,000 Hungary Government International Bond 7 .625 03/29/41 1,104
1,000 Indonesia Government International Bond 4 .350 01/11/48 821
1,000 Indonesia Government International Bond 5 .350 02/11/49 958
50,000 Indonesia Government International Bond 3 .700 10/30/49 36,842
143,000 Indonesia Government International Bond 4 .300 03/31/52 115,010

Portfolio of Investments April 30, 2025
(continued)
NUAG

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOVEREIGN DEBT (continued)
$ 10,000 Indonesia Government International Bond 4 .450% 04/15/70 $ 7,892
25,000 Indonesia Government International Bond 3 .350 03/12/71 15,533
50,000 Inter-American Development Bank 3 .750 06/14/30 49,900
20,000 Inter-American Development Bank 4 .375 01/24/44 18,804
50,000 Inter-American Development Bank 5 .130 09/11/54 48,581
28,000 Israel Government International Bond 4 .500 01/30/43 23,429
250,000 Israel Government International Bond 4 .125 01/17/48 189,662
50,000 Israel Government International Bond 4 .500 04/03/20 34,687
11,000 Korea International Bond 3 .875 09/20/48 9,045
200,000 Mexico Government International Bond 6 .000 05/07/36 190,494
70,000 Mexico Government International Bond 4 .280 08/14/41 51,995
200,000 Mexico Government International Bond 4 .750 03/08/44 151,114
200,000 Mexico Government International Bond 4 .400 02/12/52 134,374
100,000 Mexico Government International Bond 6 .338 05/04/53 87,733
300,000 Mexico Government International Bond 7 .375 05/13/55 296,964
60,000 Panama Government International Bond 6 .875 01/31/36 57,933
48,000 Panama Government International Bond 4 .500 05/15/47 31,444
100,000 Panama Government International Bond 4 .300 04/29/53 60,864
200,000 Panama Government International Bond 7 .875 03/01/57 193,309
80,000 Panama Government International Bond 3 .870 07/23/60 43,187
93,000 Peruvian Government International Bond 3 .300 03/11/41 67,541
17,000 Peruvian Government International Bond 3 .550 03/10/51 11,454
5,000 Peruvian Government International Bond 2 .780 12/01/60 2,652
1,000 Peruvian Government International Bond 3 .600 01/15/72 608
16,000 (a) Peruvian Government International Bond 3 .230 07/28/21 8,438
20,000 Philippine Government International Bond 6 .375 10/23/34 21,870
10,000 Philippine Government International Bond 5 .000 01/13/37 9,834
19,000 Philippine Government International Bond 3 .700 03/01/41 15,215
200,000 Philippine Government International Bond 3 .200 07/06/46 139,786
60,000 Republic of Italy Government International Bond 4 .000 10/17/49 43,642
60,000 Republic of Poland Government International Bond 5 .125 09/18/34 59,846
30,000 Republic of Poland Government International Bond 5 .500 04/04/53 28,093
200,000 Uruguay Government International Bond 5 .442 02/14/37 203,550
17,000 Uruguay Government International Bond 5 .100 06/18/50 15,576
90,000 Uruguay Government International Bond 4 .975 04/20/55 79,087
TOTAL SOVEREIGN DEBT 3,205,100
UTILITY - 0.0%
20,000 San Antonio, Texas, Electric and Gas System Revenue Bonds,
Build America Taxable Bond Series 2010A
5 .718 02/01/41 20,105
TOTAL UTILITY 20,105
TOTAL GOVERNMENT RELATED
(Cost $5,420,293) 4,671,778
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED - 18.9%
250,000 American Express Credit Account Master Trust 3 .390 05/17/27 249,877
66,667 (b) Avis Budget Rental Car Funding AESOP LLC 2 .330 08/20/26 66,372
150,000 BANK 2024-BNK47 6 .457 06/15/57 160,292
50,000 (c) BANK 2025-BNK49 5 .623 03/15/58 51,960
50,000 (c) BANK5 2023-5YR3 6 .724 09/15/56 53,165
43,281 BANK5 2023-5YR4 6 .500 12/15/56 45,734
50,000 (b) Barings Equipment Finance LLC 2025-A 4 .820 08/13/32 50,762
100,000 BBCMS Mortgage Trust 2022-C17 4 .174 09/15/55 95,897
50,000 BBCMS Mortgage Trust 2025-5C34 5 .659 05/15/58 51,990
150,000 Benchmark 2021-B27 Mortgage Trust 2 .703 07/15/54 106,626
100,000 (c) Benchmark 2024-V7 Mortgage Trust 6 .228 05/15/56 105,552
45,000 BMO 2023-5C2 Mortgage Trust 6 .673 11/15/56 47,687
50,000 BMO 2025-5C10 Mortgage Trust 5 .578 05/15/58 51,805
50,000 BMO 2025-C11 Mortgage Trust 5 .687 02/15/58 52,197
150,000 Capital One Multi-Asset Execution Trust 3 .490 05/15/27 149,933
30,000 Capital One Prime Auto Receivables Trust 2024-1 4 .620 07/16/29 30,320

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED (continued)
$ 38,581 Carmax Auto Owner Trust 2024-3 5 .210% 09/15/27 $ 38,682
50,000 CarMax Auto Owner Trust 2024-4 4 .640 04/15/30 50,460
50,000 Carmax Auto Owner Trust 2025-2 4 .480 03/15/30 50,170
50,000 Carvana Auto Receivables Trust 2024-P3 4 .310 09/10/30 49,965
50,000 (b) Chase Auto Owner Trust 2024-3 5 .220 07/25/29 50,682
100,000 CNH Equipment Trust 2023-B 5 .600 02/15/29 101,695
50,000 CNH Equipment Trust 2024-C 4 .120 03/15/32 49,628
13,642 COMM 2015-LC19 Mortgage Trust 3 .527 02/10/48 13,619
8,575 (b) Dell Equipment Finance Trust 2023-3 6 .100 04/23/29 8,585
100,000 (b) Dell Equipment Finance Trust 2025-1 4 .680 07/22/27 100,117
46,952 (b) Enterprise Fleet Financing 2024-3 LLC 5 .310 04/20/27 47,117
50,000 (b) Enterprise Fleet Financing 2025-2 LLC 4 .510 02/22/28 50,026
50,000 Exeter Automobile Receivables Trust 2024-4 5 .290 08/15/30 50,330
21,777 Fannie Mae Pool FN MA1489 3 .000 07/01/43 19,720
54,818 Fannie Mae Pool FN MA3211 4 .000 12/01/47 51,855
32,903 Fannie Mae Pool FN MA3277 4 .000 02/01/48 31,034
73,467 Fannie Mae Pool FN MA3305 3 .500 03/01/48 67,299
22,315 Fannie Mae Pool FN MA3306 4 .000 03/01/48 21,089
44,307 Fannie Mae Pool FN MA3383 3 .500 06/01/48 40,552
125,401 Fannie Mae Pool FN MA3416 4 .500 07/01/48 122,147
42,250 Fannie Mae Pool FN MA3663 3 .500 05/01/49 38,480
64,629 Fannie Mae Pool FN MA3744 3 .000 08/01/49 56,716
163,144 Fannie Mae Pool FN MA4160 3 .000 10/01/50 143,208
222,972 Fannie Mae Pool FN MA4305 2 .000 04/01/51 177,201
117,243 Fannie Mae Pool FN MA4438 2 .500 10/01/51 97,756
109,904 Fannie Mae Pool FN MA4562 2 .000 03/01/52 87,305
229,641 Fannie Mae Pool FN MA4578 2 .500 04/01/52 191,450
77,936 Fannie Mae Pool FN MA4737 5 .000 08/01/52 76,583
383,202 Fannie Mae Pool FN MA4738 5 .500 08/01/52 383,712
159,611 Fannie Mae Pool FN MA4761 5 .000 09/01/52 156,799
83,144 Fannie Mae Pool FN MA5216 6 .000 12/01/53 84,457
82,240 Fannie Mae Pool FN MA5295 6 .000 03/01/54 83,452
75,653 Fannie Mae Pool FN MA5329 6 .500 04/01/54 77,910
68,923 Fannie Mae Pool FN MA5391 7 .000 06/01/54 72,117
154,831 Fannie Mae Pool FN MA5469 5 .000 09/01/54 151,616
96,082 Fannie Mae Pool FN MA5471 6 .000 09/01/54 97,485
50,000 Ford Credit Auto Lease Trust 2024-B 4 .990 12/15/27 50,426
50,000 Ford Credit Auto Owner Trust 2024-B 5 .100 04/15/29 50,707
200,000 Freddie Mac Multifamily Structured Pass Through Certificates 4 .819 06/25/28 204,505
200,000 (c) Freddie Mac Multifamily Structured Pass Through Certificates 4 .650 08/25/28 203,704
100,000 (c) Freddie Mac Multifamily Structured Pass Through Certificates 4 .800 09/25/28 102,273
50,000 Freddie Mac Multifamily Structured Pass Through Certificates 4 .618 07/25/29 50,910
50,000 (c) Freddie Mac Multifamily Structured Pass Through Certificates 4 .700 11/25/29 51,105
30,000 (c) Freddie Mac Multifamily Structured Pass Through Certificates 4 .230 12/25/29 30,092
25,000 (c) Freddie Mac Multifamily Structured Pass Through Certificates 4 .410 01/25/30 25,281
200,000 (c) Freddie Mac Multifamily Structured Pass Through Certificates 4 .478 01/25/30 203,023
185,795 Freddie Mac Multifamily Structured Pass Through Certificates 1 .353 11/25/30 171,792
35,000 (c) Freddie Mac Multifamily Structured Pass Through Certificates 4 .680 10/25/31 35,672
150,000 (c) Freddie Mac Multifamily Structured Pass Through Certificates 5 .150 12/25/33 156,423
90,000 Freddie Mac Multifamily Structured Pass Through Certificates 4 .760 10/25/34 91,252
235,332 Freddie Mac Pool FR SD5345 2 .500 04/01/52 196,614
233,743 Ginnie Mae II Pool G2 MA6819 2 .500 08/20/50 199,638
181,511 Ginnie Mae II Pool G2 MA7192 2 .000 02/20/51 148,111
219,766 Ginnie Mae II Pool G2 MA7768 3 .000 12/20/51 194,631
207,641 Ginnie Mae II Pool G2 MA7883 3 .500 02/20/52 189,288
238,944 Ginnie Mae II Pool G2 MA8046 4 .500 05/20/52 230,180
107,294 Ginnie Mae II Pool G2 MA8150 4 .000 07/20/52 100,291
201,043 Ginnie Mae II Pool G2 MA8489 4 .500 12/20/52 193,441
192,073 Ginnie Mae II Pool G2 MA9106 5 .500 08/20/53 192,401
201,771 Ginnie Mae II Pool G2 MA9905 5 .000 09/20/54 198,054
147,150 Ginnie Mae II Pool G2 MA9906 5 .500 09/20/54 147,183
146,129 Ginnie Mae II Pool G2 MA9907 6 .000 09/20/54 147,914

Portfolio of Investments April 30, 2025
(continued)
NUAG

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED (continued)
$ 211,904 Ginnie Mae II Pool G2 MA9962 4 .000% 10/20/54 $ 197,283
103,671 Ginnie Mae II Pool G2 MA9963 4 .500 10/20/54 99,268
103,542 Ginnie Mae II Pool G2 MA9964 5 .000 10/20/54 101,635
190,334 Ginnie Mae II Pool G2 MB0028 6 .500 11/20/54 194,936
199,619 Ginnie Mae II Pool G2 MB0259 5 .500 03/20/55 199,663
199,523 Ginnie Mae II Pool G2 MB0260 6 .000 03/20/55 202,070
169,820 Ginnie Mae II Pool MA7473 G2 MA7473 3 .000 07/20/51 150,461
111,788 Ginnie Mae II Pool MA7589 G2 MA7589 2 .500 09/20/51 95,286
156,054 Ginnie Mae II Pool MA7989 G2 MA7989 3 .500 04/20/52 142,084
100,000 GM Financial Automobile Leasing Trust 2024-1 5 .090 03/22/27 100,448
28,548 GM Financial Consumer Automobile Receivables Trust 2022-2 3 .100 02/16/27 28,404
221,089 GS Mortgage Securities Trust 2016-GS4 3 .178 11/10/49 217,306
33,333 (b) Hertz Vehicle Financing III LLC 1 .990 06/25/26 33,228
50,000 Honda Auto Receivables 2024-2 Owner Trust 5 .270 11/20/28 50,722
24,787 (b) HPEFS Equipment Trust 2023-2 6 .040 01/21/31 24,833
100,000 (b) Hyundai Auto Lease Securitization Trust 2025-B 4 .530 04/17/28 100,133
37,815 Hyundai Auto Receivables Trust 2022-B 3 .720 11/16/26 37,740
100,000 John Deere Owner Trust 2022 2 .490 01/16/29 99,009
100,000 (b) Kubota Credit Owner Trust 2025-1 4 .670 06/15/29 101,318
25,000 Mercedes-Benz Auto Receivables Trust 2024-1 4 .790 07/15/31 25,302
250,000 Morgan Stanley Capital I Trust 2021-L5 1 .518 05/15/54 240,034
50,000 Nissan Auto Lease Trust 2025-A 4 .750 03/15/28 50,551
100,000 (b) OneMain Financial Issuance Trust 2023-2 6 .170 09/15/36 103,427
100,000 Santander Drive Auto Receivables Trust 2023-4 6 .040 12/15/31 103,052
50,000 Toyota Auto Receivables 2024-C Owner Trust 4 .880 03/15/29 50,560
50,000 Toyota Auto Receivables 2025-A Owner Trust 4 .640 08/15/29 50,548
45,000 Verizon Master Trust Series 2024-4 5 .210 06/20/29 45,328
200,000 Wells Fargo Commercial Mortgage Trust 2024-5C1 5 .928 07/15/57 209,111
50,000 (b) Westlake Automobile Receivables Trust 2025-1 4 .750 08/15/28 50,215
50,000 World Omni Auto Receivables Trust 2024-B 5 .270 09/17/29 50,545
TOTAL SECURITIZED
(Cost $11,172,841) 11,080,599
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
U.S. TREASURY - 32.0%
600 United States Treasury Note/Bond 0 .750 04/30/26 582
100,000 United States Treasury Note/Bond 4 .875 05/31/26 101,031
2,800 United States Treasury Note/Bond 0 .875 06/30/26 2,706
200,000 United States Treasury Note/Bond 4 .625 06/30/26 201,773
250,000 United States Treasury Note/Bond 3 .750 08/31/26 249,893
950,000 United States Treasury Note/Bond 3 .500 09/30/26 946,846
200,000 United States Treasury Note/Bond 4 .125 10/31/26 201,141
450,000 United States Treasury Note/Bond 4 .250 11/30/26 453,727
3,600 United States Treasury Note/Bond 1 .250 12/31/26 3,460
100,000 United States Treasury Note/Bond 4 .125 01/31/27 100,777
800,000 United States Treasury Note/Bond 4 .125 02/28/27 806,750
250,000 United States Treasury Note/Bond 4 .250 03/15/27 252,764
1,000 United States Treasury Note/Bond 2 .500 03/31/27 980
4,250,000 United States Treasury Note/Bond 3 .875 03/31/27 4,269,756
30,000 United States Treasury Note/Bond 2 .750 04/30/27 29,509
2,000,000 United States Treasury Note/Bond 3 .750 04/30/27 2,005,859
200,000 United States Treasury Note/Bond 4 .500 05/15/27 203,437
2,800 United States Treasury Note/Bond 3 .250 06/30/27 2,780
400 (d) United States Treasury Note/Bond 2 .750 07/31/27 393
150,000 United States Treasury Note/Bond 3 .625 05/31/28 150,100
105,000 United States Treasury Note/Bond 4 .375 08/31/28 107,465
100,000 United States Treasury Note/Bond 4 .875 10/31/28 104,043
150,000 United States Treasury Note/Bond 3 .125 11/15/28 147,498
500,000 United States Treasury Note/Bond 4 .000 01/31/29 506,094
275,000 United States Treasury Note/Bond 4 .250 02/28/29 280,844
250,000 United States Treasury Note/Bond 3 .500 09/30/29 248,076

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
U.S. TREASURY (continued)
$ 200,000 United States Treasury Note/Bond 4 .125% 10/31/29 $ 203,539
450,000 United States Treasury Note/Bond 4 .125 11/30/29 458,174
600,000 United States Treasury Note/Bond 4 .375 12/31/29 617,063
2,950,000 United States Treasury Note/Bond 4 .250 01/31/30 3,018,795
650,000 United States Treasury Note/Bond 4 .000 03/31/30 658,074
200,000 United States Treasury Note/Bond 3 .750 08/31/31 198,437
500,000 United States Treasury Note/Bond 4 .375 01/31/32 513,320
30,000 United States Treasury Note/Bond 4 .000 02/15/34 29,770
60,000 United States Treasury Note/Bond 4 .250 11/15/34 60,459
600,000 United States Treasury Note/Bond 4 .625 02/15/35 622,500
50,000 United States Treasury Note/Bond 3 .875 02/15/43 45,254
20,000 United States Treasury Note/Bond 4 .500 02/15/44 19,543
150,000 United States Treasury Note/Bond 4 .750 02/15/45 151,031
25,000 United States Treasury Note/Bond 4 .750 11/15/53 25,140
335,000 United States Treasury Note/Bond 4 .250 08/15/54 310,555
100,000 United States Treasury Note/Bond 4 .500 11/15/54 96,797
300,000 United States Treasury Note/Bond 4 .625 02/15/55 296,859
TOTAL U.S. TREASURY
(Cost $18,538,360) 18,703,594
TOTAL LONG-TERM INVESTMENTS
(Cost $58,998,522) 57,373,549
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.3%
166,890 (e) State Street Navigator Securities Lending Government Money
Market Portfolio
4 .360 (f) $ 166,890
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $166,890) 166,890
TOTAL INVESTMENTS - 98 .4%
(Cost $ 59,165,412 ) 57,540,439
OTHER ASSETS & LIABILITIES, NET - 1.6% 943,710
NET ASSETS - 100% $ 58,484,149
REIT Real Estate Investment Trust
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
(a) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $161,245.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $1,131,303 or 2.0% of Total Investments.
(c) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(d) Principal Amount (000) rounds to less than $1,000.
(e) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(f) The rate shown is the one-day yield as of the end of the reporting period.

Portfolio of Investments April 30, 2025
(continued)
NUAG

for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
NUAG
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Bonds $ – $ 8,783 $ – $ 8,783
Corporate Debt – 22,908,795 – 22,908,795
Government Related – 4,671,778 – 4,671,778
Securitized – 11,080,599 – 11,080,599
U.S. Treasury – 18,703,594 – 18,703,594
Investments Purchased with Collateral from Securities
Lending 166,890 – – 166,890
Total $ 166,890 $ 57,373,549 $ – $ 57,540,439
a

Portfolio of Investments April 30, 2025
NUSA
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 98.1%
CORPORATE DEBT - 23.4%
FINANCIALS - 10.7%
$ 60,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3 .875% 01/23/28 $ 58,741
20,000 Aflac Inc 1 .125 03/15/26 19,433
20,000 Ally Financial Inc 7 .100 11/15/27 20,966
70,000 American Express Co 5 .850 11/05/27 72,729
100,000 Banco Santander SA 1 .722 09/14/27 96,031
31,000 Bank of America Corp 1 .734 07/22/27 29,971
180,000 Bank of America Corp 4 .376 04/27/28 179,703
50,000 Bank of America Corp 5 .162 01/24/31 50,932
30,000 Bank of Montreal 5 .717 09/25/28 31,224
50,000 (a) Bank of Montreal 5 .004 01/27/29 50,778
60,000 Bank of Nova Scotia/The 1 .350 06/24/26 58,030
50,000 Bank of Nova Scotia/The 5 .130 02/14/31 50,779
80,000 Barclays PLC 2 .279 11/24/27 77,073
11,000 Boston Properties LP 2 .750 10/01/26 10,665
20,000 Brixmor Operating Partnership LP 3 .900 03/15/27 19,732
10,000 Canadian Imperial Bank of Commerce 5 .260 04/08/29 10,263
34,000 Capital One Financial Corp 7 .149 10/29/27 35,182
14,000 Capital One Financial Corp 3 .800 01/31/28 13,732
20,000 Centene Corp 4 .250 12/15/27 19,544
30,000 Charles Schwab Corp/The 1 .150 05/13/26 29,044
27,000 Charles Schwab Corp/The 2 .450 03/03/27 26,186
20,000 Charles Schwab Corp/The 5 .643 05/19/29 20,741
150,000 Citigroup Inc 4 .658 05/24/28 150,499
20,000 Citizens Financial Group Inc 2 .850 07/27/26 19,493
50,000 Deutsche Bank AG/New York NY 5 .371 09/09/27 51,252
30,000 Digital Realty Trust LP 3 .700 08/15/27 29,635
20,000 Elevance Health Inc 3 .650 12/01/27 19,678
20,000 Equitable Holdings Inc 4 .350 04/20/28 19,898
30,000 Fifth Third Bancorp 1 .707 11/01/27 28,701
20,000 GATX Corp 3 .250 09/15/26 19,628
135,000 Goldman Sachs Group Inc/The 4 .482 08/23/28 135,074
14,000 Goldman Sachs Group Inc/The 6 .484 10/24/29 14,853
50,000 Goldman Sachs Group Inc/The 5 .218 04/23/31 50,922
20,000 Healthpeak OP LLC 3 .250 07/15/26 19,668
102,000 HSBC Holdings PLC 4 .755 06/09/28 102,240
30,000 Humana Inc 5 .750 12/01/28 31,116
30,000 ING Groep NV 1 .726 04/01/27 29,220
130,000 JPMorgan Chase & Co 2 .947 02/24/28 126,679
38,000 JPMorgan Chase & Co 4 .851 07/25/28 38,410
50,000 JPMorgan Chase & Co 4 .995 07/22/30 50,723
50,000 JPMorgan Chase & Co 4 .603 10/22/30 49,966
50,000 JPMorgan Chase & Co 5 .140 01/24/31 51,061
40,000 Kimco Realty OP LLC 3 .800 04/01/27 39,470
20,000 Lincoln National Corp 3 .625 12/12/26 19,747
60,000 Lloyds Banking Group PLC 3 .750 03/18/28 59,062
20,000 M&T Bank Corp 7 .413 10/30/29 21,515
20,000 Manulife Financial Corp 4 .150 03/04/26 19,947
60,000 Mitsubishi UFJ Financial Group Inc 4 .080 04/19/28 59,576
40,000 Mizuho Financial Group Inc 4 .018 03/05/28 39,652
83,000 Morgan Stanley 5 .164 04/20/29 84,500
100,000 Morgan Stanley 5 .042 07/19/30 101,233
50,000 Morgan Stanley 5 .192 04/17/31 50,906
45,000 Nasdaq Inc 5 .350 06/28/28 46,253
30,000 NatWest Group PLC 4 .800 04/05/26 30,090
5,000 ORIX Corp 5 .000 09/13/27 5,068
50,000 PNC Financial Services Group Inc/The 6 .615 10/20/27 51,497
50,000 PNC Financial Services Group Inc/The 5 .222 01/29/31 51,122
20,000 Progressive Corp/The 2 .500 03/15/27 19,403
80,000 Royal Bank of Canada 4 .969 08/02/30 81,024

Portfolio of Investments April 30, 2025
(continued)
NUSA

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIALS (continued)
$ 30,000 Santander Holdings USA Inc 2 .490% 01/06/28 $ 28,793
30,000 Santander UK Group Holdings PLC 1 .673 06/14/27 28,955
20,000 State Street Corp 5 .820 11/04/28 20,747
50,000 State Street Corp 4 .729 02/28/30 50,594
50,000 State Street Corp 4 .834 04/24/30 50,717
68,000 Sumitomo Mitsui Financial Group Inc 3 .784 03/09/26 67,667
60,000 Synovus Financial Corp 6 .168 11/01/30 60,540
10,000 Toronto-Dominion Bank/The 1 .200 06/03/26 9,675
50,000 Toronto-Dominion Bank/The 1 .250 09/10/26 48,020
50,000 Toronto-Dominion Bank/The 4 .861 01/31/28 50,697
50,000 Truist Financial Corp 7 .161 10/30/29 53,981
30,000 UBS Group AG 4 .550 04/17/26 30,024
50,000 UnitedHealth Group Inc 4 .600 04/15/27 50,560
50,000 US Bancorp 3 .100 04/27/26 49,273
30,000 Ventas Realty LP 3 .850 04/01/27 29,682
40,000 Westpac Banking Corp 5 .050 04/16/29 41,230
20,000 Willis North America Inc 4 .650 06/15/27 20,078
TOTAL FINANCIALS 3,491,493
INDUSTRIAL - 11.0%
20,000 3M Co 2 .250 09/19/26 19,418
60,000 AbbVie Inc 4 .800 03/15/29 61,190
10,000 Adobe Inc 4 .850 04/04/27 10,175
50,000 Adobe Inc 4 .950 01/17/30 51,575
50,000 Alphabet Inc 4 .000 05/15/30 49,966
10,000 Amcor Finance USA Inc 3 .625 04/28/26 9,894
60,000 American Honda Finance Corp 5 .250 07/07/26 60,600
40,000 American Tower Corp 3 .650 03/15/27 39,393
50,000 American Tower Corp 4 .900 03/15/30 50,494
40,000 Amgen Inc 3 .200 11/02/27 39,038
50,000 Amphenol Corp 5 .050 04/05/27 50,906
20,000 Arrow Electronics Inc 5 .150 08/21/29 20,164
40,000 Astrazeneca Finance LLC 1 .200 05/28/26 38,765
20,000 AutoZone Inc 5 .050 07/15/26 20,129
20,000 Baxter International Inc 2 .600 08/15/26 19,503
50,000 Bristol-Myers Squibb Co 3 .200 06/15/26 49,547
40,000 Broadcom Corp / Broadcom Cayman Finance Ltd 3 .875 01/15/27 39,709
20,000 Canadian Pacific Railway Co 1 .750 12/02/26 19,203
50,000 Caterpillar Financial Services Corp 4 .800 01/08/30 51,241
30,000 Charter Communications Operating LLC / Charter
Communications Operating Capital
6 .150 11/10/26 30,579
21,000 Cigna Group/The 1 .250 03/15/26 20,424
50,000 Cintas Corp No 2 4 .200 05/01/28 50,156
50,000 Cisco Systems Inc 4 .750 02/24/30 51,189
20,000 CNH Industrial Capital LLC 1 .450 07/15/26 19,244
50,000 CNH Industrial Capital LLC 4 .500 10/08/27 49,939
60,000 Coca-Cola Co/The 1 .500 03/05/28 56,311
50,000 Colgate-Palmolive Co 4 .200 05/01/30 50,211
70,000 Comcast Corp 3 .300 04/01/27 68,958
20,000 Conagra Brands Inc 5 .300 10/01/26 20,167
40,000 Crown Castle Inc 2 .900 03/15/27 38,802
4,000 Dell International LLC / EMC Corp 6 .020 06/15/26 4,046
20,000 Dell International LLC / EMC Corp 5 .250 02/01/28 20,423
20,000 Discovery Communications LLC 3 .950 03/20/28 19,129
20,000 Dollar General Corp 4 .625 11/01/27 20,049
60,000 DXC Technology Co 1 .800 09/15/26 57,581
20,000 Eastman Chemical Co 5 .000 08/01/29 20,151
20,000 eBay Inc 1 .400 05/10/26 19,373
50,000 Eli Lilly & Co 4 .150 08/14/27 50,378
50,000 Enbridge Inc 5 .300 04/05/29 51,199
20,000 Equinix Inc 1 .800 07/15/27 18,919
15,000 Fidelity National Information Services Inc 1 .650 03/01/28 13,872
40,000 Fiserv Inc 5 .450 03/02/28 40,954

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 20,000 Fortive Corp 3 .150% 06/15/26 $ 19,656
30,000 GE HealthCare Technologies Inc 4 .800 08/14/29 30,216
20,000 General Mills Inc 4 .200 04/17/28 19,948
20,000 Gilead Sciences Inc 2 .950 03/01/27 19,613
15,000 Global Payments Inc 4 .950 08/15/27 15,063
43,000 HCA Inc 3 .125 03/15/27 41,907
50,000 Hershey Co/The 4 .550 02/24/28 50,858
41,000 Home Depot Inc/The 2 .125 09/15/26 39,989
20,000 Home Depot Inc/The 4 .900 04/15/29 20,536
20,000 HP Inc 1 .450 06/17/26 19,281
50,000 HP Inc 5 .400 04/25/30 50,456
30,000 Illumina Inc 5 .750 12/13/27 30,692
40,000 Intel Corp 2 .600 05/19/26 39,140
50,000 International Business Machines Corp 3 .300 05/15/26 49,442
10,000 IQVIA Inc 6 .250 02/01/29 10,391
10,000 Jabil Inc 4 .250 05/15/27 9,958
40,000 John Deere Capital Corp 4 .950 07/14/28 41,060
30,000 Johnson & Johnson 4 .800 06/01/29 30,918
50,000 Johnson & Johnson 4 .700 03/01/30 51,388
30,000 Kellanova 3 .400 11/15/27 29,379
20,000 Keurig Dr Pepper Inc 5 .050 03/15/29 20,360
20,000 Kinder Morgan Inc 1 .750 11/15/26 19,227
20,000 Kraft Heinz Foods Co 3 .000 06/01/26 19,691
10,000 Kyndryl Holdings Inc 2 .050 10/15/26 9,645
20,000 Laboratory Corp of America Holdings 3 .600 09/01/27 19,678
20,000 Lennox International Inc 1 .700 08/01/27 18,777
50,000 Lowe's Cos Inc 4 .800 04/01/26 50,101
20,000 Mastercard Inc 4 .875 03/09/28 20,516
60,000 Mastercard Inc 4 .550 03/15/28 60,890
50,000 McDonald's Corp 5 .000 05/17/29 51,287
10,000 McKesson Corp 1 .300 08/15/26 9,645
30,000 Merck & Co Inc 4 .050 05/17/28 30,114
50,000 Micron Technology Inc 6 .750 11/01/29 53,462
40,000 Microsoft Corp 2 .400 08/08/26 39,240
10,000 Mondelez International Inc 2 .625 03/17/27 9,693
10,000 Motorola Solutions Inc 4 .600 02/23/28 10,059
20,000 MPLX LP 4 .250 12/01/27 19,882
50,000 National Fuel Gas Co 5 .500 03/15/30 51,204
10,000 Nokia Oyj 4 .375 06/12/27 9,872
10,000 Nordson Corp 4 .500 12/15/29 9,918
10,000 Nutrien Ltd 5 .200 06/21/27 10,152
16,000 ONEOK Inc 5 .550 11/01/26 16,195
50,000 Oracle Corp 2 .800 04/01/27 48,648
50,000 Oracle Corp 4 .200 09/27/29 49,273
15,000 PACCAR Financial Corp 5 .000 05/13/27 15,293
10,000 Parker-Hannifin Corp 4 .250 09/15/27 10,011
10,000 PayPal Holdings Inc 3 .900 06/01/27 9,956
40,000 PepsiCo Inc 5 .125 11/10/26 40,628
30,000 PepsiCo Inc 4 .500 07/17/29 30,499
50,000 Pfizer Investment Enterprises Pte Ltd 4 .450 05/19/26 50,067
10,000 Phillips 66 Co 3 .750 03/01/28 9,828
30,000 Procter & Gamble Co/The 1 .900 02/01/27 29,071
50,000 Procter & Gamble Co/The 4 .050 05/01/30 50,127
10,000 Regal Rexnord Corp 6 .050 04/15/28 10,258
10,000 Republic Services Inc 2 .900 07/01/26 9,856
30,000 Rogers Communications Inc 3 .200 03/15/27 29,335
40,000 Roper Technologies Inc 1 .400 09/15/27 37,285
11,000 Ryder System Inc 2 .850 03/01/27 10,673
10,000 Ryder System Inc 6 .300 12/01/28 10,542
50,000 Ryder System Inc 4 .900 12/01/29 50,138
10,000 S&P Global Inc 2 .450 03/01/27 9,715
20,000 Sabine Pass Liquefaction LLC 5 .000 03/15/27 20,140

Portfolio of Investments April 30, 2025
(continued)
NUSA

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 30,000 Sherwin-Williams Co/The 3 .450% 06/01/27 $ 29,485
20,000 Starbucks Corp 3 .500 03/01/28 19,570
50,000 Stryker Corp 4 .850 02/10/30 50,693
10,000 Sysco Corp 3 .250 07/15/27 9,775
12,000 TransCanada PipeLines Ltd 4 .250 05/15/28 11,906
20,000 Tyco Electronics Group SA 4 .625 02/01/30 20,146
20,000 Unilever Capital Corp 4 .875 09/08/28 20,544
50,000 Valero Energy Corp 5 .150 02/15/30 50,529
20,000 Verizon Communications Inc 3 .000 03/22/27 19,527
50,000 Verizon Communications Inc 2 .100 03/22/28 47,192
15,000 VMware LLC 3 .900 08/21/27 14,775
20,000 Warnermedia Holdings Inc 3 .755 03/15/27 19,463
10,000 Waste Management Inc 3 .150 11/15/27 9,776
10,000 Western Union Co/The 1 .350 03/15/26 9,691
30,000 Weyerhaeuser Co 4 .750 05/15/26 30,039
30,000 Williams Cos Inc/The 4 .800 11/15/29 30,193
20,000 Zimmer Biomet Holdings Inc 5 .350 12/01/28 20,515
TOTAL INDUSTRIAL 3,617,625
UTILITY - 1.7%
28,000 American Water Capital Corp 2 .950 09/01/27 27,218
20,000 Atmos Energy Corp 3 .000 06/15/27 19,555
20,000 CMS Energy Corp 3 .000 05/15/26 19,654
50,000 Consumers Energy Co 4 .500 01/15/31 50,214
50,000 DTE Energy Co 4 .950 07/01/27 50,515
10,000 Enel Americas SA 4 .000 10/25/26 9,910
10,000 Evergy Kansas Central Inc 2 .550 07/01/26 9,833
49,000 Eversource Energy 2 .900 03/01/27 47,618
27,000 Exelon Corp 3 .400 04/15/26 26,702
50,000 FirstEnergy Transmission LLC 4 .550 01/15/30 49,510
20,000 Fortis Inc/Canada 3 .055 10/04/26 19,563
50,000 National Rural Utilities Cooperative Finance Corp 5 .100 05/06/27 50,832
25,000 OGE Energy Corp 5 .450 05/15/29 25,786
10,000 Public Service Electric and Gas Co 2 .250 09/15/26 9,766
48,000 Sempra 5 .400 08/01/26 48,371
36,000 Southern California Edison Co 4 .900 06/01/26 36,103
70,000 Wisconsin Public Service Corp 4 .550 12/01/29 70,730
TOTAL UTILITY 571,880
TOTAL CORPORATE DEBT
(Cost $7,606,172) 7,680,998
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GOVERNMENT RELATED - 6.2%
GOVERNMENT AGENCY - 2.7%
80,000 Export Development Canada 4 .375 06/29/26 80,432
50,000 Export Development Canada 3 .750 09/07/27 50,081
200,000 Korea Development Bank/The 4 .625 02/03/28 202,573
37,000 Kreditanstalt fuer Wiederaufbau 0 .625 01/22/26 36,104
275,000 Kreditanstalt fuer Wiederaufbau 3 .625 04/01/26 274,270
30,000 Kreditanstalt fuer Wiederaufbau 3 .500 08/27/27 29,932
80,000 Landwirtschaftliche Rentenbank 1 .750 07/27/26 78,060
20,000 Oesterreichische Kontrollbank AG 0 .500 02/02/26 19,476
70,000 Oesterreichische Kontrollbank AG 4 .750 05/21/27 71,402
36,000 Svensk Exportkredit AB 4 .375 02/13/26 36,062
TOTAL GOVERNMENT AGENCY 878,392
MUNICIPAL BONDS - 0.5%
28,000 Province of British Columbia Canada 4 .800 11/15/28 28,874
60,000 Province of Ontario Canada 4 .200 01/18/29 60,677
60,000 Province of Quebec Canada 4 .500 04/03/29 61,357
TOTAL MUNICIPAL BONDS 150,908

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOVEREIGN DEBT - 3.0%
$ 70,000 African Development Bank 0 .875% 07/22/26 $ 67,575
50,000 Asian Development Bank 4 .250 01/09/26 50,043
140,000 Asian Development Bank 1 .000 04/14/26 136,201
50,000 Canada Government International Bond 3 .750 04/26/28 50,195
50,000 Council Of Europe Development Bank 3 .625 05/08/28 49,960
60,000 Council Of Europe Development Bank 4 .500 01/15/30 61,785
60,000 European Investment Bank 2 .375 05/24/27 58,442
40,000 European Investment Bank 3 .875 06/15/28 40,266
50,000 European Investment Bank 4 .750 06/15/29 51,945
110,000 Inter-American Development Bank 4 .500 05/15/26 110,686
50,000 Inter-American Development Bank 3 .750 06/14/30 49,900
80,000 International Bank for Reconstruction & Development 4 .000 08/27/26 80,221
60,000 International Bank for Reconstruction & Development 4 .625 08/01/28 61,745
50,000 International Bank for Reconstruction & Development 3 .875 10/16/29 50,222
18,000 International Finance Corp 4 .500 07/13/28 18,453
60,000 Republic of Poland Government International Bond 4 .875 02/12/30 61,173
TOTAL SOVEREIGN DEBT 998,812
TOTAL GOVERNMENT RELATED
(Cost $2,006,029) 2,028,112
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED - 7.0%
50,000 BANK 2021-BNK34 1 .935 06/15/63 48,334
45,000 BANK5 2024-5YR9 5 .614 08/15/57 46,616
50,000 BBCMS Mortgage Trust 2025-5C33 5 .839 03/15/58 52,358
100,000 Benchmark 2021-B29 Mortgage Trust 2 .024 09/15/54 93,963
50,000 (b) Benchmark 2024-V7 Mortgage Trust 6 .228 05/15/56 52,776
50,000 BMO 2025-5C10 Mortgage Trust 5 .578 05/15/58 51,805
50,000 Capital One Multi-Asset Execution Trust 3 .920 09/15/29 49,886
100,000 CarMax Auto Owner Trust 2023-4 6 .000 07/17/28 101,660
59,061 Fannie Mae Pool FN MA3798 3 .000 10/01/34 56,743
16,154 Fannie Mae Pool FN MA3828 3 .000 11/01/34 15,540
17,723 Fannie Mae Pool FN MA3897 3 .000 01/01/35 17,027
100,703 Fannie Mae Pool FN MA3985 3 .000 04/01/35 96,133
240,080 Fannie Mae Pool FN MA4206 2 .000 12/01/35 219,782
98,269 Fannie Mae Pool FN MA4417 1 .500 09/01/36 86,960
182,650 Fannie Mae Pool FN MA4469 1 .500 11/01/36 161,249
140,184 Fannie Mae Pool FN MA4567 2 .000 03/01/37 127,346
70,273 Fannie Mae Pool FN MA4583 2 .500 04/01/37 65,349
71,408 Fannie Mae Pool FN MA4990 4 .500 04/01/38 70,973
77,822 Fannie Mae Pool FN MA5023 4 .000 05/01/38 76,038
83,898 Fannie Mae Pool FN MA5061 5 .500 06/01/38 85,318
34,194 Fannie Mae Pool FN MA5093 5 .000 07/01/38 34,408
78,570 Fannie Mae Pool FN MA5145 6 .000 09/01/38 80,708
56,682 Federal Home Loan Mortgage Corporation, Notes FG G18642 3 .500 04/01/32 56,069
100,000 Freddie Mac Multifamily Structured Pass Through Certificates 4 .819 06/25/28 102,252
50,000 Freddie Mac Multifamily Structured Pass Through Certificates 4 .618 07/25/29 50,910
50,000 (b) Freddie Mac Multifamily Structured Pass Through Certificates 4 .410 01/25/30 50,562
50,000 Honda Auto Receivables 2024-3 Owner Trust 4 .570 03/21/29 50,324
47,369 John Deere Owner Trust 0 .740 05/15/28 47,280
39,653 (c) SoFi Professional Loan Program 2020-C Trust 1 .950 02/15/46 37,185
50,000 Toyota Auto Receivables 2025-A Owner Trust 4 .640 08/15/29 50,548
45,000 Verizon Master Trust Series 2024-4 5 .210 06/20/29 45,328
100,000 Wells Fargo Commercial Mortgage Trust 2018-C44 3 .948 05/15/51 98,579
TOTAL SECURITIZED
(Cost $2,324,730) 2,280,009

Portfolio of Investments April 30, 2025
(continued)
NUSA

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
U.S. TREASURY - 61.5%
$ 50,000 United States Treasury Note/Bond 0 .875% 06/30/26 $ 48,326
300,000 United States Treasury Note/Bond 4 .375 07/31/26 302,063
100,000 United States Treasury Note/Bond 1 .125 10/31/26 96,254
250,000 United States Treasury Note/Bond 4 .125 10/31/26 251,426
100,000 United States Treasury Note/Bond 4 .250 11/30/26 100,828
100,000 United States Treasury Note/Bond 1 .250 12/31/26 96,117
2,150,000 United States Treasury Note/Bond 4 .250 12/31/26 2,169,484
250,000 United States Treasury Note/Bond 4 .125 01/31/27 251,943
900,000 United States Treasury Note/Bond 1 .875 02/28/27 872,121
300,000 United States Treasury Note/Bond 2 .500 03/31/27 293,859
1,750,000 United States Treasury Note/Bond 3 .875 03/31/27 1,758,135
850,000 United States Treasury Note/Bond 2 .750 04/30/27 836,088
850,000 United States Treasury Note/Bond 2 .625 05/31/27 833,332
150,000 United States Treasury Note/Bond 3 .250 06/30/27 148,945
250,000 United States Treasury Note/Bond 2 .750 07/31/27 245,410
150,000 United States Treasury Note/Bond 3 .125 08/31/27 148,430
500,000 United States Treasury Note/Bond 4 .125 10/31/27 506,348
500,000 United States Treasury Note/Bond 3 .875 11/30/27 503,418
100,000 United States Treasury Note/Bond 3 .875 12/31/27 100,773
500,000 United States Treasury Note/Bond 3 .500 01/31/28 498,809
300,000 United States Treasury Note/Bond 4 .000 02/29/28 303,234
700,000 United States Treasury Note/Bond 3 .625 03/31/28 700,902
700,000 United States Treasury Note/Bond 3 .500 04/30/28 698,086
400,000 United States Treasury Note/Bond 3 .625 05/31/28 400,266
200,000 United States Treasury Note/Bond 4 .000 06/30/28 202,445
75,000 United States Treasury Note/Bond 4 .125 07/31/28 76,178
300,000 United States Treasury Note/Bond 4 .625 09/30/28 309,645
250,000 United States Treasury Note/Bond 4 .375 11/30/28 256,123
300,000 United States Treasury Note/Bond 4 .000 01/31/29 303,656
500,000 United States Treasury Note/Bond 4 .250 02/28/29 510,625
300,000 United States Treasury Note/Bond 4 .125 03/31/29 305,039
1,150,000 United States Treasury Note/Bond 4 .625 04/30/29 1,190,744
600,000 United States Treasury Note/Bond 4 .500 05/31/29 618,727
100,000 United States Treasury Note/Bond 4 .250 06/30/29 102,195
100,000 United States Treasury Note/Bond 4 .000 07/31/29 101,254
200,000 United States Treasury Note/Bond 3 .625 08/31/29 199,563
150,000 United States Treasury Note/Bond 3 .500 09/30/29 148,846
350,000 United States Treasury Note/Bond 4 .125 10/31/29 356,193
420,000 United States Treasury Note/Bond 4 .125 11/30/29 427,629
900,000 United States Treasury Note/Bond 4 .375 12/31/29 925,594
700,000 United States Treasury Note/Bond 4 .250 01/31/30 716,324
1,050,000 United States Treasury Note/Bond 4 .000 03/31/30 1,063,043
150,000 United States Treasury Note/Bond 3 .875 04/30/30 151,066
TOTAL U.S. TREASURY
(Cost $19,933,830) 20,129,486
TOTAL LONG-TERM INVESTMENTS
(Cost $31,870,761) 32,118,605
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.1%
38,966 (d) State Street Navigator Securities Lending Government Money
Market Portfolio
4 .360 (e) $ 38,966
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $38,966) 38,966
TOTAL INVESTMENTS - 98 .2%
(Cost $ 31,909,727 ) 32,157,571
OTHER ASSETS & LIABILITIES, NET - 1.8% 586,499
NET ASSETS - 100% $ 32,744,070
S&P Standard & Poor's

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
(a) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $37,995.
(b) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $37,185 or 0.1% of Total Investments.
(d) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(e) The rate shown is the one-day yield as of the end of the reporting period.
NUSA
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Debt $ – $ 7,680,998 $ – $ 7,680,998
Government Related – 2,028,112 – 2,028,112
Securitized – 2,280,009 – 2,280,009
U.S. Treasury – 20,129,486 – 20,129,486
Investments Purchased with Collateral from Securities
Lending 38,966 – – 38,966
Total $ 38,966 $ 32,118,605 $ – $ 32,157,571
a

Portfolio of Investments April 30, 2025
NUHY
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 97.6%
CORPORATE DEBT - 97.6%
FINANCIALS - 13.3%
$ 250,000 (a) Ally Financial Inc 6 .700% 02/14/33 $ 248,256
180,000 (a),(b) Apollo Commercial Real Estate Finance Inc 4 .625 06/15/29 166,245
390,000 (b) Baldwin Insurance Group Holdings LLC / Baldwin Insurance
Group Holdings Finance
7 .125 05/15/31 396,822
110,000 (b) Bread Financial Holdings Inc 9 .750 03/15/29 115,723
150,000 (b) Brookfield Property REIT Inc / BPR Cumulus LLC / BPR Nimbus
LLC / GGSI Sellco LL
4 .500 04/01/27 145,534
250,000 (b) Coinbase Global Inc 3 .375 10/01/28 230,098
250,000 (b) Coinbase Global Inc 3 .625 10/01/31 216,959
230,000 (b) Compass Group Diversified Holdings LLC 5 .250 04/15/29 216,969
250,000 (b) Credit Acceptance Corp 9 .250 12/15/28 264,202
49,000 Diversified Healthcare Trust 4 .375 03/01/31 37,928
200,000 (b) Encore Capital Group Inc 8 .500 05/15/30 207,508
100,000 (b) FTAI Aviation Ltd 7 .000 05/01/31 101,678
450,000 (b) Global Atlantic Fin Co 4 .700 10/15/51 427,661
100,000 (b) Global Atlantic Fin Co 7 .950 10/15/54 101,552
100,000 (b) goeasy Ltd 9 .250 12/01/28 104,694
200,000 (b) goeasy Ltd 7 .625 07/01/29 201,596
170,000 (b) Howard Hughes Corp/The 5 .375 08/01/28 163,793
140,000 (b) Howard Hughes Corp/The 4 .375 02/01/31 124,146
470,000 (b) Jefferies Finance LLC / JFIN Co-Issuer Corp 5 .000 08/15/28 437,334
440,000 Kennedy-Wilson Inc 4 .750 03/01/29 396,208
350,000 Kennedy-Wilson Inc 4 .750 02/01/30 308,630
405,000 (a) Kennedy-Wilson Inc 5 .000 03/01/31 346,465
70,000 (b) Liberty Mutual Group Inc 4 .125 12/15/51 66,107
110,000 (b) Molina Healthcare Inc 4 .375 06/15/28 105,734
110,000 (b) Molina Healthcare Inc 3 .875 11/15/30 99,161
230,000 (b) Molina Healthcare Inc 3 .875 05/15/32 202,680
200,000 (a) MPT Operating Partnership LP / MPT Finance Corp 3 .500 03/15/31 132,562
100,000 (b) MPT Operating Partnership LP / MPT Finance Corp 8 .500 02/15/32 101,598
230,000 (b) Nationstar Mortgage Holdings Inc 5 .500 08/15/28 228,608
150,000 (b) Nationstar Mortgage Holdings Inc 6 .500 08/01/29 152,459
150,000 (b) Nationstar Mortgage Holdings Inc 5 .125 12/15/30 149,814
200,000 (b) Nationstar Mortgage Holdings Inc 5 .750 11/15/31 200,742
450,000 (b) Nationstar Mortgage Holdings Inc 7 .125 02/01/32 466,831
200,000 OneMain Finance Corp 3 .500 01/15/27 191,476
300,000 OneMain Finance Corp 3 .875 09/15/28 277,617
410,000 OneMain Finance Corp 7 .875 03/15/30 423,546
250,000 OneMain Finance Corp 4 .000 09/15/30 221,679
400,000 OneMain Finance Corp 7 .500 05/15/31 405,646
290,000 (b) Park Intermediate Holdings LLC / PK Domestic Property LLC / PK
Finance Co-Issuer
5 .875 10/01/28 282,999
380,000 (b) Park Intermediate Holdings LLC / PK Domestic Property LLC / PK
Finance Co-Issuer
4 .875 05/15/29 355,744
210,000 (b) PennyMac Financial Services Inc 7 .875 12/15/29 218,946
100,000 (b) PennyMac Financial Services Inc 7 .125 11/15/30 101,693
145,000 (b) PennyMac Financial Services Inc 5 .750 09/15/31 138,115
100,000 (b) PRA Group Inc 8 .875 01/31/30 102,988
310,000 (b) PROG Holdings Inc 6 .000 11/15/29 285,693
100,000 RHP Hotel Properties LP / RHP Finance Corp 4 .750 10/15/27 98,132
360,000 (b) RHP Hotel Properties LP / RHP Finance Corp 4 .500 02/15/29 344,485
200,000 (b) RHP Hotel Properties LP / RHP Finance Corp 6 .500 04/01/32 199,333
200,000 (b) Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc 3 .875 03/01/31 180,783
300,000 (b) Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc 4 .000 10/15/33 259,505
100,000 (b) Ryan Specialty LLC 5 .875 08/01/32 98,771
251,000 SLM Corp 3 .125 11/02/26 243,136
120,000 (b) Starwood Property Trust Inc 4 .375 01/15/27 117,715
265,000 (b) Starwood Property Trust Inc 7 .250 04/01/29 274,812
100,000 (b) Starwood Property Trust Inc 6 .500 07/01/30 100,580

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIALS (continued)
$ 100,000 (a) Synchrony Financial 7 .250% 02/02/33 $ 101,973
460,000 (b) XHR LP 4 .875 06/01/29 432,382
TOTAL FINANCIALS 12,324,046
INDUSTRIAL - 83.1%
420,000 (b) 1011778 BC ULC / New Red Finance Inc 3 .500 02/15/29 392,607
150,000 (b) 1011778 BC ULC / New Red Finance Inc 6 .125 06/15/29 152,372
930,000 (b) 1011778 BC ULC / New Red Finance Inc 4 .000 10/15/30 846,330
70,000 (b) 180 Medical Inc 3 .875 10/15/29 65,553
100,000 (b) AAR Escrow Issuer LLC 6 .750 03/15/29 102,368
350,000 (b) ACCO Brands Corp 4 .250 03/15/29 304,046
130,000 (a),(b) AdaptHealth LLC 4 .625 08/01/29 116,232
310,000 (b) AdaptHealth LLC 5 .125 03/01/30 277,111
200,000 Adient Global Holdings Ltd 7 .000 04/15/28 201,747
150,000 (b) Adient Global Holdings Ltd 8 .250 04/15/31 148,492
160,000 (b) Advantage Sales & Marketing Inc 6 .500 11/15/28 128,818
350,000 (b) Air Canada 3 .875 08/15/26 343,436
550,000 (a),(b) Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC
6 .500 02/15/28 558,757
310,000 (b) Allegiant Travel Co 7 .250 08/15/27 286,327
110,000 (b) Allison Transmission Inc 3 .750 01/30/31 98,823
100,000 (a),(b) Alta Equipment Group Inc 9 .000 06/01/29 84,157
100,000 (b) AltaGas Ltd 7 .200 10/15/54 97,662
210,000 (b) Amer Sports Co 6 .750 02/16/31 212,403
200,000 (b) American Airlines Inc 7 .250 02/15/28 197,557
200,000 (b) American Airlines Inc 8 .500 05/15/29 203,839
200,000 (b) American Airlines Inc/AAdvantage Loyalty IP Ltd 2022 1 5 .750 04/20/29 193,981
350,000 (a) American Axle & Manufacturing Inc 5 .000 10/01/29 306,949
220,000 (b) Antero Midstream Partners LP / Antero Midstream Finance Corp 5 .375 06/15/29 214,699
172,000 (a),(b) Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp 7 .000 04/15/30 152,544
20,000 (b) Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5 .750 01/15/29 15,794
120,000 (b) Archrock Partners LP / Archrock Partners Finance Corp 6 .625 09/01/32 119,325
100,000 (b) Arcosa Inc 6 .875 08/15/32 101,899
80,000 (a),(b) Ardagh Metal Packaging Finance USA LLC / Ardagh Metal
Packaging Finance PLC
4 .000 09/01/29 69,633
25,000 (b) Asbury Automotive Group Inc 4 .625 11/15/29 23,509
260,000 (b) Asbury Automotive Group Inc 5 .000 02/15/32 236,946
600,000 (b) Aston Martin Capital Holdings Ltd 10 .000 03/31/29 515,512
170,000 (b) Avantor Funding Inc 4 .625 07/15/28 163,489
140,000 (b) Avantor Funding Inc 3 .875 11/01/29 129,247
200,000 (b) Avianca Midco 2 PLC 9 .625 02/14/30 174,642
200,000 (b) Avient Corp 7 .125 08/01/30 203,920
150,000 (b) Avient Corp 6 .250 11/01/31 148,397
150,000 (a),(b) Avis Budget Car Rental LLC / Avis Budget Finance Inc 4 .750 04/01/28 139,552
200,000 (b) Avis Budget Car Rental LLC / Avis Budget Finance Inc 5 .375 03/01/29 184,089
150,000 (a),(b) Avis Budget Car Rental LLC / Avis Budget Finance Inc 8 .000 02/15/31 149,012
110,000 (b) Axalta Coating Systems Dutch Holding B BV 7 .250 02/15/31 113,902
110,000 (b) Axalta Coating Systems LLC 3 .375 02/15/29 101,885
60,000 (b) Axalta Coating Systems LLC / Axalta Coating Systems Dutch
Holding B BV
4 .750 06/15/27 59,241
100,000 (b) Axon Enterprise Inc 6 .125 03/15/30 101,740
150,000 (b) Axon Enterprise Inc 6 .250 03/15/33 152,884
150,000 (b) B&G Foods Inc 8 .000 09/15/28 148,820
290,000 Ball Corp 2 .875 08/15/30 256,765
240,000 Ball Corp 3 .125 09/15/31 209,631
150,000 (b) Bath & Body Works Inc 6 .625 10/01/30 152,641
100,000 (b) Bausch Health Cos Inc 4 .875 06/01/28 81,215
720,000 (b) Bausch Health Cos Inc 11 .000 09/30/28 677,088
300,000 Bell Telephone Co of Canada or Bell Canada 6 .875 09/15/55 299,649
400,000 Bell Telephone Co of Canada or Bell Canada 7 .000 09/15/55 396,937
200,000 (b) Belron UK Finance PLC 5 .750 10/15/29 199,745
55,000 (b) Block Inc 6 .500 05/15/32 56,115
150,000 (b) Bombardier Inc 7 .500 02/01/29 154,514

Portfolio of Investments April 30, 2025
(continued)
NUHY

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 200,000 (b) Bombardier Inc 8 .750% 11/15/30 $ 214,302
200,000 (b) Bombardier Inc 7 .250 07/01/31 204,771
200,000 (a),(b) Bombardier Inc 7 .000 06/01/32 202,346
250,000 (b) British Telecommunications PLC 4 .875 11/23/81 225,728
371,000 (b) Builders FirstSource Inc 4 .250 02/01/32 334,127
160,000 (b) Builders FirstSource Inc 6 .375 06/15/32 160,902
150,000 (b) Builders FirstSource Inc 6 .375 03/01/34 148,880
150,000 (b) Cable One Inc 4 .000 11/15/30 122,008
50,000 (b) CCO Holdings LLC / CCO Holdings Capital Corp 6 .375 09/01/29 50,448
870,000 (b) CCO Holdings LLC / CCO Holdings Capital Corp 4 .250 02/01/31 786,065
250,000 (b) CCO Holdings LLC / CCO Holdings Capital Corp 7 .375 03/01/31 257,488
350,000 (b) CCO Holdings LLC / CCO Holdings Capital Corp 4 .750 02/01/32 316,736
500,000 CCO Holdings LLC / CCO Holdings Capital Corp 4 .500 05/01/32 444,239
200,000 (b) CCO Holdings LLC / CCO Holdings Capital Corp 4 .500 06/01/33 174,013
620,000 (a),(b) CCO Holdings LLC / CCO Holdings Capital Corp 4 .250 01/15/34 522,281
400,000 Celanese US Holdings LLC 6 .600 11/15/28 404,377
300,000 Celanese US Holdings LLC 6 .580 07/15/29 302,556
150,000 Celanese US Holdings LLC 6 .800 11/15/30 149,948
200,000 Celanese US Holdings LLC 6 .629 07/15/32 196,629
200,000 Celanese US Holdings LLC 6 .950 11/15/33 200,388
190,000 (b) Century Communities Inc 3 .875 08/15/29 169,479
110,000 (b) Charles River Laboratories International Inc 3 .750 03/15/29 100,699
200,000 (b) Charles River Laboratories International Inc 4 .000 03/15/31 175,859
300,000 (b) Chart Industries Inc 7 .500 01/01/30 311,247
240,000 (b) Chart Industries Inc 9 .500 01/01/31 255,757
40,000 (b) Chemours Co/The 5 .750 11/15/28 36,233
240,000 (b) Chemours Co/The 4 .625 11/15/29 200,971
110,000 (a),(b) CHS/Community Health Systems Inc 6 .875 04/15/29 80,136
100,000 (b) CHS/Community Health Systems Inc 6 .125 04/01/30 68,190
160,000 (b) Cimpress PLC 7 .375 09/15/32 145,988
150,000 (b) Cinemark USA Inc 5 .250 07/15/28 147,287
145,000 (b) Cinemark USA Inc 7 .000 08/01/32 148,273
200,000 (b) Clarivate Science Holdings Corp 4 .875 07/01/29 181,779
250,000 (b) Clear Channel Outdoor Holdings Inc 7 .750 04/15/28 207,500
240,000 (b) Clear Channel Outdoor Holdings Inc 9 .000 09/15/28 248,413
150,000 (a),(b) Clear Channel Outdoor Holdings Inc 7 .500 06/01/29 122,940
250,000 (b) Clear Channel Outdoor Holdings Inc 7 .875 04/01/30 250,112
350,000 (a),(b) Clue Opco LLC 9 .500 10/15/31 334,502
120,000 (b) Cogent Communications Group LLC 3 .500 05/01/26 117,717
320,000 (b) Coherent Corp 5 .000 12/15/29 306,361
150,000 (b) CommScope LLC 4 .750 09/01/29 132,394
150,000 (a),(b) CommScope LLC 9 .500 12/15/31 153,446
350,000 (b) Concentra Escrow Issuer Corp 6 .875 07/15/32 358,329
700,000 (b) Condor Merger Sub Inc 7 .375 02/15/30 604,651
500,000 (b) Consolidated Communications Inc 6 .500 10/01/28 490,845
150,000 (b) Cornerstone Building Brands Inc 9 .500 08/15/29 130,502
182,000 Crowdstrike Holdings Inc 3 .000 02/15/29 168,765
170,000 (b) Cushman & Wakefield US Borrower LLC 6 .750 05/15/28 170,793
130,000 (b) Darling Ingredients Inc 6 .000 06/15/30 129,633
260,000 (b) DaVita Inc 4 .625 06/01/30 241,816
640,000 (b) DaVita Inc 3 .750 02/15/31 562,665
300,000 (b) Diebold Nixdorf Inc 7 .750 03/31/30 312,336
40,000 (b) Domtar Corp 6 .750 10/01/28 33,512
90,000 (b) DT Midstream Inc 4 .125 06/15/29 84,468
311,000 (b) DT Midstream Inc 4 .375 06/15/31 286,443
70,000 (b) Dycom Industries Inc 4 .500 04/15/29 65,924
100,000 (b) Dye & Durham Ltd 8 .625 04/15/29 101,688
220,000 (b) Edgewell Personal Care Co 5 .500 06/01/28 216,127
100,000 (b) Edgewell Personal Care Co 4 .125 04/01/29 93,466
170,000 (b) Elastic NV 4 .125 07/15/29 160,443
250,000 (b) Element Solutions Inc 3 .875 09/01/28 236,344
94,000 (b) Enerflex Ltd 9 .000 10/15/27 96,141

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 460,000 (b) Energizer Holdings Inc 4 .750% 06/15/28 $ 443,196
430,000 (b) Energizer Holdings Inc 4 .375 03/31/29 401,185
220,000 (b) Entegris Inc 5 .950 06/15/30 219,541
100,000 (a) Fortrea Holdings Inc 7 .500 07/01/30 86,778
500,000 (b) Frontier Communications Holdings LLC 5 .875 10/15/27 499,435
600,000 (b) Frontier Communications Holdings LLC 5 .000 05/01/28 593,807
270,000 (b) Frontier Communications Holdings LLC 6 .750 05/01/29 271,133
370,000 (b) Frontier Communications Holdings LLC 6 .000 01/15/30 371,311
150,000 (b) Frontier Communications Holdings LLC 8 .750 05/15/30 157,025
270,000 (b) Frontier Communications Holdings LLC 8 .625 03/15/31 286,338
335,000 (b) Gap Inc/The 3 .625 10/01/29 302,886
250,000 (b) Garrett Motion Holdings Inc / Garrett LX I Sarl 7 .750 05/31/32 249,497
150,000 (b) Gates Corp/DE 6 .875 07/01/29 152,194
150,000 (b) Gen Digital Inc 6 .750 09/30/27 152,459
150,000 (b) Gen Digital Inc 7 .125 09/30/30 154,443
350,000 Genesis Energy LP / Genesis Energy Finance Corp 8 .875 04/15/30 357,147
175,000 Genesis Energy LP / Genesis Energy Finance Corp 7 .875 05/15/32 170,278
200,000 Genesis Energy LP / Genesis Energy Finance Corp 8 .000 05/15/33 193,982
100,000 Goodyear Tire & Rubber Co/The 5 .000 07/15/29 95,116
200,000 (a) Goodyear Tire & Rubber Co/The 5 .250 07/15/31 186,315
300,000 (b) Gray Escrow Inc 5 .375 11/15/31 178,992
500,000 (b) Gray Media Inc 10 .500 07/15/29 513,241
410,000 (b) Grifols SA 4 .750 10/15/28 381,659
100,000 (b) Group 1 Automotive Inc 6 .375 01/15/30 101,022
310,000 (b) H&E Equipment Services Inc 3 .875 12/15/28 308,686
400,000 (b) HealthEquity Inc 4 .500 10/01/29 377,987
195,000 (b) Heartland Dental LLC / Heartland Dental Finance Corp 10 .500 04/30/28 205,470
100,000 (b) Herc Holdings Inc 6 .625 06/15/29 98,792
250,000 (b) Hess Midstream Operations LP 6 .500 06/01/29 253,892
100,000 (b) Hess Midstream Operations LP 4 .250 02/15/30 93,870
100,000 Hillenbrand Inc 6 .250 02/15/29 99,416
10,000 (b) Hilton Domestic Operating Co Inc 5 .750 05/01/28 10,007
100,000 (b) Hilton Domestic Operating Co Inc 5 .875 04/01/29 101,037
300,000 (b) Hilton Domestic Operating Co Inc 3 .750 05/01/29 282,055
280,000 (b) Hilton Domestic Operating Co Inc 4 .000 05/01/31 256,789
460,000 (b) Hilton Domestic Operating Co Inc 3 .625 02/15/32 406,909
408,000 (b) Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand
Vacations Borrower Esc
4 .875 07/01/31 355,044
170,000 (b) Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand
Vacations Borrower Esc
6 .625 01/15/32 166,571
550,000 (b) Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations
Borrower Inc
5 .000 06/01/29 508,522
200,000 (b) HLF Financing Sarl LLC / Herbalife International Inc 12 .250 04/15/29 212,215
220,000 (b)
HLF
Financing Sarl LLC / Herbalife International Inc 4 .875 06/01/29 168,019
170,000 (b) Hologic Inc 3 .250 02/15/29 158,753
130,000 (b) Ingevity Corp 3 .875 11/01/28 120,118
1,060,000 (b) Intelsat Jackson Holdings SA 6 .500 03/15/30 1,042,635
200,000 (b) IQVIA Inc 6 .500 05/15/30 203,206
100,000 (b) Iron Mountain Inc 5 .000 07/15/28 97,781
100,000 (b) Iron Mountain Inc 7 .000 02/15/29 102,710
361,000 (b) Iron Mountain Inc 5 .250 07/15/30 349,832
100,000 (b) Iron Mountain Inc 6 .250 01/15/33 99,817
290,000 (b) Iron Mountain Information Management Services Inc 5 .000 07/15/32 270,940
200,000 (b) Jaguar Land Rover Automotive PLC 5 .875 01/15/28 197,369
410,000 (b) Jazz Securities DAC 4 .375 01/15/29 389,099
400,000 (b) JetBlue Airways Corp / JetBlue Loyalty LP 9 .875 09/20/31 368,451
340,000 (b) Kinetik Holdings LP 5 .875 06/15/30 332,197
100,000 (b) Kodiak Gas Services LLC 7 .250 02/15/29 101,564
60,000 Lamar Media Corp 4 .000 02/15/30 56,061
150,000 (b) Lamb Weston Holdings Inc 4 .875 05/15/28 147,867
100,000 (b) Lamb Weston Holdings Inc 4 .125 01/31/30 93,812
100,000 (b) Lamb Weston Holdings Inc 4 .375 01/31/32 91,612

Portfolio of Investments April 30, 2025
(continued)
NUHY

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 300,000 (b) Level 3 Financing Inc 10 .500% 04/15/29 $ 332,170
200,000 (b) Level 3 Financing Inc 4 .875 06/15/29 174,500
200,000 (b) Level 3 Financing Inc 10 .500 05/15/30 216,214
100,000 (b) Level 3 Financing Inc 10 .750 12/15/30 110,710
300,000 (b) Life Time Inc 6 .000 11/15/31 299,059
60,000 (b) Lithia Motors Inc 3 .875 06/01/29 55,710
310,000 (b) Lithia Motors Inc 4 .375 01/15/31 284,770
200,000 (b) Live Nation Entertainment Inc 6 .500 05/15/27 202,141
250,000 (b) Live Nation Entertainment Inc 3 .750 01/15/28 238,985
190,000 (a),(b) Magnera Corp 4 .750 11/15/29 165,567
130,000 (b) Marriott Ownership Resorts Inc 4 .500 06/15/29 118,592
400,000 (b) Masterbrand Inc 7 .000 07/15/32 400,970
90,000 (b) McGraw-Hill Education Inc 8 .000 08/01/29 89,135
290,000 Mercer International Inc 5 .125 02/01/29 238,538
164,000 Methanex Corp 5 .125 10/15/27 160,981
130,000 (b) Michaels Cos Inc/The 5 .250 05/01/28 67,740
50,000 (b) Mobius Merger Sub Inc 9 .000 06/01/30 43,879
100,000 (b) Murphy Oil USA Inc 3 .750 02/15/31 90,130
32,000 (b) NCL Corp Ltd 5 .875 03/15/26 31,837
920,000 (b) NCL Corp Ltd 5 .875 02/15/27 915,708
850,000 (b) NCL Corp Ltd 8 .125 01/15/29 890,134
310,000 (b) NCL Corp Ltd 7 .750 02/15/29 319,933
60,000 (b) NCL Corp Ltd 6 .750 02/01/32 58,586
71,000 (b) NCR Voyix Corp 5 .000 10/01/28 68,817
220,000 (b) NESCO Holdings II Inc 5 .500 04/15/29 199,411
200,000 (a) Newell Brands Inc 6 .375 09/15/27 194,962
200,000 Newell Brands Inc 6 .625 09/15/29 187,614
438,000 (a),(b) Nexstar Media Inc 4 .750 11/01/28 412,449
250,000 NuStar Logistics LP 6 .375 10/01/30 253,826
200,000 (b) OCI NV 6 .700 03/16/33 218,293
100,000 (b) ON Semiconductor Corp 3 .875 09/01/28 94,529
210,000 (b) Open Text Holdings Inc 4 .125 12/01/31 187,805
120,000 (b) Option Care Health Inc 4 .375 10/31/29 113,332
720,000 (b) Organon & Co / Organon Foreign Debt Co-Issuer BV 4 .125 04/30/28 679,081
450,000 (b) Organon & Co / Organon Foreign Debt Co-Issuer BV 5 .125 04/30/31 377,708
400,000 (b) Organon & Co / Organon Foreign Debt Co-Issuer BV 6 .750 05/15/34 377,177
510,000 (a),(b) Outfront Media Capital LLC / Outfront Media Capital Corp 4 .250 01/15/29 473,667
100,000 (a),(b) Owens & Minor Inc 6 .625 04/01/30 85,120
300,000 (b) Owens-Brockway Glass Container Inc 6 .625 05/13/27 299,244
520,000 (a),(b) Owens-Brockway Glass Container Inc 7 .250 05/15/31 516,384
375,000 Paramount Global 6 .375 03/30/62 360,722
200,000 (b) Parkland Corp/Canada 4 .625 05/01/30 188,245
130,000 (b) Patrick Industries Inc 6 .375 11/01/32 126,208
200,000 PBF Holding Co LLC / PBF Finance Corp 6 .000 02/15/28 176,460
200,000 (b) PBF Holding Co LLC / PBF Finance Corp 7 .875 09/15/30 164,533
955,000 (b) Performance Food Group Inc 4 .250 08/01/29 903,863
400,000 (b) Performance Food Group Inc 6 .125 09/15/32 400,119
420,000 Perrigo Finance Unlimited Co 4 .900 06/15/30 399,706
200,000 (b) Phinia Inc 6 .750 04/15/29 202,135
590,000 (b) Post Holdings Inc 4 .500 09/15/31 536,923
425,000 (b) Post Holdings Inc 6 .250 02/15/32 428,293
150,000 (b) Post Holdings Inc 6 .375 03/01/33 148,314
150,000 (b) Post Holdings Inc 6 .250 10/15/34 148,755
150,000 (b) Prestige Brands Inc 3 .750 04/01/31 135,420
100,000 (b) Primo Water Holdings Inc / Triton Water Holdings Inc 6 .250 04/01/29 99,446
200,000 (b) Primo Water Holdings Inc / Triton Water Holdings Inc 4 .375 04/30/29 189,763
200,000 (b) Rakuten Group Inc 9 .750 04/15/29 210,962
351,000 (b),(c) Rakuten Group Inc 5 .125 N/A 331,831
355,000 (b),(c) Rakuten Group Inc 6 .250 N/A 310,790
100,000 (b) RB Global Inc 6 .750 03/15/28 101,961
110,000 (b) RB Global Inc 7 .750 03/15/31 115,333
100,000 (b) Resideo Funding Inc 6 .500 07/15/32 99,199

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 160,000 (b) Reworld Holding Corp 4 .875% 12/01/29 $ 149,501
60,000 (b) ROBLOX Corp 3 .875 05/01/30 55,524
100,000 Rogers Communications Inc 7 .000 04/15/55 100,747
350,000 Rogers Communications Inc 7 .125 04/15/55 348,731
240,000 (b) Rogers Communications Inc 5 .250 03/15/82 233,691
100,000 (b) Royal Caribbean Cruises Ltd 4 .250 07/01/26 98,632
50,000 (b) Royal Caribbean Cruises Ltd 5 .500 08/31/26 50,024
210,000 (b) Royal Caribbean Cruises Ltd 5 .375 07/15/27 209,755
500,000 (b) Royal Caribbean Cruises Ltd 5 .500 04/01/28 499,487
600,000 (b) Royal Caribbean Cruises Ltd 6 .250 03/15/32 608,993
300,000 (b) Royal Caribbean Cruises Ltd 6 .000 02/01/33 300,826
380,000 (b) RR Donnelley & Sons Co 9 .500 08/01/29 361,821
81,000 (a),(b) Sabre GLBL Inc 8 .625 06/01/27 77,558
360,000 (b) Sabre GLBL Inc 10 .750 11/15/29 342,900
390,000 SBA Communications Corp 3 .875 02/15/27 381,536
187,000 Seagate HDD Cayman 9 .625 12/01/32 211,955
120,000 (b) Sealed Air Corp 6 .125 02/01/28 120,886
270,000 (a),(b) SeaWorld Parks & Entertainment Inc 5 .250 08/15/29 256,628
300,000 (a),(b) Select Medical Corp 6 .250 12/01/32 297,886
220,000 (b) Sensata Technologies BV 4 .000 04/15/29 202,381
200,000 (b) Sensata Technologies BV 5 .875 09/01/30 194,645
500,000 Service Corp International/US 4 .000 05/15/31 456,524
395,000 (b) Sirius XM Radio LLC 3 .125 09/01/26 384,371
300,000 (b) Sirius XM Radio LLC 4 .000 07/15/28 282,218
450,000 (b) Sirius XM Radio LLC 4 .125 07/01/30 402,638
540,000 (a),(b) Sirius XM Radio LLC 3 .875 09/01/31 463,368
170,000 (b) Six Flags Entertainment Corp 7 .250 05/15/31 172,334
250,000 (b) Six Flags Entertainment Corp / Six Flags Theme Parks Inc 6 .625 05/01/32 252,243
170,000 (b) Somnigroup International Inc 4 .000 04/15/29 157,831
200,000 (b) Somnigroup International Inc 3 .875 10/15/31 175,561
100,000 (b) Sonic Automotive Inc 4 .625 11/15/29 93,801
200,000 (b) Sonic Automotive Inc 4 .875 11/15/31 182,593
400,000 (b) Sotera Health Holdings LLC 7 .375 06/01/31 410,256
170,000 (b) SPX FLOW Inc 8 .750 04/01/30 171,413
300,000 (b) Stagwell Global LLC 5 .625 08/15/29 283,086
230,000 (b) Stena International SA 7 .250 01/15/31 227,029
420,000 (b) Studio City Finance Ltd 5 .000 01/15/29 368,793
160,000 (b) Suburban Propane Partners LP/Suburban Energy Finance Corp 5 .000 06/01/31 146,255
260,000 (b) Summit Midstream Holdings LLC 8 .625 10/31/29 256,136
150,000 (b) Sunoco LP 7 .000 05/01/29 154,224
580,000 (b) Sunoco LP 7 .250 05/01/32 601,469
60,000 (b) Superior Plus LP / Superior General Partner Inc 4 .500 03/15/29 56,021
150,000 (b) Surgery Center Holdings Inc 7 .250 04/15/32 149,660
161,000 (b) Taylor Morrison Communities Inc 5 .125 08/01/30 155,991
60,000 (b) Teleflex Inc 4 .250 06/01/28 57,448
450,000 (b) Tenneco Inc 8 .000 11/17/28 429,891
180,000 (b) Terex Corp 5 .000 05/15/29 172,166
200,000 (b) TGS ASA 8 .500 01/15/30 198,000
310,000 (b) Thor Industries Inc 4 .000 10/15/29 278,806
70,000 (b) TopBuild Corp 4 .125 02/15/32 62,993
21,000 (b) TransDigm Inc 6 .625 03/01/32 21,511
100,000 (b) Travel + Leisure Co 6 .625 07/31/26 100,700
240,000 (b) Travel + Leisure Co 4 .500 12/01/29 224,943
140,000 TreeHouse Foods Inc 4 .000 09/01/28 125,606
185,000 (b) Triumph Group Inc 9 .000 03/15/28 194,066
160,000 (a),(b) Tronox Inc 4 .625 03/15/29 129,516
250,000 (b) TTM Technologies Inc 4 .000 03/01/29 232,392
160,000 Twilio Inc 3 .875 03/15/31 145,363
150,000 (b) United Natural Foods Inc 6 .750 10/15/28 147,276
350,000 (b) United Rentals North America Inc 6 .125 03/15/34 353,775
100,000 (b) Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6 .000 01/15/30 89,429
604,000 (b) Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 10 .500 02/15/28 641,318

Portfolio of Investments April 30, 2025
(continued)
NUHY

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 110,000 (b) Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 4 .750% 04/15/28 $ 105,277
150,000 (b) Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6 .500 02/15/29 137,225
34,000 (b) Univision Communications Inc 4 .500 05/01/29 29,156
128,000 (b) US Foods Inc 4 .750 02/15/29 124,319
250,000 (b) US Foods Inc 4 .625 06/01/30 238,120
90,000 (b) Valvoline Inc 3 .625 06/15/31 78,824
130,000 (b) Vertiv Group Corp 4 .125 11/15/28 125,548
78,000 (a),(b) Victoria's Secret & Co 4 .625 07/15/29 68,004
70,000 Vodafone Group PLC 3 .250 06/04/81 67,510
325,000 Vodafone Group PLC 4 .125 06/04/81 288,732
630,000 (b) VZ Secured Financing BV 5 .000 01/15/32 549,767
550,000 Walgreens Boots Alliance Inc 8 .125 08/15/29 572,247
100,000 Walgreens Boots Alliance Inc 3 .200 04/15/30 94,099
100,000 (b) Wayfair LLC 7 .250 10/31/29 91,340
245,000 (b) Weatherford International Ltd 8 .625 04/30/30 242,846
401,000 (b) WESCO Distribution Inc 7 .250 06/15/28 406,327
50,000 (b) WESCO Distribution Inc 6 .375 03/15/29 50,661
50,000 (b) WESCO Distribution Inc 6 .625 03/15/32 50,861
75,000 (b) WESCO Distribution Inc 6 .375 03/15/33 75,871
190,000 (b) Williams Scotsman Inc 4 .625 08/15/28 182,712
100,000 (b) Williams Scotsman Inc 7 .375 10/01/31 103,723
1,150,000 (b) Windstream Escrow LLC / Windstream Escrow Finance Corp 8 .250 10/01/31 1,177,277
100,000 (b) Wolverine World Wide Inc 4 .000 08/15/29 83,195
150,000 (b) Wyndham Hotels & Resorts Inc 4 .375 08/15/28 144,078
210,000 (b) Xerox Holdings Corp 5 .500 08/15/28 134,529
180,000 (b) XPO Inc 7 .125 02/01/32 184,386
260,000 Yum! Brands Inc 3 .625 03/15/31 234,501
250,000 Yum! Brands Inc 4 .625 01/31/32 235,329
260,000 Yum! Brands Inc 5 .375 04/01/32 255,500
100,000 (b) Zebra Technologies Corp 6 .500 06/01/32 100,465
230,000 (b) ZipRecruiter Inc 5 .000 01/15/30 191,850
200,000 (b) ZoomInfo Technologies LLC/ZoomInfo Finance Corp 3 .875 02/01/29 183,777
TOTAL INDUSTRIAL 77,076,605
UTILITY - 1.2%
250,000 AES Corp/The 7 .600 01/15/55 247,016
110,000 Algonquin Power & Utilities Corp 4 .750 01/18/82 103,264
110,000 (b) Clearway Energy Operating LLC 3 .750 02/15/31 97,930
160,000 (b) NRG Energy Inc 5 .750 07/15/29 159,247
150,000 (b) Vistra Operations Co LLC 7 .750 10/15/31 158,607
100,000 Vistra Operations Co LLC 6 .875 04/15/32 103,578
210,000 (a),(b) XPLR Infrastructure Operating Partners LP 7 .250 01/15/29 207,834
100,000 (b) XPLR Infrastructure Operating Partners LP 8 .625 03/15/33 99,790
TOTAL UTILITY 1,177,266
TOTAL CORPORATE DEBT
(Cost $91,455,101) 90,577,917
TOTAL LONG-TERM INVESTMENTS
(Cost $91,455,101) 90,577,917
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 5.7%
5,270,525 (d) State Street Navigator Securities Lending Government Money
Market Portfolio
4 .360 (e) $ 5,270,525
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $5,270,525) 5,270,525
TOTAL INVESTMENTS - 103 .3%
(Cost $ 96,725,626 ) 95,848,442
OTHER ASSETS & LIABILITIES, NET - (3.3)% (3,094,682)
NET ASSETS - 100% $ 92,753,760
REIT Real Estate Investment Trust

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
(a) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $5,058,581.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $76,415,944 or 79.7% of Total Investments.
(c) Perpetual security. Maturity date is not applicable.
(d) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(e) The rate shown is the one-day yield as of the end of the reporting period.
NUHY
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Debt $ – $ 90,577,917 $ – $ 90,577,917
Investments Purchased with Collateral from Securities
Lending 5,270,525 – – 5,270,525
Total $ 5,270,525 $ 90,577,917 $ – $ 95,848,442
a

Portfolio of Investments April 30, 2025
NUBD
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 98.7%
CORPORATE DEBT - 23.4%
FINANCIALS - 8.2%
$ 10,000 Aegon Ltd 5 .500% 04/11/48 $ 9,923
200,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2 .450 10/29/26 193,471
30,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3 .650 07/21/27 29,315
20,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3 .875 01/23/28 19,580
10,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5 .100 01/19/29 10,108
10,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6 .150 09/30/30 10,549
190,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3 .300 01/30/32 167,879
10,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3 .400 10/29/33 8,596
10,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5 .300 01/19/34 9,872
20,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6 .950 03/10/55 20,083
80,000 Aflac Inc 3 .600 04/01/30 77,014
10,000 Air Lease Corp 4 .625 10/01/28 9,994
30,000 Air Lease Corp 3 .125 12/01/30 27,281
50,000 Air Lease Corp 5 .200 07/15/31 50,345
30,000 Air Lease Corp 2 .875 01/15/32 26,048
50,000 Aircastle Ltd 4 .250 06/15/26 49,514
50,000 Alexandria Real Estate Equities Inc 3 .375 08/15/31 45,407
100,000 Alexandria Real Estate Equities Inc 2 .950 03/15/34 82,281
50,000 Alexandria Real Estate Equities Inc 5 .625 05/15/54 45,746
30,000 Ally Financial Inc 8 .000 11/01/31 32,951
92,000 Ally Financial Inc 8 .000 11/01/31 101,881
90,000 American Express Co 1 .650 11/04/26 86,581
50,000 American Express Co 5 .085 01/30/31 50,908
150,000 American Express Co 5 .625 07/28/34 151,073
150,000 American Express Co 5 .284 07/26/35 149,557
50,000 American Homes 4 Rent 5 .500 07/15/34 49,631
70,000 American International Group Inc 3 .400 06/30/30 65,775
20,000 American International Group Inc 5 .125 03/27/33 19,980
10,000 American International Group Inc 4 .375 06/30/50 8,135
30,000 Ameriprise Financial Inc 5 .700 12/15/28 31,417
10,000 Ameriprise Financial Inc 4 .500 05/13/32 9,790
20,000 Ameriprise Financial Inc 5 .200 04/15/35 20,025
50,000 Aon Corp / Aon Global Holdings PLC 2 .850 05/28/27 48,619
120,000 Aon Corp / Aon Global Holdings PLC 5 .350 02/28/33 122,048
20,000 Aon Global Ltd 4 .600 06/14/44 16,904
60,000 Aon North America Inc 5 .450 03/01/34 61,045
10,000 Apollo Global Management Inc 6 .375 11/15/33 10,816
20,000 Apollo Global Management Inc 6 .000 12/15/54 18,733
50,000 Arthur J Gallagher & Co 3 .500 05/20/51 33,833
90,000 Arthur J Gallagher & Co 3 .050 03/09/52 55,237
50,000 Arthur J Gallagher & Co 5 .550 02/15/55 47,098
42,000 Assurant Inc 2 .650 01/15/32 35,339
120,000 AvalonBay Communities Inc 5 .300 12/07/33 121,425
30,000 AXIS Specialty Finance LLC 3 .900 07/15/29 28,854
20,000 AXIS Specialty Finance LLC 4 .900 01/15/40 19,021
320,000 Banco Santander SA 4 .175 03/24/28 317,349
150,000 Banco Santander SA 3 .490 05/28/30 141,131
40,000 Banco Santander SA 6 .921 08/08/33 42,533
40,000 Bank of America Corp 1 .734 07/22/27 38,672
40,000 Bank of America Corp 5 .933 09/15/27 40,764
50,000 Bank of America Corp 4 .979 01/24/29 50,663
320,000 Bank of America Corp 2 .087 06/14/29 298,005
150,000 Bank of America Corp 4 .271 07/23/29 149,028
740,000 Bank of America Corp 3 .974 02/07/30 724,295
200,000 Bank of America Corp 2 .592 04/29/31 180,710
250,000 Bank of America Corp 2 .651 03/11/32 221,770
120,000 Bank of America Corp 2 .299 07/21/32 103,118
100,000 Bank of America Corp 2 .972 02/04/33 87,915
310,000 Bank of America Corp 5 .872 09/15/34 322,995

PRINCIPAL DESCRIPTION RATE
FINANCIALS (continued)
272,000 Bank of America Corp 3 .311% 04/22/42 $ 204,750
20,000 Bank of America Corp 2 .831 10/24/51 12,198
250,000 Bank of America Corp 2 .972 07/21/52 157,373
40,000 Bank of Montreal 2 .650 03/08/27 38,827
50,000 Bank of Montreal 5 .717 09/25/28 52,040
50,000 (a) Bank of Montreal 5 .004 01/27/29 50,778
50,000 (a) Bank of Montreal 4 .640 09/10/30 50,077
48,000 Bank of Montreal 3 .803 12/15/32 46,438
100,000 Bank of New York Mellon Corp/The 2 .800 05/04/26 98,531
100,000 Bank of New York Mellon Corp/The 2 .050 01/26/27 96,526
50,000 Bank of New York Mellon Corp/The 3 .992 06/13/28 49,739
50,000 Bank of New York Mellon Corp/The 4 .942 02/11/31 50,866
120,000 Bank of New York Mellon Corp/The 5 .188 03/14/35 121,295
50,000 Bank of New York Mellon Corp/The 5 .606 07/21/39 50,222
60,000 Bank of Nova Scotia/The 1 .350 06/24/26 58,030
100,000 Bank of Nova Scotia/The 5 .400 06/04/27 102,338
50,000 Bank of Nova Scotia/The 5 .130 02/14/31 50,779
50,000 Bank of Nova Scotia/The 4 .740 11/10/32 49,503
60,000 Barclays PLC 4 .836 05/09/28 59,894
90,000 Barclays PLC 5 .501 08/09/28 91,419
200,000 Barclays PLC 5 .367 02/25/31 202,671
200,000 Barclays PLC 6 .692 09/13/34 213,640
200,000 Barclays PLC 5 .335 09/10/35 194,084
50,000 BlackRock Funding Inc 5 .350 01/08/55 48,171
40,000 Blackrock Inc 3 .250 04/30/29 38,822
20,000 Blackrock Inc 2 .400 04/30/30 18,304
30,000 Blackrock Inc 1 .900 01/28/31 26,262
50,000 Blackrock Inc 4 .750 05/25/33 50,009
162,000 Boston Properties LP 2 .900 03/15/30 146,670
20,000 Boston Properties LP 6 .500 01/15/34 20,967
50,000 Brixmor Operating Partnership LP 4 .125 06/15/26 49,700
50,000 Brixmor Operating Partnership LP 5 .200 04/01/32 49,970
80,000 Brookfield Finance I UK Plc / Brookfield Finance Inc 2 .340 01/30/32 66,631
20,000 Brookfield Finance Inc 3 .900 01/25/28 19,676
60,000 Brookfield Finance Inc 6 .350 01/05/34 63,300
10,000 Brookfield Finance Inc 5 .968 03/04/54 9,744
50,000 Brown & Brown Inc 5 .650 06/11/34 50,564
50,000 Canadian Imperial Bank of Commerce 5 .260 04/08/29 51,314
100,000 Canadian Imperial Bank of Commerce 6 .092 10/03/33 106,159
90,000 Capital One Financial Corp 5 .468 02/01/29 91,790
100,000 Capital One Financial Corp 6 .312 06/08/29 104,200
130,000 Capital One Financial Corp 7 .624 10/30/31 144,810
100,000 Capital One Financial Corp 6 .051 02/01/35 102,219
10,000 Cboe Global Markets Inc 3 .650 01/12/27 9,922
10,000 Cboe Global Markets Inc 3 .000 03/16/32 8,967
290,000 Centene Corp 3 .375 02/15/30 264,137
10,000 Charles Schwab Corp/The 3 .200 03/02/27 9,820
110,000 Charles Schwab Corp/The 2 .000 03/20/28 103,586
10,000 Charles Schwab Corp/The 4 .000 02/01/29 9,909
110,000 Charles Schwab Corp/The 5 .643 05/19/29 114,076
10,000 Charles Schwab Corp/The 3 .250 05/22/29 9,582
10,000 Charles Schwab Corp/The 5 .853 05/19/34 10,448
10,000 Charles Schwab Corp/The 6 .136 08/24/34 10,625
139,000 Chubb Corp/The 6 .000 05/11/37 148,821
15,000 Chubb INA Holdings LLC 1 .375 09/15/30 12,908
10,000 Chubb INA Holdings LLC 4 .350 11/03/45 8,485
988,000 Citigroup Inc 3 .980 03/20/30 961,569
50,000 Citigroup Inc 4 .542 09/19/30 49,492
60,000 Citigroup Inc 2 .666 01/29/31 54,497
190,000 Citigroup Inc 2 .561 05/01/32 166,026
280,000 Citigroup Inc 2 .520 11/03/32 241,319
20,000 Citigroup Inc 3 .057 01/25/33 17,570

Portfolio of Investments April 30, 2025
(continued)
NUBD

PRINCIPAL DESCRIPTION RATE
FINANCIALS (continued)
100,000 Citigroup Inc 6 .174% 05/25/34 $ 102,357
50,000 Citigroup Inc 5 .827 02/13/35 49,706
20,000 Citigroup Inc 5 .449 06/11/35 20,069
50,000 Citigroup Inc 6 .020 01/24/36 50,138
50,000 (a) Citigroup Inc 5 .333 03/27/36 49,595
50,000 Citigroup Inc 5 .411 09/19/39 47,724
32,000 Citizens Financial Group Inc 2 .850 07/27/26 31,188
100,000 Citizens Financial Group Inc 2 .638 09/30/32 81,076
60,000 CME Group Inc 5 .300 09/15/43 59,686
50,000 CNO Financial Group Inc 6 .450 06/15/34 51,585
50,000 Comerica Inc 5 .982 01/30/30 50,614
150,000 Cooperatieve Rabobank UA 3 .750 07/21/26 148,364
50,000 Cooperatieve Rabobank UA 5 .750 12/01/43 48,420
40,000 COPT Defense Properties LP 2 .000 01/15/29 35,799
50,000 Cousins Properties LP 5 .375 02/15/32 49,552
10,000 Credit Suisse USA LLC 7 .125 07/15/32 11,269
180,000 Deutsche Bank AG/New York NY 2 .552 01/07/28 173,477
160,000 Deutsche Bank AG/New York NY 6 .819 11/20/29 169,997
50,000 Deutsche Bank AG/New York NY 3 .742 01/07/33 44,102
60,000 Digital Realty Trust LP 5 .550 01/15/28 61,647
100,000 Discover Financial Services 6 .700 11/29/32 106,641
20,000 Eaton Vance Corp 3 .500 04/06/27 19,671
30,000 Elevance Health Inc 3 .650 12/01/27 29,517
100,000 Elevance Health Inc 2 .250 05/15/30 89,714
50,000 Elevance Health Inc 5 .500 10/15/32 51,653
50,000 Elevance Health Inc 5 .200 02/15/35 50,042
50,000 Elevance Health Inc 6 .375 06/15/37 53,879
100,000 Elevance Health Inc 4 .650 01/15/43 87,064
30,000 Elevance Health Inc 3 .125 05/15/50 19,249
110,000 Elevance Health Inc 4 .550 05/15/52 89,172
20,000 Equitable Holdings Inc 4 .350 04/20/28 19,898
36,000 Equitable Holdings Inc 5 .000 04/20/48 31,282
70,000 ERP Operating LP 2 .500 02/15/30 63,869
50,000 ERP Operating LP 4 .650 09/15/34 48,028
30,000 Everest Reinsurance Holdings Inc 3 .500 10/15/50 19,837
50,000 Federal Realty OP LP 3 .500 06/01/30 47,188
32,000 Fifth Third Bancorp 1 .707 11/01/27 30,614
100,000 Fifth Third Bancorp 6 .339 07/27/29 104,863
50,000 Fifth Third Bancorp 5 .631 01/29/32 51,209
30,000 First American Financial Corp 2 .400 08/15/31 25,358
30,000 Franklin Resources Inc 1 .600 10/30/30 25,688
50,000 GATX Corp 4 .700 04/01/29 50,002
10,000 GATX Corp 4 .000 06/30/30 9,634
10,000 GATX Corp 1 .900 06/01/31 8,409
30,000 GATX Corp 3 .500 06/01/32 26,858
20,000 GATX Corp 5 .450 09/15/33 20,006
20,000 GATX Corp 6 .050 03/15/34 20,795
20,000 GATX Corp 5 .200 03/15/44 17,782
10,000 Goldman Sachs Group Inc/The 4 .387 06/15/27 9,983
60,000 Goldman Sachs Group Inc/The 4 .223 05/01/29 59,425
420,000 Goldman Sachs Group Inc/The 3 .800 03/15/30 404,620
50,000 Goldman Sachs Group Inc/The 5 .727 04/25/30 51,827
100,000 Goldman Sachs Group Inc/The 5 .218 04/23/31 101,845
652,000 Goldman Sachs Group Inc/The 2 .383 07/21/32 561,619
200,000 Goldman Sachs Group Inc/The 2 .650 10/21/32 173,553
140,000 Goldman Sachs Group Inc/The 6 .561 10/24/34 152,530
50,000 Goldman Sachs Group Inc/The 5 .330 07/23/35 49,692
50,000 Goldman Sachs Group Inc/The 5 .016 10/23/35 48,448
50,000 Goldman Sachs Group Inc/The 5 .536 01/28/36 50,493
50,000 Goldman Sachs Group Inc/The 5 .561 11/19/45 48,087
20,000 (b) HA Sustainable Infrastructure Capital Inc 6 .375 07/01/34 19,204
90,000 Hartford Insurance Group Inc/The 2 .900 09/15/51 55,509

PRINCIPAL DESCRIPTION RATE
FINANCIALS (continued)
50,000 Healthpeak OP LLC 2 .125% 12/01/28 $ 45,874
60,000 Healthpeak OP LLC 3 .500 07/15/29 57,070
40,000 Highwoods Realty LP 3 .050 02/15/30 35,678
10,000 Host Hotels & Resorts LP 3 .375 12/15/29 9,221
200,000 HSBC Holdings PLC 2 .013 09/22/28 188,113
270,000 HSBC Holdings PLC 2 .206 08/17/29 249,125
450,000 HSBC Holdings PLC 2 .804 05/24/32 396,170
100,000 HSBC Holdings PLC 2 .871 11/22/32 87,512
200,000 HSBC Holdings PLC 6 .547 06/20/34 208,983
200,000 HSBC Holdings PLC 5 .450 03/03/36 198,742
10,000 HSBC Holdings PLC 6 .500 09/15/37 10,371
10,000 Humana Inc 1 .350 02/03/27 9,460
10,000 Humana Inc 5 .750 12/01/28 10,372
30,000 Humana Inc 4 .875 04/01/30 29,973
10,000 Humana Inc 5 .375 04/15/31 10,129
110,000 Humana Inc 2 .150 02/03/32 90,485
20,000 Humana Inc 4 .950 10/01/44 17,023
10,000 Humana Inc 5 .500 03/15/53 8,877
10,000 Humana Inc 5 .750 04/15/54 9,174
120,000 Huntington Bancshares Inc/OH 5 .709 02/02/35 120,217
100,000 ING Groep NV 3 .950 03/29/27 99,239
70,000 ING Groep NV 4 .050 04/09/29 68,540
40,000 ING Groep NV 5 .550 03/19/35 40,455
64,000 Intercontinental Exchange Inc 3 .750 09/21/28 62,903
10,000 Intercontinental Exchange Inc 4 .350 06/15/29 10,023
50,000 Intercontinental Exchange Inc 5 .250 06/15/31 51,796
20,000 Intercontinental Exchange Inc 1 .850 09/15/32 16,381
20,000 Intercontinental Exchange Inc 4 .600 03/15/33 19,717
90,000 Intercontinental Exchange Inc 4 .250 09/21/48 72,764
20,000 Intercontinental Exchange Inc 4 .950 06/15/52 17,814
60,000 Invitation Homes Operating Partnership LP 5 .450 08/15/30 61,570
30,000 Jackson Financial Inc 3 .125 11/23/31 25,822
40,000 JPMorgan Chase & Co 2 .947 02/24/28 38,978
50,000 JPMorgan Chase & Co 4 .979 07/22/28 50,583
100,000 JPMorgan Chase & Co 3 .509 01/23/29 97,570
50,000 JPMorgan Chase & Co 4 .915 01/24/29 50,708
240,000 JPMorgan Chase & Co 4 .005 04/23/29 237,749
60,000 JPMorgan Chase & Co 5 .581 04/22/30 62,175
570,000 JPMorgan Chase & Co 3 .702 05/06/30 551,501
260,000 JPMorgan Chase & Co 2 .739 10/15/30 240,540
50,000 JPMorgan Chase & Co 4 .603 10/22/30 49,966
648,000 JPMorgan Chase & Co 4 .493 03/24/31 643,586
180,000 JPMorgan Chase & Co 2 .545 11/08/32 156,974
50,000 JPMorgan Chase & Co 4 .946 10/22/35 48,834
270,000 JPMorgan Chase & Co 3 .157 04/22/42 201,493
450,000 JPMorgan Chase & Co 3 .328 04/22/52 309,100
20,000 KeyBank NA/Cleveland OH 6 .950 02/01/28 21,104
20,000 KeyBank NA/Cleveland OH 3 .900 04/13/29 19,001
50,000 KeyCorp 2 .250 04/06/27 47,843
60,000 KeyCorp 6 .401 03/06/35 62,852
40,000 Kilroy Realty LP 4 .750 12/15/28 38,979
20,000 Kilroy Realty LP 2 .500 11/15/32 15,476
100,000 Kimco Realty OP LLC 2 .250 12/01/31 85,546
10,000 Legg Mason Inc 5 .625 01/15/44 9,634
30,000 Lincoln National Corp 3 .050 01/15/30 27,853
30,000 Lincoln National Corp 3 .400 03/01/32 26,724
30,000 Lincoln National Corp 4 .375 06/15/50 22,967
90,000 Lloyds Banking Group PLC 4 .550 08/16/28 89,926
200,000 Lloyds Banking Group PLC 5 .721 06/05/30 206,820
50,000 Lloyds Banking Group PLC 5 .679 01/05/35 50,639
75,000 Lloyds Banking Group PLC 4 .344 01/09/48 57,556
20,000 LPL Holdings Inc 6 .750 11/17/28 21,260

Portfolio of Investments April 30, 2025
(continued)
NUBD

PRINCIPAL DESCRIPTION RATE
FINANCIALS (continued)
20,000 LPL Holdings Inc 5 .150% 06/15/30 $ 20,066
60,000 LXP Industrial Trust 6 .750 11/15/28 63,791
30,000 M&T Bank Corp 7 .413 10/30/29 32,272
50,000 M&T Bank Corp 6 .082 03/13/32 52,027
50,000 M&T Bank Corp 5 .385 01/16/36 48,668
40,000 Manulife Financial Corp 5 .375 03/04/46 38,274
20,000 Marsh & McLennan Cos Inc 4 .375 03/15/29 20,043
120,000 Marsh & McLennan Cos Inc 2 .250 11/15/30 106,703
10,000 Marsh & McLennan Cos Inc 5 .150 03/15/34 10,127
20,000 Marsh & McLennan Cos Inc 4 .750 03/15/39 18,829
40,000 Marsh & McLennan Cos Inc 4 .350 01/30/47 33,275
60,000 Marsh & McLennan Cos Inc 4 .200 03/01/48 48,384
50,000 Marsh & McLennan Cos Inc 5 .450 03/15/54 47,708
10,000 MetLife Inc 5 .875 02/06/41 10,221
220,000 MetLife Inc 4 .875 11/13/43 198,566
40,000 MetLife Inc 5 .000 07/15/52 35,883
200,000 Mitsubishi UFJ Financial Group Inc 2 .757 09/13/26 195,883
150,000 Mitsubishi UFJ Financial Group Inc 1 .538 07/20/27 144,861
64,000 Mitsubishi UFJ Financial Group Inc 3 .961 03/02/28 63,405
10,000 Mitsubishi UFJ Financial Group Inc 4 .080 04/19/28 9,929
200,000 Mitsubishi UFJ Financial Group Inc 5 .441 02/22/34 203,551
10,000 Mizuho Financial Group Inc 3 .663 02/28/27 9,879
60,000 (a) Mizuho Financial Group Inc 4 .254 09/11/29 59,374
100,000 Mizuho Financial Group Inc 2 .869 09/13/30 92,747
10,000 Mizuho Financial Group Inc 1 .979 09/08/31 8,624
200,000 Mizuho Financial Group Inc 5 .594 07/10/35 203,385
50,000 Morgan Stanley 4 .350 09/08/26 49,914
10,000 Morgan Stanley 1 .593 05/04/27 9,709
10,000 Morgan Stanley 1 .512 07/20/27 9,655
50,000 Morgan Stanley 5 .652 04/13/28 51,049
50,000 Morgan Stanley 4 .210 04/20/28 49,730
10,000 Morgan Stanley 3 .591 07/22/28 9,788
517,000 Morgan Stanley 3 .772 01/24/29 507,659
100,000 Morgan Stanley 5 .123 02/01/29 101,584
70,000 Morgan Stanley 5 .164 04/20/29 71,265
291,000 Morgan Stanley 4 .431 01/23/30 288,807
50,000 Morgan Stanley 5 .656 04/18/30 51,716
25,000 Morgan Stanley 4 .654 10/18/30 24,920
120,000 Morgan Stanley 3 .622 04/01/31 113,875
210,000 Morgan Stanley 2 .239 07/21/32 179,062
130,000 Morgan Stanley 5 .424 07/21/34 131,367
100,000 Morgan Stanley 6 .627 11/01/34 108,839
50,000 Morgan Stanley 5 .831 04/19/35 51,627
50,000 Morgan Stanley 5 .320 07/19/35 49,774
50,000 Morgan Stanley 5 .587 01/18/36 50,721
50,000 Morgan Stanley 5 .664 04/17/36 51,053
100,000 Morgan Stanley 2 .484 09/16/36 83,424
100,000 Morgan Stanley 5 .942 02/07/39 100,676
20,000 Morgan Stanley 4 .300 01/27/45 16,547
50,000 Morgan Stanley 5 .516 11/19/55 47,749
20,000 Morgan Stanley Bank NA 4 .952 01/14/28 20,162
85,000 Nasdaq Inc 5 .550 02/15/34 87,249
80,000 NatWest Group PLC 4 .892 05/18/29 80,463
100,000 NatWest Group PLC 5 .808 09/13/29 103,397
100,000 NatWest Group PLC 5 .076 01/27/30 100,781
10,000 Nomura Holdings Inc 5 .594 07/02/27 10,193
120,000 Nomura Holdings Inc 2 .172 07/14/28 111,111
10,000 Nomura Holdings Inc 2 .999 01/22/32 8,675
80,000 Nomura Holdings Inc 6 .181 01/18/33 83,797
10,000 Nomura Holdings Inc 6 .087 07/12/33 10,462
20,000 Northern Trust Corp 3 .150 05/03/29 19,206
30,000 Old Republic International Corp 5 .750 03/28/34 30,306

PRINCIPAL DESCRIPTION RATE
FINANCIALS (continued)
60,000 Omega Healthcare Investors Inc 4 .750% 01/15/28 $ 60,069
40,000 ORIX Corp 3 .700 07/18/27 39,413
40,000 ORIX Corp 2 .250 03/09/31 34,879
20,000 ORIX Corp 4 .000 04/13/32 18,691
10,000 ORIX Corp 5 .200 09/13/32 10,123
20,000 Piedmont Operating Partnership LP 3 .150 08/15/30 17,095
10,000 PNC Bank NA 3 .100 10/25/27 9,743
90,000 PNC Bank NA 4 .050 07/26/28 88,600
20,000 PNC Bank NA 2 .700 10/22/29 18,386
100,000 PNC Financial Services Group Inc/The 5 .582 06/12/29 103,104
50,000 PNC Financial Services Group Inc/The 5 .222 01/29/31 51,122
50,000 PNC Financial Services Group Inc/The 4 .812 10/21/32 49,566
140,000 PNC Financial Services Group Inc/The 6 .875 10/20/34 153,900
50,000 PNC Financial Services Group Inc/The 5 .676 01/22/35 50,962
54,000 Principal Financial Group Inc 3 .700 05/15/29 52,309
10,000 Principal Financial Group Inc 2 .125 06/15/30 8,831
44,000 Progressive Corp/The 3 .200 03/26/30 41,810
40,000 Progressive Corp/The 3 .000 03/15/32 35,963
50,000 Progressive Corp/The 4 .200 03/15/48 40,836
31,000 Prologis LP 3 .875 09/15/28 30,607
50,000 Prologis LP 2 .875 11/15/29 46,893
10,000 Prologis LP 4 .375 09/15/48 8,179
100,000 Prologis LP 5 .250 06/15/53 92,677
50,000 Prologis LP 5 .250 03/15/54 46,193
30,000 Prudential Financial Inc 2 .100 03/10/30 27,056
70,000 Prudential Financial Inc 3 .000 03/10/40 52,343
20,000 Prudential Financial Inc 4 .500 09/15/47 19,413
143,000 Prudential Financial Inc 3 .905 12/07/47 109,640
20,000 Prudential Financial Inc 3 .700 10/01/50 17,855
30,000 Prudential Funding Asia PLC 3 .625 03/24/32 27,630
110,000 Public Storage Operating Co 5 .125 01/15/29 113,516
40,000 Raymond James Financial Inc 4 .950 07/15/46 35,379
50,000 Regency Centers Corp 5 .250 01/15/34 50,048
20,000 Regions Financial Corp 1 .800 08/12/28 18,255
40,000 Regions Financial Corp 7 .375 12/10/37 44,176
30,000 Reinsurance Group of America Inc 3 .950 09/15/26 29,795
29,000 Reinsurance Group of America Inc 3 .900 05/15/29 28,296
50,000 Reinsurance Group of America Inc 5 .750 09/15/34 50,663
130,000 Royal Bank of Canada 1 .200 04/27/26 126,043
100,000 Royal Bank of Canada 1 .150 07/14/26 96,492
110,000 Royal Bank of Canada 5 .200 08/01/28 112,939
50,000 Royal Bank of Canada 4 .969 08/02/30 50,640
50,000 Royal Bank of Canada 4 .650 10/18/30 49,907
50,000 Royal Bank of Canada 5 .153 02/04/31 50,876
100,000 Santander Holdings USA Inc 2 .490 01/06/28 95,977
10,000 Santander Holdings USA Inc 6 .565 06/12/29 10,378
50,000 Santander Holdings USA Inc 6 .342 05/31/35 51,090
100,000 Santander UK Group Holdings PLC 4 .858 09/11/30 99,222
50,000 Selective Insurance Group Inc 5 .900 04/15/35 50,225
202,000 Simon Property Group LP 5 .500 03/08/33 207,306
50,000 Simon Property Group LP 4 .750 09/26/34 47,805
60,000 State Street Corp 4 .993 03/18/27 60,912
10,000 State Street Corp 4 .141 12/03/29 9,921
160,000 State Street Corp 2 .400 01/24/30 147,253
50,000 State Street Corp 4 .834 04/24/30 50,717
50,000 State Street Corp 4 .675 10/22/32 49,794
60,000 State Street Corp 6 .123 11/21/34 62,775
50,000 Sumitomo Mitsui Financial Group Inc 2 .632 07/14/26 49,031
330,000 Sumitomo Mitsui Financial Group Inc 3 .364 07/12/27 323,991
90,000 Sumitomo Mitsui Financial Group Inc 3 .544 01/17/28 88,244
170,000 Sumitomo Mitsui Financial Group Inc 2 .750 01/15/30 156,378
10,000 Sumitomo Mitsui Financial Group Inc 1 .710 01/12/31 8,483

Portfolio of Investments April 30, 2025
(continued)
NUBD

PRINCIPAL DESCRIPTION RATE
FINANCIALS (continued)
70,000 Sumitomo Mitsui Financial Group Inc 5 .836% 07/09/44 $ 69,820
70,000 Synchrony Financial 5 .935 08/02/30 70,894
20,000 Synovus Financial Corp 6 .168 11/01/30 20,180
212,000 Toronto-Dominion Bank/The 1 .200 06/03/26 205,116
100,000 Toronto-Dominion Bank/The 5 .523 07/17/28 103,669
50,000 Toronto-Dominion Bank/The 4 .783 12/17/29 50,471
50,000 Toronto-Dominion Bank/The 3 .625 09/15/31 49,035
50,000 Toronto-Dominion Bank/The 5 .298 01/30/32 50,951
20,000 Travelers Cos Inc/The 5 .350 11/01/40 19,946
62,000 Travelers Cos Inc/The 4 .600 08/01/43 54,681
20,000 Travelers Cos Inc/The 3 .750 05/15/46 15,367
20,000 Travelers Cos Inc/The 4 .000 05/30/47 15,976
10,000 Travelers Cos Inc/The 4 .050 03/07/48 7,993
10,000 Travelers Cos Inc/The 5 .450 05/25/53 9,800
21,000 Truist Financial Corp 4 .123 06/06/28 20,891
100,000 Truist Financial Corp 4 .873 01/26/29 100,772
100,000 Truist Financial Corp 1 .887 06/07/29 92,288
100,000 Truist Financial Corp 7 .161 10/30/29 107,961
10,000 Truist Financial Corp 1 .950 06/05/30 8,712
50,000 Truist Financial Corp 5 .153 08/05/32 50,267
200,000 UBS AG/London 5 .650 09/11/28 207,908
10,000 UnitedHealth Group Inc 4 .600 04/15/27 10,112
80,000 UnitedHealth Group Inc 4 .000 05/15/29 79,094
160,000 UnitedHealth Group Inc 5 .300 02/15/30 166,091
110,000 UnitedHealth Group Inc 4 .200 05/15/32 105,870
100,000 UnitedHealth Group Inc 5 .350 02/15/33 102,477
20,000 UnitedHealth Group Inc 6 .500 06/15/37 21,958
60,000 UnitedHealth Group Inc 2 .750 05/15/40 42,730
411,000 UnitedHealth Group Inc 4 .750 05/15/52 346,392
10,000 UnitedHealth Group Inc 5 .050 04/15/53 8,839
130,000 UnitedHealth Group Inc 5 .375 04/15/54 120,595
50,000 UnitedHealth Group Inc 5 .200 04/15/63 44,089
300,000 US Bancorp 5 .384 01/23/30 307,201
170,000 US Bancorp 5 .678 01/23/35 173,222
21,000 Ventas Realty LP 3 .850 04/01/27 20,778
20,000 Ventas Realty LP 4 .400 01/15/29 19,833
10,000 Ventas Realty LP 3 .000 01/15/30 9,282
64,000 Ventas Realty LP 4 .750 11/15/30 63,955
50,000 Voya Financial Inc 5 .000 09/20/34 47,817
19,000 Voya Financial Inc 4 .800 06/15/46 16,146
20,000 Voya Financial Inc 4 .700 01/23/48 18,232
118,000 Welltower OP LLC 4 .125 03/15/29 116,611
10,000 Welltower OP LLC 2 .750 01/15/31 9,053
110,000 Westpac Banking Corp 1 .953 11/20/28 102,093
100,000 Westpac Banking Corp 2 .150 06/03/31 88,029
176,000 Westpac Banking Corp 4 .322 11/23/31 174,636
50,000 Westpac Banking Corp 5 .618 11/20/35 49,556
10,000 Willis North America Inc 4 .500 09/15/28 9,993
30,000 Willis North America Inc 2 .950 09/15/29 27,921
50,000 Willis North America Inc 5 .900 03/05/54 48,432
40,000 WP Carey Inc 2 .450 02/01/32 33,507
30,000 XL Group Ltd 5 .250 12/15/43 28,368
20,000 Zions Bancorp NA 3 .250 10/29/29 17,913
TOTAL FINANCIALS 33,013,066
INDUSTRIAL - 13.0%
30,000 3M Co 3 .375 03/01/29 28,917
28,000 3M Co 2 .375 08/26/29 25,781
100,000 3M Co 3 .050 04/15/30 93,035
10,000 3M Co 5 .700 03/15/37 10,364
10,000 3M Co 3 .625 10/15/47 7,312
20,000 3M Co 3 .250 08/26/49 13,414
20,000 ABB Finance USA Inc 3 .800 04/03/28 19,843

PRINCIPAL DESCRIPTION RATE
INDUSTRIAL (continued)
100,000 AbbVie Inc 4 .800% 03/15/27 $ 101,292
100,000 AbbVie Inc 4 .650 03/15/28 101,486
100,000 AbbVie Inc 4 .800 03/15/29 101,983
150,000 AbbVie Inc 4 .950 03/15/31 153,495
150,000 AbbVie Inc 5 .050 03/15/34 151,263
150,000 AbbVie Inc 5 .350 03/15/44 145,080
150,000 AbbVie Inc 5 .400 03/15/54 143,724
150,000 AbbVie Inc 5 .500 03/15/64 144,143
18,000 Adobe Inc 2 .150 02/01/27 17,455
70,000 Adobe Inc 4 .800 04/04/29 71,845
50,000 Adobe Inc 4 .950 01/17/30 51,575
80,000 Agilent Technologies Inc 2 .100 06/04/30 70,909
89,000 Air Products and Chemicals Inc 1 .850 05/15/27 85,292
10,000 Air Products and Chemicals Inc 2 .050 05/15/30 8,945
10,000 Air Products and Chemicals Inc 4 .800 03/03/33 10,023
10,000 Air Products and Chemicals Inc 2 .700 05/15/40 7,217
30,000 Albemarle Corp 4 .650 06/01/27 29,258
40,000 Allegion US Holding Co Inc 5 .411 07/01/32 40,659
70,000 Alphabet Inc 0 .800 08/15/27 65,565
50,000 Alphabet Inc 4 .000 05/15/30 49,967
20,000 Alphabet Inc 1 .100 08/15/30 17,250
50,000 Alphabet Inc 4 .500 05/15/35 49,338
60,000 Alphabet Inc 1 .900 08/15/40 40,158
10,000 Alphabet Inc 2 .050 08/15/50 5,596
90,000 Alphabet Inc 2 .250 08/15/60 49,046
10,000 Amcor Finance USA Inc 4 .500 05/15/28 9,972
60,000 Amcor Flexibles North America Inc 2 .630 06/19/30 53,912
150,000 America Movil SAB de CV 4 .700 07/21/32 147,258
10,000 America Movil SAB de CV 6 .125 11/15/37 10,522
12,000 American Airlines 2016-1 Class AA Pass Through Trust 2020 A 3 .575 01/15/28 11,476
61,000 American Airlines 2017-1 Class AA Pass Through Trust 2020 A 3 .650 02/15/29 58,609
12,000 American Airlines 2017-2 Class AA Pass Through Trust 3 .350 10/15/29 11,640
40,000 American Honda Finance Corp 2 .300 09/09/26 38,901
60,000 American Honda Finance Corp 4 .900 03/13/29 60,882
80,000 American Honda Finance Corp 5 .850 10/04/30 84,578
50,000 American Honda Finance Corp 5 .050 07/10/31 50,771
10,000 American Tower Corp 1 .450 09/15/26 9,590
10,000 American Tower Corp 3 .375 10/15/26 9,838
10,000 American Tower Corp 3 .600 01/15/28 9,780
40,000 American Tower Corp 1 .500 01/31/28 36,937
110,000 American Tower Corp 5 .250 07/15/28 112,432
50,000 American Tower Corp 5 .800 11/15/28 52,070
60,000 American Tower Corp 2 .900 01/15/30 55,570
20,000 American Tower Corp 1 .875 10/15/30 17,211
110,000 American Tower Corp 4 .050 03/15/32 104,314
20,000 American Tower Corp 3 .700 10/15/49 14,233
30,000 American Tower Corp 3 .100 06/15/50 19,224
60,000 Amgen Inc 5 .150 03/02/28 61,329
130,000 Amgen Inc 3 .000 02/22/29 123,708
10,000 Amgen Inc 5 .250 03/02/30 10,284
138,000 Amgen Inc 2 .300 02/25/31 121,412
110,000 Amgen Inc 2 .000 01/15/32 92,269
20,000 Amgen Inc 5 .750 03/15/40 20,147
10,000 Amgen Inc 4 .950 10/01/41 9,086
320,000 Amgen Inc 5 .600 03/02/43 311,337
160,000 Amgen Inc 4 .400 05/01/45 133,767
20,000 Amgen Inc 4 .563 06/15/48 16,596
70,000 Amgen Inc 4 .663 06/15/51 58,676
30,000 Amgen Inc 5 .650 03/02/53 28,794
60,000 Amphenol Corp 4 .350 06/01/29 60,206
50,000 Amphenol Corp 5 .375 11/15/54 48,564
10,000 Analog Devices Inc 3 .500 12/05/26 9,908

Portfolio of Investments April 30, 2025
(continued)
NUBD

PRINCIPAL DESCRIPTION RATE
INDUSTRIAL (continued)
50,000 Analog Devices Inc 1 .700% 10/01/28 $ 46,035
20,000 Analog Devices Inc 2 .100 10/01/31 17,290
10,000 Analog Devices Inc 5 .050 04/01/34 10,122
50,000 Analog Devices Inc 5 .300 04/01/54 46,964
32,000 Applied Materials Inc 5 .100 10/01/35 32,699
100,000 Applied Materials Inc 4 .350 04/01/47 84,303
40,000 Aptiv Swiss Holdings Ltd 4 .350 03/15/29 39,150
82,000 Aptiv Swiss Holdings Ltd 4 .150 05/01/52 55,882
20,000 Archer-Daniels-Midland Co 2 .500 08/11/26 19,546
10,000 Archer-Daniels-Midland Co 3 .250 03/27/30 9,484
120,000 Archer-Daniels-Midland Co 2 .700 09/15/51 72,352
50,000 Arrow Electronics Inc 5 .150 08/21/29 50,409
20,000 Astrazeneca Finance LLC 1 .200 05/28/26 19,383
50,000 Astrazeneca Finance LLC 4 .800 02/26/27 50,668
50,000 AstraZeneca PLC 0 .700 04/08/26 48,398
49,000 AstraZeneca PLC 1 .375 08/06/30 42,212
205,000 AstraZeneca PLC 6 .450 09/15/37 228,678
20,000 AstraZeneca PLC 4 .375 11/16/45 17,215
20,000 AstraZeneca PLC 2 .125 08/06/50 10,814
30,000 Atlassian Corp 5 .500 05/15/34 30,180
70,000 Autodesk Inc 2 .400 12/15/31 60,525
70,000 Automatic Data Processing Inc 1 .700 05/15/28 65,478
30,000 AutoNation Inc 1 .950 08/01/28 27,375
40,000 AutoNation Inc 4 .750 06/01/30 39,227
10,000 AutoNation Inc 3 .850 03/01/32 8,989
50,000 AutoZone Inc 4 .500 02/01/28 50,342
100,000 AutoZone Inc 5 .200 08/01/33 99,782
50,000 Avery Dennison Corp 2 .250 02/15/32 41,337
40,000 Avnet Inc 4 .625 04/15/26 39,922
10,000 (a) Baidu Inc 3 .425 04/07/30 9,524
80,000 Baidu Inc 2 .375 10/09/30 71,673
115,000 Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc 3 .138 11/07/29 108,721
30,000 Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc 4 .486 05/01/30 29,732
10,000 Baxter International Inc 2 .600 08/15/26 9,752
40,000 Baxter International Inc 1 .730 04/01/31 33,480
120,000 Baxter International Inc 2 .539 02/01/32 102,551
10,000 Bell Telephone Co of Canada or Bell Canada 5 .100 05/11/33 9,903
10,000 (a) Bell Telephone Co of Canada or Bell Canada 5 .200 02/15/34 10,081
50,000 Bell Telephone Co of Canada or Bell Canada 4 .464 04/01/48 39,959
80,000 Berry Global Inc 5 .500 04/15/28 81,802
20,000 Berry Global Inc 5 .650 01/15/34 20,151
20,000 Biogen Inc 2 .250 05/01/30 17,786
110,000 Biogen Inc 3 .150 05/01/50 67,002
10,000 Biogen Inc 3 .250 02/15/51 6,239
30,000 Block Financial LLC 2 .500 07/15/28 27,873
50,000 Booking Holdings Inc 3 .600 06/01/26 49,647
20,000 Booking Holdings Inc 4 .625 04/13/30 20,158
20,000 Booz Allen Hamilton Inc 5 .950 08/04/33 20,155
50,000 Booz Allen Hamilton Inc 5 .950 04/15/35 49,683
62,000 BorgWarner Inc 2 .650 07/01/27 59,590
30,000 Bristol-Myers Squibb Co 3 .200 06/15/26 29,728
10,000 Bristol-Myers Squibb Co 3 .250 02/27/27 9,872
20,000 Bristol-Myers Squibb Co 1 .125 11/13/27 18,661
60,000 Bristol-Myers Squibb Co 4 .900 02/22/29 61,475
90,000 Bristol-Myers Squibb Co 1 .450 11/13/30 77,357
40,000 Bristol-Myers Squibb Co 5 .900 11/15/33 42,685
560,000 Bristol-Myers Squibb Co 4 .125 06/15/39 491,284
50,000 Bristol-Myers Squibb Co 6 .250 11/15/53 52,539
10,000 British Telecommunications PLC 5 .125 12/04/28 10,240
60,000 British Telecommunications PLC 9 .625 12/15/30 73,430
20,000 Broadcom Inc 5 .050 04/15/30 20,362
50,000 Broadcom Inc 5 .150 11/15/31 50,969

PRINCIPAL DESCRIPTION RATE
INDUSTRIAL (continued)
50,000 Broadcom Inc 4 .550% 02/15/32 $ 49,004
292,000 (b) Broadcom Inc 4 .150 04/15/32 277,717
485,000 Broadcom Inc 4 .300 11/15/32 463,538
90,000 (b) Broadcom Inc 3 .187 11/15/36 73,445
50,000 Broadridge Financial Solutions Inc 2 .600 05/01/31 43,897
50,000 Brunswick Corp/DE 4 .400 09/15/32 44,875
40,000 Bunge Ltd Finance Corp 3 .250 08/15/26 39,314
10,000 Bunge Ltd Finance Corp 3 .750 09/25/27 9,871
50,000 Bunge Ltd Finance Corp 2 .750 05/14/31 44,758
20,000 Cabot Corp 5 .000 06/30/32 19,791
10,000 Canadian National Railway Co 3 .850 08/05/32 9,368
10,000 Canadian National Railway Co 6 .250 08/01/34 10,924
60,000 Canadian National Railway Co 6 .375 11/15/37 66,411
60,000 Canadian National Railway Co 3 .650 02/03/48 44,977
30,000 Canadian National Railway Co 4 .450 01/20/49 25,561
10,000 Canadian Pacific Railway Co 2 .875 11/15/29 9,360
10,000 Canadian Pacific Railway Co 2 .050 03/05/30 8,929
70,000 Canadian Pacific Railway Co 2 .450 12/02/31 60,929
10,000 Canadian Pacific Railway Co 4 .800 09/15/35 9,692
50,000 Canadian Pacific Railway Co 3 .000 12/02/41 35,872
70,000 Canadian Pacific Railway Co 4 .300 05/15/43 58,818
70,000 Canadian Pacific Railway Co 6 .125 09/15/15 69,064
120,000 Cardinal Health Inc 4 .500 11/15/44 98,659
10,000 Cardinal Health Inc 4 .900 09/15/45 8,636
50,000 Cardinal Health Inc 5 .750 11/15/54 47,884
10,000 Carlisle Cos Inc 2 .750 03/01/30 9,147
20,000 Carlisle Cos Inc 2 .200 03/01/32 16,565
10,000 Carrier Global Corp 2 .700 02/15/31 8,991
70,000 Carrier Global Corp 5 .900 03/15/34 73,690
112,000 Carrier Global Corp 3 .377 04/05/40 87,500
10,000 Caterpillar Financial Services Corp 4 .450 10/16/26 10,074
50,000 Caterpillar Financial Services Corp 5 .000 05/14/27 50,990
10,000 Caterpillar Financial Services Corp 4 .400 10/15/27 10,071
50,000 Caterpillar Financial Services Corp 4 .600 11/15/27 50,653
50,000 Caterpillar Financial Services Corp 4 .400 03/03/28 50,440
50,000 Caterpillar Inc 2 .600 09/19/29 47,009
180,000 Caterpillar Inc 3 .803 08/15/42 147,101
70,000 Caterpillar Inc 3 .250 09/19/49 48,554
30,000 CBRE Services Inc 5 .950 08/15/34 30,989
112,000 CDW LLC / CDW Finance Corp 2 .670 12/01/26 108,288
50,000 Cencora Inc 5 .125 02/15/34 50,104
50,000 Cencora Inc 5 .150 02/15/35 50,087
30,000 CF Industries Inc 5 .150 03/15/34 29,046
10,000 CF Industries Inc 4 .950 06/01/43 8,528
20,000 CGI Inc 1 .450 09/14/26 19,178
20,000 CH Robinson Worldwide Inc 4 .200 04/15/28 19,825
40,000 Charter Communications Operating LLC / Charter
Communications Operating Capital
2 .250 01/15/29 36,293
200,000 Charter Communications Operating LLC / Charter
Communications Operating Capital
4 .400 04/01/33 181,451
210,000 Charter Communications Operating LLC / Charter
Communications Operating Capital
6 .650 02/01/34 217,360
10,000 Charter Communications Operating LLC / Charter
Communications Operating Capital
4 .800 03/01/50 7,449
290,000 Charter Communications Operating LLC / Charter
Communications Operating Capital
5 .500 04/01/63 227,781
62,000 Cheniere Corpus Christi Holdings LLC 5 .125 06/30/27 62,689
50,000 Cheniere Energy Inc 5 .650 04/15/34 49,798
150,000 Cheniere Energy Partners LP 5 .950 06/30/33 153,118
30,000 Choice Hotels International Inc 5 .850 08/01/34 29,441
50,000 Church & Dwight Co Inc 3 .150 08/01/27 48,801
300,000 Cigna Group/The 3 .050 10/15/27 291,393

Portfolio of Investments April 30, 2025
(continued)
NUBD

PRINCIPAL DESCRIPTION RATE
INDUSTRIAL (continued)
90,000 Cigna Group/The 4 .800% 08/15/38 $ 83,593
10,000 Cigna Group/The 6 .125 11/15/41 10,307
50,000 Cigna Group/The 3 .875 10/15/47 36,814
20,000 Cigna Group/The 5 .600 02/15/54 18,844
100,000 Cintas Corp No 2 3 .700 04/01/27 99,047
50,000 Cintas Corp No 2 4 .200 05/01/28 50,156
308,000 Cisco Systems Inc 2 .500 09/20/26 302,326
20,000 Cisco Systems Inc 5 .500 01/15/40 20,435
110,000 Cisco Systems Inc 5 .300 02/26/54 104,974
50,000 Cisco Systems Inc 5 .500 02/24/55 49,247
40,000 Clorox Co/The 4 .400 05/01/29 40,081
20,000 Clorox Co/The 1 .800 05/15/30 17,512
20,000 CNH Industrial Capital LLC 1 .450 07/15/26 19,244
50,000 CNH Industrial Capital LLC 4 .500 10/08/27 49,939
20,000 CNH Industrial NV 3 .850 11/15/27 19,643
10,000 Coca-Cola Co/The 3 .375 03/25/27 9,910
5,000 Coca-Cola Co/The 1 .450 06/01/27 4,760
140,000 Coca-Cola Co/The 1 .000 03/15/28 129,599
170,000 Coca-Cola Co/The 1 .650 06/01/30 150,093
10,000 Coca-Cola Co/The 1 .375 03/15/31 8,517
20,000 Coca-Cola Co/The 2 .875 05/05/41 14,826
110,000 Coca-Cola Co/The 3 .000 03/05/51 72,628
50,000 Coca-Cola Co/The 5 .300 05/13/54 48,300
70,000 Coca-Cola Co/The 2 .750 06/01/60 40,883
70,000 Colgate-Palmolive Co 3 .250 08/15/32 64,889
40,000 Comcast Corp 3 .300 04/01/27 39,405
290,000 Comcast Corp 3 .400 04/01/30 276,574
250,000 Comcast Corp 1 .500 02/15/31 211,196
80,000 Comcast Corp 5 .500 11/15/32 83,187
50,000 Comcast Corp 4 .800 05/15/33 49,362
150,000 Comcast Corp 6 .450 03/15/37 163,620
370,000 Comcast Corp 3 .750 04/01/40 303,421
20,000 Comcast Corp 4 .049 11/01/52 14,918
60,000 (a) Comcast Corp 5 .650 06/01/54 57,930
280,000 Comcast Corp 2 .987 11/01/63 157,250
60,000 Conagra Brands Inc 8 .250 09/15/30 68,912
30,000 Conagra Brands Inc 5 .300 11/01/38 28,399
10,000 Conagra Brands Inc 5 .400 11/01/48 8,894
50,000 Concentrix Corp 6 .850 08/02/33 50,663
70,000 Corning Inc 5 .350 11/15/48 64,328
10,000 Corning Inc 3 .900 11/15/49 7,333
10,000 Corning Inc 4 .375 11/15/57 7,715
100,000 Costco Wholesale Corp 1 .375 06/20/27 95,110
20,000 Crown Castle Inc 3 .700 06/15/26 19,775
40,000 Crown Castle Inc 4 .300 02/15/29 39,318
114,000 Crown Castle Inc 3 .300 07/01/30 105,470
10,000 Crown Castle Inc 2 .100 04/01/31 8,499
150,000 Crown Castle Inc 2 .500 07/15/31 129,253
50,000 Crown Castle Inc 2 .900 04/01/41 35,115
20,000 Crown Castle Inc 3 .250 01/15/51 12,761
55,000 CSX Corp 4 .250 03/15/29 54,878
30,000 CSX Corp 6 .000 10/01/36 31,932
20,000 CSX Corp 6 .150 05/01/37 21,450
120,000 CSX Corp 4 .100 03/15/44 98,643
30,000 CSX Corp 3 .800 11/01/46 23,133
80,000 CSX Corp 4 .750 11/15/48 70,351
10,000 CSX Corp 3 .800 04/15/50 7,518
62,000 CSX Corp 4 .250 11/01/66 47,154
39,000 Cummins Inc 1 .500 09/01/30 33,723
112,000 Cummins Inc 2 .600 09/01/50 65,852
100,000 Danaher Corp 2 .800 12/10/51 61,335
70,000 DCP Midstream Operating LP 5 .125 05/15/29 70,565

PRINCIPAL DESCRIPTION RATE
INDUSTRIAL (continued)
50,000 Deere & Co 5 .450% 01/16/35 $ 51,702
130,000 Deere & Co 3 .900 06/09/42 109,757
10,000 Dell Inc 6 .500 04/15/38 10,379
10,000 Dell International LLC / EMC Corp 5 .250 02/01/28 10,211
50,000 Dell International LLC / EMC Corp 4 .750 04/01/28 50,404
20,000 Dell International LLC / EMC Corp 4 .350 02/01/30 19,646
10,000 Dell International LLC / EMC Corp 6 .200 07/15/30 10,593
112,000 Dell International LLC / EMC Corp 8 .100 07/15/36 131,923
20,000 Dell International LLC / EMC Corp 3 .375 12/15/41 14,347
110,000 Dell International LLC / EMC Corp 8 .350 07/15/46 133,536
15,000 Delta Air Lines 2020-1 Class AA Pass Through Trust 2020 A 2 .000 06/10/28 13,690
40,000 Delta Air Lines Inc 4 .375 04/19/28 39,221
20,000 DH Europe Finance II Sarl 3 .400 11/15/49 14,043
252,000 Discovery Communications LLC 3 .625 05/15/30 223,480
270,000 Discovery Communications LLC 5 .000 09/20/37 218,428
61,000 Discovery Communications LLC 6 .350 06/01/40 53,773
130,000 Dollar General Corp 3 .500 04/03/30 122,052
92,000 Dollar Tree Inc 3 .375 12/01/51 55,941
30,000 Dover Corp 5 .375 10/15/35 30,832
60,000 Dow Chemical Co/The 4 .800 11/30/28 60,649
10,000 Dow Chemical Co/The 2 .100 11/15/30 8,667
91,000 Dow Chemical Co/The 4 .250 10/01/34 81,293
10,000 Dow Chemical Co/The 9 .400 05/15/39 12,798
20,000 Dow Chemical Co/The 5 .600 02/15/54 17,635
50,000 Dow Chemical Co/The 5 .950 03/15/55 46,582
70,000 DR Horton Inc 1 .300 10/15/26 67,014
40,000 DuPont de Nemours Inc 5 .319 11/15/38 40,970
10,000 DuPont de Nemours Inc 5 .419 11/15/48 9,764
30,000 DXC Technology Co 1 .800 09/15/26 28,791
60,000 Eastman Chemical Co 5 .750 03/08/33 61,367
48,000 Eaton Corp 3 .103 09/15/27 46,966
62,000 Eaton Corp 4 .000 11/02/32 59,148
114,000 eBay Inc 2 .700 03/11/30 104,258
10,000 eBay Inc 3 .650 05/10/51 7,013
36,000 Ecolab Inc 3 .250 12/01/27 35,340
10,000 Ecolab Inc 4 .800 03/24/30 10,234
10,000 Ecolab Inc 1 .300 01/30/31 8,396
120,000 Ecolab Inc 2 .700 12/15/51 72,178
22,000 Electronic Arts Inc 1 .850 02/15/31 18,900
50,000 Eli Lilly & Co 4 .550 02/12/28 50,846
25,000 Eli Lilly & Co 3 .375 03/15/29 24,419
200,000 Eli Lilly & Co 4 .700 02/27/33 201,022
110,000 Eli Lilly & Co 3 .700 03/01/45 87,640
10,000 Eli Lilly & Co 4 .875 02/27/53 9,067
110,000 Eli Lilly & Co 5 .000 02/09/54 102,170
50,000 Emerson Electric Co 2 .000 12/21/28 46,365
22,000 Emerson Electric Co 1 .950 10/15/30 19,460
50,000 Emerson Electric Co 5 .000 03/15/35 50,732
30,000 Enbridge Inc 3 .700 07/15/27 29,561
180,000 Enbridge Inc 3 .125 11/15/29 168,414
140,000 Enbridge Inc 4 .500 06/10/44 112,411
50,000 Enbridge Inc 5 .950 04/05/54 48,024
20,000 Enterprise Products Operating LLC 2 .800 01/31/30 18,643
100,000 Enterprise Products Operating LLC 7 .550 04/15/38 118,656
210,000 Enterprise Products Operating LLC 6 .125 10/15/39 221,252
70,000 Enterprise Products Operating LLC 4 .850 03/15/44 61,884
20,000 Enterprise Products Operating LLC 5 .100 02/15/45 18,170
75,000 Enterprise Products Operating LLC 4 .900 05/15/46 66,146
50,000 Enterprise Products Operating LLC 3 .300 02/15/53 32,419
30,000 Equifax Inc 5 .100 12/15/27 30,376
50,000 Equifax Inc 5 .100 06/01/28 50,811
20,000 Equinix Inc 2 .900 11/18/26 19,528

Portfolio of Investments April 30, 2025
(continued)
NUBD

PRINCIPAL DESCRIPTION RATE
INDUSTRIAL (continued)
120,000 Equinix Inc 3 .900% 04/15/32 $ 112,318
90,000 Equinix Inc 3 .000 07/15/50 55,039
30,000 Estee Lauder Cos Inc/The 3 .150 03/15/27 29,345
120,000 Estee Lauder Cos Inc/The 2 .600 04/15/30 109,350
10,000 Estee Lauder Cos Inc/The 1 .950 03/15/31 8,548
20,000 FactSet Research Systems Inc 3 .450 03/01/32 17,869
330,000 (b) FedEx Corp 3 .900 02/01/35 289,619
10,000 (b) FedEx Corp 4 .750 11/15/45 8,128
10,000 (b) FedEx Corp 4 .400 01/15/47 7,630
30,000 (b) FedEx Corp 4 .050 02/15/48 21,637
10,000 (b) FedEx Corp 4 .950 10/17/48 8,285
92,000 Fidelity National Information Services Inc 1 .650 03/01/28 85,082
40,000 Fiserv Inc 2 .250 06/01/27 38,280
254,000 Fiserv Inc 3 .500 07/01/29 242,083
40,000 Fiserv Inc 2 .650 06/01/30 36,131
30,000 Fiserv Inc 5 .450 03/15/34 30,109
30,000 Fiserv Inc 4 .400 07/01/49 23,559
60,000 Flex Ltd 4 .875 06/15/29 59,573
60,000 Flowserve Corp 2 .800 01/15/32 51,145
10,000 FMC Corp 5 .150 05/18/26 10,012
40,000 FMC Corp 3 .450 10/01/29 36,791
30,000 FMC Corp 4 .500 10/01/49 21,527
10,000 Fomento Economico Mexicano SAB de CV 4 .375 05/10/43 8,536
59,000 Fomento Economico Mexicano SAB de CV 3 .500 01/16/50 42,362
30,000 Fortinet Inc 2 .200 03/15/31 26,171
40,000 Fortive Corp 3 .150 06/15/26 39,313
40,000 Fortune Brands Innovations Inc 5 .875 06/01/33 41,131
140,000 GE HealthCare Technologies Inc 5 .857 03/15/30 146,764
184,000 General Mills Inc 2 .875 04/15/30 169,921
20,000 General Mills Inc 4 .950 03/29/33 19,881
20,000 Genuine Parts Co 6 .500 11/01/28 21,171
40,000 Genuine Parts Co 2 .750 02/01/32 34,305
50,000 Gilead Sciences Inc 5 .100 06/15/35 50,180
90,000 Gilead Sciences Inc 4 .600 09/01/35 86,612
176,000 Gilead Sciences Inc 4 .000 09/01/36 158,997
70,000 Gilead Sciences Inc 5 .650 12/01/41 69,957
20,000 Gilead Sciences Inc 4 .800 04/01/44 17,913
30,000 Gilead Sciences Inc 4 .150 03/01/47 24,356
60,000 GlaxoSmithKline Capital Inc 5 .375 04/15/34 62,273
40,000 GlaxoSmithKline Capital Inc 6 .375 05/15/38 44,033
70,000 GlaxoSmithKline Capital PLC 3 .375 06/01/29 67,722
170,000 Global Payments Inc 3 .200 08/15/29 158,280
20,000 Grupo Televisa SAB 6 .625 01/15/40 17,592
60,000 Grupo Televisa SAB 5 .000 05/13/45 39,986
50,000 GXO Logistics Inc 1 .650 07/15/26 48,120
120,000 Haleon US Capital LLC 3 .375 03/24/29 115,437
20,000 Haleon US Capital LLC 4 .000 03/24/52 15,252
152,000 Halliburton Co 4 .850 11/15/35 143,058
30,000 Harley-Davidson Inc 4 .625 07/28/45 23,398
10,000 Hasbro Inc 3 .550 11/19/26 9,825
10,000 Hasbro Inc 3 .500 09/15/27 9,739
60,000 Hasbro Inc 3 .900 11/19/29 57,055
30,000 HCA Inc 5 .250 06/15/26 30,083
40,000 HCA Inc 4 .500 02/15/27 39,910
80,000 HCA Inc 3 .125 03/15/27 77,966
100,000 HCA Inc 5 .200 06/01/28 101,608
206,000 HCA Inc 4 .125 06/15/29 200,394
70,000 HCA Inc 5 .450 04/01/31 71,340
110,000 HCA Inc 5 .125 06/15/39 101,444
150,000 HCA Inc 3 .500 07/15/51 96,947
50,000 HCA Inc 6 .200 03/01/55 48,989
70,000 Hershey Co/The 4 .250 05/04/28 70,729

PRINCIPAL DESCRIPTION RATE
INDUSTRIAL (continued)
250,000 Hewlett Packard Enterprise Co 6 .200% 10/15/35 $ 259,909
60,000 HF Sinclair Corp 5 .000 02/01/28 59,380
120,000 Home Depot Inc/The 4 .875 06/25/27 122,223
30,000 Home Depot Inc/The 2 .950 06/15/29 28,569
299,000 Home Depot Inc/The 5 .400 09/15/40 299,658
130,000 Home Depot Inc/The 5 .950 04/01/41 136,063
30,000 Home Depot Inc/The 4 .875 02/15/44 27,428
42,000 Home Depot Inc/The 4 .400 03/15/45 35,759
220,000 Home Depot Inc/The 4 .500 12/06/48 186,433
60,000 Home Depot Inc/The 3 .125 12/15/49 39,899
120,000 Honda Motor Co Ltd 2 .534 03/10/27 116,298
20,000 Honda Motor Co Ltd 2 .967 03/10/32 17,800
50,000 Hormel Foods Corp 1 .700 06/03/28 46,547
50,000 Howmet Aerospace Inc 4 .850 10/15/31 50,212
10,000 HP Inc 4 .000 04/15/29 9,698
52,000 HP Inc 3 .400 06/17/30 48,081
110,000 HP Inc 4 .200 04/15/32 102,865
10,000 HP Inc 5 .500 01/15/33 9,953
30,000 Huntsman International LLC 4 .500 05/01/29 28,278
10,000 Huntsman International LLC 5 .700 10/15/34 9,020
20,000 IBM International Capital Pte Ltd 4 .600 02/05/27 20,101
120,000 IBM International Capital Pte Ltd 5 .300 02/05/54 110,336
30,000 IDEX Corp 2 .625 06/15/31 26,107
90,000 Illinois Tool Works Inc 4 .875 09/15/41 84,401
50,000 Ingersoll Rand Inc 5 .197 06/15/27 50,740
10,000 Intel Corp 3 .750 03/25/27 9,851
292,000 Intel Corp 2 .450 11/15/29 262,971
110,000 Intel Corp 5 .125 02/10/30 111,046
10,000 Intel Corp 4 .000 12/15/32 9,101
110,000 Intel Corp 4 .600 03/25/40 93,439
20,000 Intel Corp 2 .800 08/12/41 12,942
20,000 Intel Corp 4 .250 12/15/42 15,366
10,000 Intel Corp 4 .100 05/19/46 7,248
90,000 Intel Corp 4 .100 05/11/47 64,755
100,000 Intel Corp 3 .734 12/08/47 68,194
10,000 Intel Corp 3 .250 11/15/49 6,108
10,000 Intel Corp 4 .750 03/25/50 7,845
20,000 Intel Corp 5 .700 02/10/53 17,814
50,000 Intel Corp 5 .600 02/21/54 44,122
210,000 International Business Machines Corp 3 .300 05/15/26 207,656
10,000 International Business Machines Corp 3 .300 01/27/27 9,843
100,000 International Business Machines Corp 4 .650 02/10/28 101,166
100,000 International Business Machines Corp 2 .720 02/09/32 87,909
72,000 International Business Machines Corp 5 .600 11/30/39 72,921
10,000 International Business Machines Corp 2 .850 05/15/40 7,190
80,000 International Business Machines Corp 4 .000 06/20/42 65,200
10,000 International Business Machines Corp 4 .700 02/19/46 8,662
40,000 International Flavors & Fragrances Inc 4 .375 06/01/47 30,146
10,000 International Flavors & Fragrances Inc 5 .000 09/26/48 8,320
45,000 International Paper Co 4 .800 06/15/44 38,104
52,000 International Paper Co 4 .350 08/15/48 40,682
60,000 Interpublic Group of Cos Inc/The 2 .400 03/01/31 52,548
10,000 Interpublic Group of Cos Inc/The 5 .375 06/15/33 9,968
80,000 Intuit Inc 5 .250 09/15/26 81,148
18,000 Intuit Inc 1 .350 07/15/27 17,016
20,000 Intuit Inc 1 .650 07/15/30 17,455
10,000 Intuit Inc 5 .500 09/15/53 9,775
50,000 IQVIA Inc 6 .250 02/01/29 51,954
80,000 J M Smucker Co/The 4 .250 03/15/35 73,681
40,000 Jabil Inc 4 .250 05/15/27 39,834
40,000 Jacobs Engineering Group Inc 6 .350 08/18/28 41,785
40,000 JD.com Inc 3 .875 04/29/26 39,753

Portfolio of Investments April 30, 2025
(continued)
NUBD

PRINCIPAL DESCRIPTION RATE
INDUSTRIAL (continued)
8,000 JetBlue 2019-1 Class AA Pass Through Trust 2020 A 2 .750% 05/15/32 $ 6,640
22,000 JetBlue 2020-1 Class A Pass Through Trust 4 .000 11/15/32 20,650
280,000 John Deere Capital Corp 1 .300 10/13/26 269,114
110,000 John Deere Capital Corp 4 .900 06/11/27 112,001
40,000 John Deere Capital Corp 3 .350 04/18/29 38,823
110,000 John Deere Capital Corp 4 .700 06/10/30 111,946
70,000 Johnson & Johnson 2 .950 03/03/27 68,983
60,000 Johnson & Johnson 4 .800 06/01/29 61,836
50,000 Johnson & Johnson 5 .000 03/01/35 51,009
350,000 Johnson & Johnson 3 .550 03/01/36 313,955
10,000 Johnson & Johnson 4 .500 09/01/40 9,439
50,000 Johnson & Johnson 5 .250 06/01/54 49,413
10,000 Johnson Controls International plc 4 .625 07/02/44 8,453
20,000 Johnson Controls International plc / Tyco Fire & Security Finance
SCA
1 .750 09/15/30 17,282
30,000 Johnson Controls International plc / Tyco Fire & Security Finance
SCA
2 .000 09/16/31 25,390
50,000 Johnson Controls International plc / Tyco Fire & Security Finance
SCA
4 .900 12/01/32 49,330
70,000 Kellanova 3 .400 11/15/27 68,551
30,000 Kellanova 2 .100 06/01/30 26,733
30,000 Kellanova 4 .500 04/01/46 25,612
120,000 Kenvue Inc 4 .900 03/22/33 121,455
10,000 Kenvue Inc 5 .100 03/22/43 9,549
50,000 Keurig Dr Pepper Inc 5 .100 03/15/27 50,617
50,000 Keurig Dr Pepper Inc 4 .350 05/15/28 50,093
30,000 Keurig Dr Pepper Inc 3 .200 05/01/30 28,102
10,000 Keurig Dr Pepper Inc 3 .800 05/01/50 7,273
180,000 Keurig Dr Pepper Inc 4 .500 04/15/52 147,033
50,000 Keysight Technologies Inc 3 .000 10/30/29 46,371
20,000 Kimberly-Clark Corp 3 .950 11/01/28 19,929
98,000 Kimberly-Clark Corp 6 .625 08/01/37 112,359
20,000 Kinder Morgan Energy Partners LP 6 .950 01/15/38 21,615
10,000 Kinder Morgan Inc 1 .750 11/15/26 9,613
50,000 Kinder Morgan Inc 5 .150 06/01/30 50,478
372,000 Kinder Morgan Inc 5 .300 12/01/34 362,418
50,000 Kinder Morgan Inc 5 .050 02/15/46 42,649
60,000 Kinder Morgan Inc 3 .250 08/01/50 37,200
50,000 Kinder Morgan Inc 5 .950 08/01/54 47,265
10,000 KLA Corp 4 .650 07/15/32 9,928
110,000 KLA Corp 4 .950 07/15/52 98,694
20,000 Koninklijke KPN NV 8 .375 10/01/30 23,357
40,000 Kraft Heinz Foods Co 3 .000 06/01/26 39,381
30,000 Kraft Heinz Foods Co 3 .875 05/15/27 29,714
60,000 Kraft Heinz Foods Co 4 .250 03/01/31 58,512
50,000 Kraft Heinz Foods Co 5 .200 03/15/32 50,737
10,000 Kraft Heinz Foods Co 6 .500 02/09/40 10,724
10,000 Kraft Heinz Foods Co 5 .000 06/04/42 9,052
130,000 Kraft Heinz Foods Co 5 .500 06/01/50 121,812
30,000 Kroger Co/The 2 .200 05/01/30 26,835
10,000 Kroger Co/The 1 .700 01/15/31 8,495
50,000 Kroger Co/The 5 .000 09/15/34 49,006
110,000 Kroger Co/The 6 .900 04/15/38 121,946
9,000 Kroger Co/The 5 .400 07/15/40 8,755
80,000 Kroger Co/The 4 .450 02/01/47 65,155
60,000 Kyndryl Holdings Inc 6 .350 02/20/34 61,908
10,000 Laboratory Corp of America Holdings 3 .600 09/01/27 9,839
10,000 Laboratory Corp of America Holdings 2 .950 12/01/29 9,315
90,000 Laboratory Corp of America Holdings 2 .700 06/01/31 80,055
30,000 Lam Research Corp 1 .900 06/15/30 26,634
80,000 Lam Research Corp 3 .125 06/15/60 49,001
60,000 Lear Corp 2 .600 01/15/32 50,709

PRINCIPAL DESCRIPTION RATE
INDUSTRIAL (continued)
40,000 Leggett & Platt Inc 4 .400% 03/15/29 $ 38,252
30,000 Leggett & Platt Inc 3 .500 11/15/51 17,667
10,000 Lennox International Inc 1 .700 08/01/27 9,388
30,000 Linde Inc/CT 1 .100 08/10/30 25,716
30,000 LKQ Corp 5 .750 06/15/28 30,633
40,000 Lowe's Cos Inc 3 .350 04/01/27 39,293
201,000 Lowe's Cos Inc 4 .500 04/15/30 200,270
300,000 Lowe's Cos Inc 5 .000 04/15/40 279,769
20,000 Lowe's Cos Inc 4 .050 05/03/47 15,214
20,000 Lowe's Cos Inc 5 .750 07/01/53 19,141
10,000 Lowe's Cos Inc 5 .850 04/01/63 9,486
150,000 LYB International Finance III LLC 3 .375 10/01/40 107,502
21,000 LYB International Finance III LLC 4 .200 05/01/50 15,009
60,000 LYB International Finance III LLC 3 .625 04/01/51 38,774
70,000 Magna International Inc 2 .450 06/15/30 62,367
142,000 Martin Marietta Materials Inc 3 .200 07/15/51 90,740
60,000 Marvell Technology Inc 2 .450 04/15/28 56,520
20,000 Marvell Technology Inc 5 .950 09/15/33 20,697
10,000 Masco Corp 2 .000 10/01/30 8,592
70,000 Masco Corp 2 .000 02/15/31 59,319
30,000 Masco Corp 4 .500 05/15/47 23,783
10,000 Mastercard Inc 2 .950 11/21/26 9,850
50,000 Mastercard Inc 4 .550 03/15/28 50,741
32,000 Mastercard Inc 2 .950 06/01/29 30,623
44,000 Mastercard Inc 3 .350 03/26/30 42,309
120,000 Mastercard Inc 2 .000 11/18/31 103,714
20,000 Mastercard Inc 4 .875 05/09/34 20,112
40,000 Mastercard Inc 3 .800 11/21/46 31,694
20,000 Mastercard Inc 3 .850 03/26/50 15,615
20,000 Mastercard Inc 2 .950 03/15/51 13,072
80,000 McCormick & Co Inc/MD 1 .850 02/15/31 68,124
200,000 McDonald's Corp 4 .600 09/09/32 199,377
20,000 McDonald's Corp 6 .300 10/15/37 21,758
30,000 McDonald's Corp 4 .450 09/01/48 24,914
220,000 McDonald's Corp 5 .150 09/09/52 200,406
50,000 McKesson Corp 4 .900 07/15/28 51,087
10,000 McKesson Corp 5 .100 07/15/33 10,204
50,000 (a) MDC Holdings Inc 3 .966 08/06/61 37,579
40,000 Mercedes-Benz Finance North America LLC 8 .500 01/18/31 47,275
100,000 Merck & Co Inc 1 .900 12/10/28 92,983
150,000 Merck & Co Inc 1 .450 06/24/30 130,355
60,000 Merck & Co Inc 6 .500 12/01/33 67,605
10,000 Merck & Co Inc 4 .150 05/18/43 8,439
20,000 Merck & Co Inc 4 .900 05/17/44 18,557
230,000 Merck & Co Inc 2 .750 12/10/51 139,938
50,000 Microchip Technology Inc 5 .050 02/15/30 49,772
50,000 Micron Technology Inc 4 .185 02/15/27 50,010
110,000 Micron Technology Inc 5 .300 01/15/31 110,481
50,000 Micron Technology Inc 5 .650 11/01/32 50,646
50,000 Micron Technology Inc 5 .800 01/15/35 49,694
10,000 Microsoft Corp 3 .400 09/15/26 9,947
40,000 Microsoft Corp 3 .300 02/06/27 39,665
10,000 Microsoft Corp 3 .500 02/12/35 9,304
211,000 Microsoft Corp 3 .450 08/08/36 188,327
60,000 Microsoft Corp 3 .750 02/12/45 50,235
50,000 Microsoft Corp 3 .700 08/08/46 40,361
556,000 Microsoft Corp 2 .921 03/17/52 369,001
70,000 Mohawk Industries Inc 5 .850 09/18/28 72,522
50,000 Mondelez International Inc 4 .750 02/20/29 50,767
50,000 (a) Mondelez International Inc 4 .750 08/28/34 49,239
10,000 Mondelez International Inc 2 .625 09/04/50 5,892
20,000 Moody's Corp 2 .000 08/19/31 17,145

Portfolio of Investments April 30, 2025
(continued)
NUBD

PRINCIPAL DESCRIPTION RATE
INDUSTRIAL (continued)
20,000 Moody's Corp 5 .250% 07/15/44 $ 18,699
110,000 Moody's Corp 3 .750 02/25/52 80,834
10,000 Mosaic Co/The 4 .050 11/15/27 9,882
40,000 Mosaic Co/The 5 .375 11/15/28 40,917
120,000 Motorola Solutions Inc 2 .750 05/24/31 106,584
240,000 MPLX LP 2 .650 08/15/30 214,587
180,000 MPLX LP 4 .950 03/14/52 144,582
20,000 National Fuel Gas Co 5 .500 10/01/26 20,226
50,000 National Fuel Gas Co 5 .500 03/15/30 51,204
30,000 NetApp Inc 2 .375 06/22/27 28,646
50,000 Nordson Corp 4 .500 12/15/29 49,589
50,000 NOV Inc 3 .950 12/01/42 35,012
120,000 Novartis Capital Corp 2 .200 08/14/30 108,600
120,000 Novartis Capital Corp 4 .400 05/06/44 105,580
20,000 Novartis Capital Corp 2 .750 08/14/50 12,659
100,000 Nutrien Ltd 4 .200 04/01/29 98,679
50,000 Nutrien Ltd 5 .250 03/12/32 50,435
10,000 NVIDIA Corp 3 .200 09/16/26 9,910
70,000 NVIDIA Corp 2 .000 06/15/31 61,755
122,000 NVIDIA Corp 3 .500 04/01/40 101,190
30,000 NVR Inc 3 .000 05/15/30 27,616
10,000 NXP BV / NXP Funding LLC / NXP USA Inc 3 .150 05/01/27 9,734
92,000 NXP BV / NXP Funding LLC / NXP USA Inc 2 .500 05/11/31 79,251
110,000 NXP BV / NXP Funding LLC / NXP USA Inc 2 .650 02/15/32 92,750
10,000 Omnicom Group Inc 2 .450 04/30/30 8,971
20,000 Omnicom Group Inc 5 .300 11/01/34 19,934
50,000 Omnicom Group Inc / Omnicom Capital Inc 3 .600 04/15/26 49,502
223,000 ONEOK Inc 4 .550 07/15/28 222,932
39,000 ONEOK Inc 4 .350 03/15/29 38,370
70,000 ONEOK Inc 5 .650 09/01/34 69,298
10,000 ONEOK Inc 4 .500 03/15/50 7,459
170,000 ONEOK Inc 7 .150 01/15/51 178,284
30,000 ONEOK Inc 5 .700 11/01/54 26,620
70,000 Oracle Corp 2 .800 04/01/27 68,107
20,000 Oracle Corp 4 .650 05/06/30 20,047
120,000 Oracle Corp 4 .900 02/06/33 117,967
690,000 Oracle Corp 4 .300 07/08/34 640,245
50,000 Oracle Corp 4 .700 09/27/34 47,583
40,000 Oracle Corp 6 .500 04/15/38 42,754
30,000 Oracle Corp 6 .125 07/08/39 30,933
70,000 Oracle Corp 4 .000 11/15/47 51,911
280,000 Oracle Corp 6 .900 11/09/52 301,217
10,000 Oracle Corp 5 .550 02/06/53 9,159
50,000 Oracle Corp 5 .375 09/27/54 44,316
50,000 Oracle Corp 6 .000 08/03/55 48,635
100,000 Orange SA 5 .375 01/13/42 96,017
100,000 O'Reilly Automotive Inc 3 .900 06/01/29 97,568
20,000 O'Reilly Automotive Inc 4 .200 04/01/30 19,624
120,000 Otis Worldwide Corp 3 .112 02/15/40 90,157
2,000 Owens Corning 3 .400 08/15/26 1,971
70,000 Owens Corning 3 .875 06/01/30 66,896
30,000 PACCAR Financial Corp 5 .200 11/09/26 30,526
50,000 PACCAR Financial Corp 5 .000 05/13/27 50,977
50,000 PACCAR Financial Corp 4 .450 08/06/27 50,552
50,000 PACCAR Financial Corp 4 .550 03/03/28 50,684
20,000 Paramount Global 4 .200 06/01/29 19,306
140,000 Paramount Global 4 .200 05/19/32 125,262
50,000 Paramount Global 5 .900 10/15/40 43,426
10,000 Paramount Global 5 .850 09/01/43 8,477
40,000 Paramount Global 4 .600 01/15/45 29,021
10,000 Parker-Hannifin Corp 3 .250 03/01/27 9,846
30,000 Parker-Hannifin Corp 3 .250 06/14/29 28,742

PRINCIPAL DESCRIPTION RATE
INDUSTRIAL (continued)
64,000 Parker-Hannifin Corp 4 .200% 11/21/34 $ 60,496
20,000 Parker-Hannifin Corp 4 .450 11/21/44 17,217
30,000 Parker-Hannifin Corp 4 .000 06/14/49 23,237
10,000 PayPal Holdings Inc 3 .900 06/01/27 9,956
170,000 PayPal Holdings Inc 2 .850 10/01/29 159,855
20,000 PayPal Holdings Inc 5 .100 04/01/35 19,907
40,000 PepsiCo Inc 2 .375 10/06/26 39,151
50,000 PepsiCo Inc 5 .125 11/10/26 50,785
50,000 PepsiCo Inc 4 .400 02/07/27 50,444
50,000 PepsiCo Inc 4 .500 07/17/29 50,831
100,000 PepsiCo Inc 1 .625 05/01/30 88,161
10,000 PepsiCo Inc 5 .500 01/15/40 10,335
20,000 PepsiCo Inc 4 .450 04/14/46 17,397
364,000 PepsiCo Inc 2 .875 10/15/49 236,658
50,000 Pepsico Singapore Financing I Pte Ltd 4 .650 02/16/27 50,553
100,000 Pfizer Inc 3 .600 09/15/28 98,887
10,000 Pfizer Inc 4 .400 05/15/44 8,593
350,000 Pfizer Inc 4 .200 09/15/48 282,889
110,000 Pfizer Investment Enterprises Pte Ltd 4 .450 05/19/26 110,148
100,000 Pfizer Investment Enterprises Pte Ltd 4 .450 05/19/28 100,778
150,000 Pfizer Investment Enterprises Pte Ltd 4 .650 05/19/30 151,890
190,000 Pfizer Investment Enterprises Pte Ltd 4 .750 05/19/33 187,625
100,000 (a) Pfizer Investment Enterprises Pte Ltd 5 .110 05/19/43 93,936
40,000 Phillips 66 Co 3 .550 10/01/26 39,570
223,000 Phillips 66 Co 4 .680 02/15/45 180,358
150,000 Plains All American Pipeline LP / PAA Finance Corp 5 .700 09/15/34 148,353
20,000 PPG Industries Inc 3 .750 03/15/28 19,696
50,000 Procter & Gamble Co/The 1 .000 04/23/26 48,556
200,000 Procter & Gamble Co/The 3 .000 03/25/30 190,957
70,000 Procter & Gamble Co/The 1 .200 10/29/30 60,065
10,000 Procter & Gamble Co/The 4 .050 01/26/33 9,807
50,000 Procter & Gamble Co/The 4 .600 05/01/35 49,906
11,000 PulteGroup Inc 5 .000 01/15/27 11,074
20,000 Qorvo Inc 4 .375 10/15/29 19,116
220,000 QUALCOMM Inc 1 .650 05/20/32 180,478
40,000 QUALCOMM Inc 4 .250 05/20/32 39,118
30,000 QUALCOMM Inc 4 .650 05/20/35 29,503
20,000 QUALCOMM Inc 4 .800 05/20/45 17,929
20,000 Quanta Services Inc 2 .900 10/01/30 18,104
80,000 Quanta Services Inc 2 .350 01/15/32 67,316
50,000 Quanta Services Inc 5 .250 08/09/34 49,327
50,000 Quest Diagnostics Inc 3 .450 06/01/26 49,559
10,000 Quest Diagnostics Inc 2 .950 06/30/30 9,256
50,000 Quest Diagnostics Inc 5 .000 12/15/34 49,413
70,000 Regal Rexnord Corp 6 .300 02/15/30 72,298
30,000 Regeneron Pharmaceuticals Inc 1 .750 09/15/30 25,648
30,000 Regeneron Pharmaceuticals Inc 2 .800 09/15/50 17,183
50,000 RELX Capital Inc 4 .750 05/20/32 49,676
10,000 Republic Services Inc 3 .375 11/15/27 9,824
70,000 Republic Services Inc 3 .950 05/15/28 69,586
68,000 Republic Services Inc 2 .300 03/01/30 61,872
80,000 Republic Services Inc 1 .450 02/15/31 67,313
20,000 Republic Services Inc 5 .700 05/15/41 20,148
10,000 Revvity Inc 3 .300 09/15/29 9,426
60,000 Revvity Inc 2 .250 09/15/31 50,492
70,000 Rockwell Automation Inc 4 .200 03/01/49 56,947
10,000 Rogers Communications Inc 2 .900 11/15/26 9,749
50,000 Rogers Communications Inc 3 .200 03/15/27 48,893
40,000 Rogers Communications Inc 5 .000 02/15/29 40,343
10,000 Rogers Communications Inc 3 .800 03/15/32 9,139
150,000 Rogers Communications Inc 5 .450 10/01/43 138,571
20,000 Rogers Communications Inc 3 .700 11/15/49 14,053

Portfolio of Investments April 30, 2025
(continued)
NUBD

PRINCIPAL DESCRIPTION RATE
INDUSTRIAL (continued)
130,000 Roper Technologies Inc 3 .800% 12/15/26 $ 128,802
20,000 Ross Stores Inc 1 .875 04/15/31 16,964
70,000 Royalty Pharma PLC 5 .900 09/02/54 65,891
40,000 RPM International Inc 2 .950 01/15/32 34,673
10,000 Ryder System Inc 2 .850 03/01/27 9,702
50,000 Ryder System Inc 6 .300 12/01/28 52,710
50,000 Ryder System Inc 5 .375 03/15/29 51,305
50,000 Ryder System Inc 4 .950 09/01/29 50,396
50,000 Ryder System Inc 4 .900 12/01/29 50,138
50,000 Ryder System Inc 4 .850 06/15/30 50,117
20,000 (a) S&P Global Inc 1 .250 08/15/30 17,073
130,000 S&P Global Inc 2 .900 03/01/32 116,450
20,000 S&P Global Inc 5 .250 09/15/33 20,485
20,000 S&P Global Inc 3 .700 03/01/52 14,931
23,000 S&P Global Inc 2 .300 08/15/60 11,674
20,000 Sabine Pass Liquefaction LLC 5 .875 06/30/26 20,174
120,000 Sabine Pass Liquefaction LLC 4 .500 05/15/30 118,350
60,000 Salesforce Inc 2 .700 07/15/41 42,296
152,000 Salesforce Inc 2 .900 07/15/51 96,462
32,000 (b) Schlumberger Holdings Corp 2 .650 06/26/30 29,039
101,000 Sherwin-Williams Co/The 2 .950 08/15/29 94,509
42,000 Sherwin-Williams Co/The 4 .500 06/01/47 34,801
20,000 Skyworks Solutions Inc 1 .800 06/01/26 19,270
50,000 Smith & Nephew PLC 2 .032 10/14/30 43,364
10,000 Smith & Nephew PLC 5 .400 03/20/34 9,980
60,000 (b) Smurfit Kappa Treasury ULC 5 .438 04/03/34 59,980
60,000 Snap-on Inc 3 .100 05/01/50 39,127
30,000 Solventum Corp 5 .450 03/13/31 30,632
110,000 Solventum Corp 5 .600 03/23/34 111,217
70,000 Sonoco Products Co 2 .850 02/01/32 60,730
110,000 Stanley Black & Decker Inc 3 .000 05/15/32 93,601
10,000 Starbucks Corp 2 .250 03/12/30 8,975
20,000 Starbucks Corp 2 .550 11/15/30 17,934
110,000 Starbucks Corp 3 .000 02/14/32 98,002
100,000 Starbucks Corp 4 .800 02/15/33 98,630
20,000 Starbucks Corp 4 .450 08/15/49 15,928
30,000 Starbucks Corp 3 .500 11/15/50 20,128
90,000 Stryker Corp 1 .950 06/15/30 79,576
50,000 Stryker Corp 4 .625 09/11/34 48,675
50,000 Stryker Corp 5 .200 02/10/35 50,391
10,000 Stryker Corp 4 .100 04/01/43 8,180
10,000 Sysco Corp 3 .300 07/15/26 9,862
70,000 Sysco Corp 3 .250 07/15/27 68,422
70,000 Sysco Corp 2 .400 02/15/30 63,416
50,000 Sysco Corp 6 .000 01/17/34 53,068
20,000 Sysco Corp 6 .600 04/01/50 21,202
10,000 Takeda Pharmaceutical Co Ltd 2 .050 03/31/30 8,895
150,000 Takeda Pharmaceutical Co Ltd 5 .300 07/05/34 151,214
40,000 Takeda Pharmaceutical Co Ltd 3 .025 07/09/40 29,420
10,000 Takeda Pharmaceutical Co Ltd 5 .650 07/05/44 9,776
60,000 Takeda Pharmaceutical Co Ltd 3 .375 07/09/60 37,824
20,000 Take-Two Interactive Software Inc 3 .700 04/14/27 19,748
30,000 Take-Two Interactive Software Inc 5 .400 06/12/29 30,865
30,000 Tapestry Inc 4 .125 07/15/27 29,773
40,000 Tapestry Inc 3 .050 03/15/32 34,607
75,000 Targa Resources Corp 6 .150 03/01/29 78,186
100,000 Targa Resources Corp 6 .500 03/30/34 105,065
50,000 Targa Resources Corp 6 .125 05/15/55 47,393
80,000 Targa Resources Partners LP / Targa Resources Partners Finance
Corp
5 .000 01/15/28 79,963
1,000 Target Corp 3 .375 04/15/29 971
130,000 Target Corp 2 .350 02/15/30 119,004

PRINCIPAL DESCRIPTION RATE
INDUSTRIAL (continued)
50,000 Target Corp 4 .500% 09/15/34 $ 48,040
72,000 Target Corp 6 .500 10/15/37 79,827
19,000 Target Corp 3 .900 11/15/47 14,638
10,000 TC PipeLines LP 3 .900 05/25/27 9,867
50,000 TD SYNNEX Corp 6 .100 04/12/34 50,285
40,000 Teledyne Technologies Inc 2 .250 04/01/28 37,754
50,000 TELUS Corp 3 .700 09/15/27 49,337
10,000 TELUS Corp 4 .600 11/16/48 8,001
10,000 Texas Eastern Transmission LP 7 .000 07/15/32 10,832
70,000 Texas Instruments Inc 1 .750 05/04/30 61,932
100,000 Texas Instruments Inc 1 .900 09/15/31 86,593
50,000 Texas Instruments Inc 3 .875 03/15/39 43,818
40,000 Texas Instruments Inc 4 .150 05/15/48 32,543
120,000 The Campbell's Company 2 .375 04/24/30 107,849
10,000 Time Warner Cable LLC 6 .550 05/01/37 9,840
30,000 Time Warner Cable LLC 7 .300 07/01/38 31,312
170,000 Time Warner Cable LLC 6 .750 06/15/39 169,721
10,000 Time Warner Cable LLC 5 .500 09/01/41 8,566
20,000 Time Warner Cable LLC 4 .500 09/15/42 14,978
30,000 Timken Co/The 4 .125 04/01/32 27,304
60,000 TJX Cos Inc/The 3 .875 04/15/30 58,820
50,000 TR Finance LLC 3 .350 05/15/26 49,277
10,000 Trane Technologies Financing Ltd 3 .800 03/21/29 9,796
70,000 Trane Technologies Financing Ltd 5 .250 03/03/33 71,474
50,000 Trane Technologies Financing Ltd 5 .100 06/13/34 50,151
50,000 TransCanada PipeLines Ltd 4 .100 04/15/30 48,263
100,000 TransCanada PipeLines Ltd 4 .625 03/01/34 93,885
80,000 Transcontinental Gas Pipe Line Co LLC 3 .250 05/15/30 74,787
80,000 Transcontinental Gas Pipe Line Co LLC 3 .950 05/15/50 58,798
30,000 Trimble Inc 6 .100 03/15/33 31,163
30,000 Triton Container International Ltd / TAL International Container
Corp
3 .250 03/15/32 25,024
160,000 TSMC Arizona Corp 4 .250 04/22/32 156,609
60,000 TWDC Enterprises 18 Corp 2 .950 06/15/27 58,762
20,000 (a) TWDC Enterprises 18 Corp 4 .375 08/16/41 17,362
30,000 TWDC Enterprises 18 Corp 4 .125 12/01/41 25,130
10,000 TWDC Enterprises 18 Corp 4 .125 06/01/44 8,197
20,000 Tyco Electronics Group SA 4 .625 02/01/30 20,146
50,000 Tyco Electronics Group SA 4 .500 02/09/31 49,863
30,000 Tyco Electronics Group SA 2 .500 02/04/32 26,106
21,000 Unilever Capital Corp 2 .000 07/28/26 20,522
40,000 Unilever Capital Corp 2 .900 05/05/27 39,200
20,000 Unilever Capital Corp 2 .125 09/06/29 18,436
150,000 Unilever Capital Corp 1 .750 08/12/31 128,817
10,000 Unilever Capital Corp 5 .000 12/08/33 10,232
10,000 Union Pacific Corp 2 .150 02/05/27 9,666
50,000 Union Pacific Corp 4 .500 01/20/33 49,276
20,000 Union Pacific Corp 3 .375 02/01/35 17,704
20,000 Union Pacific Corp 3 .600 09/15/37 17,186
508,000 Union Pacific Corp 3 .550 08/15/39 419,462
50,000 Union Pacific Corp 5 .600 12/01/54 49,129
30,000 Union Pacific Corp 3 .875 02/01/55 22,132
10,000 Union Pacific Corp 3 .950 08/15/59 7,268
10,000 Valero Energy Corp 2 .150 09/15/27 9,496
130,000 Valero Energy Corp 2 .800 12/01/31 114,325
40,000 Valero Energy Corp 6 .625 06/15/37 41,536
40,000 Valmont Industries Inc 5 .250 10/01/54 35,692
30,000 VeriSign Inc 4 .750 07/15/27 30,001
50,000 Verisk Analytics Inc 4 .125 03/15/29 49,288
99,000 Verizon Communications Inc 4 .016 12/03/29 97,208
50,000 (a) Verizon Communications Inc 1 .500 09/18/30 42,798
115,000 Verizon Communications Inc 2 .550 03/21/31 102,395

Portfolio of Investments April 30, 2025
(continued)
NUBD

PRINCIPAL DESCRIPTION RATE
INDUSTRIAL (continued)
605,000 Verizon Communications Inc 2 .355% 03/15/32 $ 516,406
100,000 Verizon Communications Inc 5 .050 05/09/33 100,828
30,000 (b) Verizon Communications Inc 4 .780 02/15/35 29,167
10,000 Verizon Communications Inc 4 .272 01/15/36 9,174
10,000 Verizon Communications Inc 4 .812 03/15/39 9,326
122,000 Verizon Communications Inc 2 .850 09/03/41 85,286
20,000 Verizon Communications Inc 3 .850 11/01/42 15,829
50,000 Verizon Communications Inc 5 .500 03/16/47 47,738
80,000 Verizon Communications Inc 4 .000 03/22/50 60,410
320,000 Verizon Communications Inc 3 .875 03/01/52 235,195
20,000 Verizon Communications Inc 2 .987 10/30/56 11,883
30,000 Verizon Communications Inc 3 .700 03/22/61 20,384
100,000 Viatris Inc 2 .700 06/22/30 86,570
100,000 Viatris Inc 3 .850 06/22/40 70,129
50,000 Visa Inc 2 .050 04/15/30 45,319
10,000 Visa Inc 1 .100 02/15/31 8,485
161,000 Visa Inc 4 .150 12/14/35 153,167
50,000 Visa Inc 2 .700 04/15/40 37,696
20,000 Visa Inc 2 .000 08/15/50 10,841
120,000 VMware LLC 1 .400 08/15/26 115,183
10,000 VMware LLC 4 .700 05/15/30 9,909
20,000 VMware LLC 2 .200 08/15/31 17,005
20,000 Vodafone Group PLC 6 .250 11/30/32 21,549
85,000 Vodafone Group PLC 6 .150 02/27/37 89,877
10,000 Vodafone Group PLC 5 .000 05/30/38 9,499
20,000 Vodafone Group PLC 4 .875 06/19/49 16,819
60,000 Vodafone Group PLC 4 .250 09/17/50 45,621
50,000 Vodafone Group PLC 5 .750 06/28/54 47,262
10,000 Vodafone Group PLC 5 .750 02/10/63 9,122
10,000 Vodafone Group PLC 5 .875 06/28/64 9,443
50,000 Vulcan Materials Co 3 .900 04/01/27 49,397
50,000 Vulcan Materials Co 5 .700 12/01/54 47,784
10,000 Walt Disney Co/The 3 .800 03/22/30 9,788
50,000 Walt Disney Co/The 2 .650 01/13/31 45,656
100,000 Walt Disney Co/The 6 .400 12/15/35 111,104
50,000 Walt Disney Co/The 6 .650 11/15/37 56,403
12,000 Walt Disney Co/The 4 .750 09/15/44 10,712
30,000 Walt Disney Co/The 4 .950 10/15/45 27,494
270,000 Walt Disney Co/The 2 .750 09/01/49 167,675
10,000 Walt Disney Co/The 3 .600 01/13/51 7,263
11,000 Warnermedia Holdings Inc 5 .391 03/15/62 7,483
110,000 Waste Connections Inc 2 .200 01/15/32 93,659
20,000 Waste Connections Inc 4 .200 01/15/33 19,155
50,000 Waste Management Inc 4 .650 03/15/30 50,778
10,000 Waste Management Inc 1 .500 03/15/31 8,500
120,000 Waste Management Inc 4 .150 04/15/32 116,371
90,000 Waste Management Inc 4 .875 02/15/34 90,396
110,000 Western Midstream Operating LP 6 .150 04/01/33 111,107
30,000 Western Union Co/The 6 .200 11/17/36 30,124
60,000 Westinghouse Air Brake Technologies Corp 5 .611 03/11/34 61,633
50,000 Westlake Corp 5 .000 08/15/46 42,591
30,000 Westlake Corp 4 .375 11/15/47 22,982
30,000 Weyerhaeuser Co 4 .000 04/15/30 29,028
20,000 Weyerhaeuser Co 7 .375 03/15/32 22,440
40,000 Weyerhaeuser Co 3 .375 03/09/33 35,322
70,000 Whirlpool Corp 4 .700 05/14/32 59,827
200,000 Williams Cos Inc/The 2 .600 03/15/31 176,815
50,000 Williams Cos Inc/The 5 .150 03/15/34 49,029
50,000 Williams Cos Inc/The 5 .800 11/15/54 47,393
20,000 Williams Cos Inc/The 6 .000 03/15/55 19,454
70,000 Workday Inc 3 .700 04/01/29 67,732
90,000 WRKCo Inc 4 .000 03/15/28 88,541

PRINCIPAL DESCRIPTION RATE
INDUSTRIAL (continued)
10,000 WRKCo Inc 3 .000% 06/15/33 $ 8,542
50,000 WW Grainger Inc 4 .450 09/15/34 48,501
10,000 WW Grainger Inc 4 .600 06/15/45 8,763
50,000 Xilinx Inc 2 .375 06/01/30 45,479
31,000 (a) Xylem Inc/NY 2 .250 01/30/31 27,100
60,000 Zimmer Biomet Holdings Inc 2 .600 11/24/31 52,572
76,000 Zoetis Inc 3 .900 08/20/28 75,272
9,000 Zoetis Inc 2 .000 05/15/30 7,993
20,000 Zoetis Inc 5 .600 11/16/32 20,948
TOTAL INDUSTRIAL 52,450,153
UTILITY - 2.2%
$ 62,000 AEP Texas Inc 4 .150 05/01/49 46,183
30,000 AEP Texas Inc 3 .450 01/15/50 20,106
50,000 AES Corp/The 5 .800 03/15/32 49,858
50,000 Alabama Power Co 5 .100 04/02/35 50,199
30,000 Algonquin Power & Utilities Corp 5 .365 06/15/26 30,195
50,000 American Electric Power Co Inc 5 .750 11/01/27 51,580
80,000 American Electric Power Co Inc 5 .200 01/15/29 81,627
120,000 American Water Capital Corp 2 .800 05/01/30 110,505
110,000 American Water Capital Corp 2 .300 06/01/31 95,998
50,000 American Water Capital Corp 5 .250 03/01/35 50,302
20,000 American Water Capital Corp 3 .750 09/01/47 14,886
20,000 American Water Capital Corp 4 .200 09/01/48 16,004
50,000 American Water Capital Corp 5 .450 03/01/54 47,608
160,000 Appalachian Power Co 4 .400 05/15/44 128,706
10,000 Appalachian Power Co 3 .700 05/01/50 6,952
20,000 Atlantic City Electric Co 2 .300 03/15/31 17,610
40,000 Atmos Energy Corp 2 .625 09/15/29 37,305
50,000 Atmos Energy Corp 5 .900 11/15/33 53,166
30,000 Atmos Energy Corp 4 .125 10/15/44 24,738
100,000 Atmos Energy Corp 2 .850 02/15/52 61,031
10,000 Avista Corp 4 .350 06/01/48 8,080
30,000 Avista Corp 4 .000 04/01/52 21,667
50,000 Black Hills Corp 5 .950 03/15/28 51,899
10,000 CenterPoint Energy Houston Electric LLC 5 .200 10/01/28 10,309
100,000 CenterPoint Energy Houston Electric LLC 3 .000 03/01/32 89,315
60,000 CenterPoint Energy Houston Electric LLC 5 .150 03/01/34 60,293
10,000 CenterPoint Energy Houston Electric LLC 3 .550 08/01/42 7,695
110,000 CenterPoint Energy Inc 1 .450 06/01/26 106,420
10,000 CenterPoint Energy Inc 2 .650 06/01/31 8,824
10,000 CenterPoint Energy Inc 7 .000 02/15/55 10,213
100,000 CenterPoint Energy Resources Corp 4 .100 09/01/47 81,034
120,000 Cleveland Electric Illuminating Co/The 5 .950 12/15/36 123,648
121,000 Commonwealth Edison Co 6 .450 01/15/38 132,888
110,000 Commonwealth Edison Co 2 .750 09/01/51 65,421
120,000 Connecticut Light and Power Co/The 2 .050 07/01/31 103,923
50,000 Consolidated Edison Co of New York Inc 2 .400 06/15/31 44,560
10,000 Consolidated Edison Co of New York Inc 5 .200 03/01/33 10,156
30,000 Consolidated Edison Co of New York Inc 5 .375 05/15/34 30,703
124,000 Consolidated Edison Co of New York Inc 5 .500 12/01/39 123,798
162,000 Consolidated Edison Co of New York Inc 4 .650 12/01/48 137,466
30,000 Consolidated Edison Co of New York Inc 3 .950 04/01/50 22,966
70,000 Consolidated Edison Co of New York Inc 4 .300 12/01/56 54,176
20,000 Consolidated Edison Co of New York Inc 4 .500 05/15/58 15,848
10,000 Consolidated Edison Co of New York Inc 3 .700 11/15/59 6,834
41,000 Consolidated Edison Co of New York Inc 3 .000 12/01/60 23,706
10,000 Consumers Energy Co 3 .800 11/15/28 9,885
100,000 Consumers Energy Co 4 .900 02/15/29 101,952
110,000 Consumers Energy Co 3 .500 08/01/51 77,762
136,000 DTE Energy Co 2 .950 03/01/30 125,328
10,000 Duke Energy Florida LLC 3 .200 01/15/27 9,869
142,000 Duke Energy Florida LLC 2 .400 12/15/31 124,407

Portfolio of Investments April 30, 2025
(continued)
NUBD

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITY (continued)
$ 10,000 Duke Energy Florida LLC 5 .875% 11/15/33 $ 10,580
67,000 Duke Energy Florida LLC 6 .350 09/15/37 73,519
170,000 Duke Energy Florida LLC 5 .950 11/15/52 171,988
20,000 Duke Energy Indiana LLC 3 .250 10/01/49 13,261
20,000 (a) Edison International 5 .750 06/15/27 20,127
10,000 Edison International 4 .125 03/15/28 9,657
50,000 Edison International 5 .450 06/15/29 49,660
102,000 Emera US Finance LP 4 .750 06/15/46 82,174
100,000 Entergy Texas Inc 5 .250 04/15/35 100,102
10,000 Entergy Texas Inc 3 .550 09/30/49 6,950
110,000 Essential Utilities Inc 2 .400 05/01/31 96,347
20,000 Essential Utilities Inc 5 .375 01/15/34 20,072
20,000 Essential Utilities Inc 3 .351 04/15/50 13,098
100,000 Evergy Kansas Central Inc 5 .250 03/15/35 100,755
12,000 Eversource Energy 1 .650 08/15/30 10,252
50,000 Eversource Energy 5 .850 04/15/31 52,378
40,000 Eversource Energy 5 .500 01/01/34 40,004
120,000 Exelon Corp 2 .750 03/15/27 116,619
10,000 Exelon Corp 4 .050 04/15/30 9,736
60,000 Exelon Corp 4 .950 06/15/35 57,367
90,000 Exelon Corp 4 .450 04/15/46 72,713
20,000 Exelon Corp 4 .700 04/15/50 16,469
20,000 Exelon Corp 5 .600 03/15/53 18,750
50,000 Idaho Power Co 5 .800 04/01/54 49,147
48,000 Interstate Power and Light Co 3 .600 04/01/29 46,568
70,000 IPALCO Enterprises Inc 4 .250 05/01/30 66,751
50,000 MidAmerican Energy Co 5 .750 11/01/35 52,768
40,000 MidAmerican Energy Co 3 .150 04/15/50 26,595
70,000 National Grid PLC 5 .418 01/11/34 70,808
10,000 National Rural Utilities Cooperative Finance Corp 5 .600 11/13/26 10,191
50,000 National Rural Utilities Cooperative Finance Corp 4 .750 02/07/28 50,781
40,000 National Rural Utilities Cooperative Finance Corp 5 .000 02/07/31 40,934
100,000 National Rural Utilities Cooperative Finance Corp 2 .750 04/15/32 86,883
100,000 National Rural Utilities Cooperative Finance Corp 5 .000 08/15/34 99,530
10,000 National Rural Utilities Cooperative Finance Corp 5 .250 04/20/46 9,832
70,000 National Rural Utilities Cooperative Finance Corp 4 .300 03/15/49 57,013
10,000 NiSource Inc 3 .490 05/15/27 9,825
10,000 NiSource Inc 2 .950 09/01/29 9,361
131,000 NiSource Inc 3 .600 05/01/30 124,945
30,000 NiSource Inc 1 .700 02/15/31 25,361
50,000 NiSource Inc 5 .350 04/01/34 50,330
30,000 NiSource Inc 4 .800 02/15/44 26,321
50,000 NiSource Inc 4 .375 05/15/47 40,560
50,000 NSTAR Electric Co 3 .200 05/15/27 49,064
110,000 NSTAR Electric Co 3 .950 04/01/30 106,918
62,000 NSTAR Electric Co 5 .500 03/15/40 62,106
50,000 OGE Energy Corp 5 .450 05/15/29 51,573
40,000 Oklahoma Gas and Electric Co 4 .150 04/01/47 31,353
20,000 Oncor Electric Delivery Co LLC 2 .750 05/15/30 18,430
77,000 Oncor Electric Delivery Co LLC 7 .500 09/01/38 92,110
200,000 Oncor Electric Delivery Co LLC 4 .950 09/15/52 176,214
50,000 ONE Gas Inc 5 .100 04/01/29 51,280
30,000 ONE Gas Inc 4 .250 09/01/32 28,482
20,000 ONE Gas Inc 4 .500 11/01/48 16,349
40,000 PECO Energy Co 4 .900 06/15/33 40,165
190,000 PECO Energy Co 4 .600 05/15/52 159,958
76,000 Potomac Electric Power Co 6 .500 11/15/37 84,241
50,000 PPL Capital Funding Inc 3 .100 05/15/26 49,297
50,000 PPL Capital Funding Inc 5 .250 09/01/34 49,995
20,000 PPL Electric Utilities Corp 4 .850 02/15/34 19,832
110,000 PPL Electric Utilities Corp 4 .150 10/01/45 91,043
50,000 Public Service Co of Colorado 5 .350 05/15/34 50,291

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITY (continued)
$ 18,000 Public Service Co of Colorado 6 .500% 08/01/38 $ 19,516
200,000 Public Service Co of Colorado 4 .100 06/15/48 152,846
50,000 Public Service Co of New Hampshire 2 .200 06/15/31 43,787
20,000 Public Service Co of Oklahoma 2 .200 08/15/31 17,031
10,000 Public Service Electric and Gas Co 2 .250 09/15/26 9,766
70,000 Public Service Electric and Gas Co 1 .900 08/15/31 60,179
140,000 Public Service Electric and Gas Co 5 .800 05/01/37 147,847
20,000 Public Service Electric and Gas Co 2 .050 08/01/50 10,434
50,000 Public Service Electric and Gas Co 5 .450 03/01/54 48,201
120,000 Puget Energy Inc 4 .224 03/15/32 111,029
10,000 Puget Sound Energy Inc 5 .330 06/15/34 10,117
30,000 Puget Sound Energy Inc 5 .638 04/15/41 29,298
100,000 San Diego Gas & Electric Co 5 .400 04/15/35 100,925
43,000 San Diego Gas & Electric Co 4 .150 05/15/48 33,104
10,000 San Diego Gas & Electric Co 4 .100 06/15/49 7,620
30,000 Sempra 5 .500 08/01/33 30,196
134,000 Sempra 6 .000 10/15/39 133,060
40,000 Sempra 4 .000 02/01/48 28,870
180,000 Southern California Edison Co 4 .700 06/01/27 180,933
50,000 Southern California Edison Co 5 .250 03/15/30 50,473
50,000 Southern California Edison Co 5 .200 06/01/34 48,034
30,000 Southern California Edison Co 5 .350 07/15/35 28,715
20,000 Southern California Edison Co 4 .500 09/01/40 16,532
50,000 Southern California Edison Co 3 .600 02/01/45 34,173
10,000 Southern California Edison Co 4 .125 03/01/48 7,274
90,000 Southern California Edison Co 4 .875 03/01/49 72,921
10,000 Southern California Edison Co 3 .650 02/01/50 6,632
210,000 Southern California Edison Co 5 .450 06/01/52 179,761
10,000 Southern California Gas Co 2 .600 06/15/26 9,799
40,000 Southern California Gas Co 2 .550 02/01/30 36,645
40,000 Southern California Gas Co 4 .300 01/15/49 31,562
170,000 Southern California Gas Co 5 .750 06/01/53 163,969
20,000 Southwest Gas Corp 5 .800 12/01/27 20,519
10,000 Southwest Gas Corp 3 .700 04/01/28 9,775
40,000 Southwest Gas Corp 2 .200 06/15/30 35,214
20,000 Southwest Gas Corp 3 .800 09/29/46 14,449
300,000 Southwestern Electric Power Co 3 .250 11/01/51 189,279
50,000 Southwestern Public Service Co 5 .300 05/15/35 49,775
126,000 Southwestern Public Service Co 4 .500 08/15/41 105,800
23,000 Southwestern Public Service Co 4 .400 11/15/48 18,286
10,000 Southwestern Public Service Co 3 .150 05/01/50 6,420
30,000 Spire Missouri Inc 4 .800 02/15/33 29,678
10,000 Spire Missouri Inc 5 .150 08/15/34 10,055
50,000 Tampa Electric Co 5 .000 07/15/52 43,970
40,000 Tucson Electric Power Co 3 .250 05/15/32 36,071
50,000 Tucson Electric Power Co 3 .250 05/01/51 32,531
30,000 Washington Gas Light Co 3 .796 09/15/46 22,627
42,000 WEC Energy Group Inc 5 .600 09/12/26 42,571
100,000 WEC Energy Group Inc 2 .200 12/15/28 92,639
20,000 Wisconsin Power and Light Co 1 .950 09/16/31 17,179
50,000 Wisconsin Power and Light Co 4 .950 04/01/33 49,594
68,000 Wisconsin Public Service Corp 3 .671 12/01/42 52,228
TOTAL UTILITY 8,881,296
TOTAL CORPORATE DEBT
(Cost $100,680,109) 94,344,515

Portfolio of Investments April 30, 2025
(continued)
NUBD

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GOVERNMENT RELATED - 4.3%
GOVERNMENT AGENCY - 1.1%
$ 20,000 Equinor ASA 3 .000% 04/06/27 $ 19,666
10,000 Equinor ASA 3 .625 09/10/28 9,879
157,000 Equinor ASA 3 .125 04/06/30 148,447
30,000 Equinor ASA 5 .100 08/17/40 28,929
20,000 Equinor ASA 4 .250 11/23/41 17,099
62,000 Equinor ASA 3 .950 05/15/43 50,268
30,000 Equinor ASA 3 .250 11/18/49 20,123
30,000 Equinor ASA 3 .700 04/06/50 22,060
180,000 Export Development Canada 4 .375 06/29/26 180,972
35,000 Export Development Canada 3 .875 02/14/28 35,175
170,000 Export Development Canada 4 .125 02/13/29 172,252
15,000 Federal National Mortgage Association 2 .125 04/24/26 14,740
310,000 Federal National Mortgage Association 1 .875 09/24/26 302,115
10,000 Federal National Mortgage Association 7 .250 05/15/30 11,587
429,000 Federal National Mortgage Association 5 .625 07/15/37 472,724
30,000 Industrial & Commercial Bank of China Ltd/New York NY 3 .538 11/08/27 29,589
10,000 Israel Government AID Bond 5 .500 09/18/33 10,789
90,000 Japan International Cooperation Agency 2 .750 04/27/27 87,853
100,000 Japan International Cooperation Agency 4 .000 05/23/28 100,303
30,000 Korea Development Bank/The 1 .375 04/25/27 28,452
200,000 Korea Development Bank/The 4 .625 02/03/28 202,573
180,000 Korea Development Bank/The 4 .375 02/15/28 181,231
200,000 Korea Development Bank/The 5 .375 10/23/28 208,265
15,000 Kreditanstalt fuer Wiederaufbau 3 .625 04/01/26 14,960
120,000 Kreditanstalt fuer Wiederaufbau 4 .625 08/07/26 121,288
442,000 Kreditanstalt fuer Wiederaufbau 3 .000 05/20/27 436,056
60,000 Kreditanstalt fuer Wiederaufbau 3 .500 08/27/27 59,865
160,000 (a) Kreditanstalt fuer Wiederaufbau 3 .875 05/15/28 161,266
35,000 Kreditanstalt fuer Wiederaufbau 4 .625 03/18/30 36,379
200,000 Kreditanstalt fuer Wiederaufbau 3 .750 07/15/30 199,705
100,000 Kreditanstalt fuer Wiederaufbau 4 .750 10/29/30 104,576
110,000 Kreditanstalt fuer Wiederaufbau 4 .125 07/15/33 109,629
195,000 Kreditanstalt fuer Wiederaufbau 4 .375 02/28/34 197,500
110,000 Landwirtschaftliche Rentenbank 3 .875 09/28/27 110,569
100,000 Landwirtschaftliche Rentenbank 4 .625 04/17/29 103,379
100,000 Landwirtschaftliche Rentenbank 5 .000 10/24/33 105,410
60,000 Oesterreichische Kontrollbank AG 4 .750 05/21/27 61,202
90,000 Oesterreichische Kontrollbank AG 4 .125 01/18/29 91,189
70,000 Oesterreichische Kontrollbank AG 3 .750 09/05/29 69,878
100,000 Oesterreichische Kontrollbank AG 4 .500 01/24/30 102,930
200,000 Svensk Exportkredit AB 3 .750 09/13/27 200,211
TOTAL GOVERNMENT AGENCY 4,641,083
MUNICIPAL BONDS - 0.8%
230,000 Province of Alberta Canada 1 .000 05/20/25 229,580
160,000 Province of Alberta Canada 3 .300 03/15/28 157,886
50,000 Province of Alberta Canada 4 .500 06/26/29 51,219
40,000 Province of Alberta Canada 1 .300 07/22/30 34,930
50,000 Province of Alberta Canada 4 .500 01/24/34 49,836
150,000 Province of British Columbia Canada 2 .250 06/02/26 147,357
110,000 Province of British Columbia Canada 0 .900 07/20/26 106,064
100,000 Province of British Columbia Canada 4 .700 01/24/28 102,311
85,000 Province of British Columbia Canada 4 .200 07/06/33 83,258
100,000 Province of British Columbia Canada 4 .750 06/12/34 101,123
100,000 Province of Manitoba Canada 1 .500 10/25/28 92,466
100,000 Province of Manitoba Canada 4 .300 07/27/33 98,513
70,000 Province of New Brunswick Canada 3 .625 02/24/28 69,466
300,000 Province of Ontario Canada 2 .500 04/27/26 295,615
260,000 Province of Ontario Canada 3 .100 05/19/27 256,456
23,000 Province of Ontario Canada 1 .050 05/21/27 21,762
150,000 Province of Ontario Canada 4 .200 01/18/29 151,692
100,000 Province of Ontario Canada 3 .700 09/17/29 99,019

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MUNICIPAL BONDS (continued)
$ 100,000 Province of Ontario Canada 4 .700% 01/15/30 $ 103,048
150,000 Province of Ontario Canada 1 .800 10/14/31 129,734
100,000 Province of Ontario Canada 2 .125 01/21/32 87,815
120,000 Province of Quebec Canada 0 .600 07/23/25 118,930
305,000 Province of Quebec Canada 2 .500 04/20/26 300,582
70,000 Province of Quebec Canada 2 .750 04/12/27 68,548
140,000 Province of Quebec Canada 4 .500 04/03/29 143,168
100,000 Province of Quebec Canada 4 .500 09/08/33 99,869
50,000 Province of Quebec Canada 4 .250 09/05/34 48,744
50,000 Province of Saskatchewan Canada 4 .650 01/28/30 51,426
TOTAL MUNICIPAL BONDS 3,300,417
SOVEREIGN DEBT - 2.4%
110,000 African Development Bank 0 .875 07/22/26 106,190
100,000 African Development Bank 3 .500 09/18/29 98,861
50,000 African Development Bank 4 .000 03/18/30 50,406
10,000 Asian Development Bank 2 .000 04/24/26 9,817
100,000 Asian Development Bank 4 .875 05/21/26 101,014
250,000 Asian Development Bank 1 .500 01/20/27 240,855
25,000 Asian Development Bank 4 .375 01/14/28 25,468
120,000 Asian Development Bank 4 .500 08/25/28 123,068
100,000 Asian Development Bank 4 .375 03/06/29 102,376
100,000 Asian Development Bank 1 .875 03/15/29 93,446
120,000 Asian Development Bank 3 .625 08/28/29 119,390
110,000 Asian Development Bank 3 .125 04/27/32 104,005
110,000 Asian Development Bank 4 .125 01/12/34 109,356
210,000 Canada Government International Bond 3 .750 04/26/28 210,817
35,000 Canada Government International Bond 4 .000 03/18/30 35,355
30,000 Chile Government International Bond 3 .240 02/06/28 29,025
160,000 Chile Government International Bond 2 .450 01/31/31 141,939
90,000 Chile Government International Bond 4 .950 01/05/36 87,815
260,000 Chile Government International Bond 3 .250 09/21/71 154,479
50,000 Council Of Europe Development Bank 0 .875 09/22/26 48,061
100,000 Council Of Europe Development Bank 4 .625 06/11/27 101,798
50,000 Council Of Europe Development Bank 3 .625 05/08/28 49,960
50,000 Council Of Europe Development Bank 4 .500 01/15/30 51,488
100,000 European Bank for Reconstruction & Development 4 .375 03/09/28 101,906
70,000 European Bank for Reconstruction & Development 4 .250 03/13/34 70,077
100,000 European Investment Bank 0 .750 10/26/26 95,722
312,000 European Investment Bank 1 .375 03/15/27 299,108
100,000 European Investment Bank 4 .500 10/16/28 102,685
225,000 European Investment Bank 4 .000 02/15/29 227,399
100,000 European Investment Bank 4 .750 06/15/29 103,891
30,000 European Investment Bank 3 .750 11/15/29 29,995
25,000 European Investment Bank 4 .500 03/14/30 25,807
170,000 European Investment Bank 3 .625 07/15/30 168,485
100,000 European Investment Bank 4 .375 10/10/31 102,350
85,000 European Investment Bank 4 .125 02/13/34 84,585
84,000 Hungary Government International Bond 7 .625 03/29/41 92,745
190,000 Indonesia Government International Bond 4 .550 01/11/28 190,556
70,000 Indonesia Government International Bond 4 .850 01/11/33 69,157
200,000 Indonesia Government International Bond 5 .600 01/15/35 206,335
280,000 (a) Indonesia Government International Bond 5 .650 01/11/53 274,800
100,000 Inter-American Development Bank 4 .500 05/15/26 100,624
100,000 Inter-American Development Bank 1 .500 01/13/27 96,361
90,000 Inter-American Development Bank 4 .375 02/01/27 90,985
120,000 Inter-American Development Bank 4 .000 01/12/28 121,059
110,000 Inter-American Development Bank 1 .125 07/20/28 101,570
50,000 Inter-American Development Bank 4 .500 02/15/30 51,553
50,000 Inter-American Development Bank 3 .750 06/14/30 49,900
240,000 Inter-American Development Bank 3 .875 10/28/41 213,747
630,000 International Bank for Reconstruction & Development 2 .500 11/22/27 612,415
36,000 International Bank for Reconstruction & Development 3 .625 05/05/28 35,985

Portfolio of Investments April 30, 2025
(continued)
NUBD

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOVEREIGN DEBT (continued)
$ 100,000 International Bank for Reconstruction & Development 4 .625% 08/01/28 $ 102,908
92,000 International Bank for Reconstruction & Development 4 .000 07/25/30 92,780
95,000 International Bank for Reconstruction & Development 4 .000 01/10/31 95,619
100,000 International Bank for Reconstruction & Development 4 .500 04/10/31 103,247
100,000 International Bank for Reconstruction & Development 1 .625 11/03/31 86,491
75,000 International Bank for Reconstruction & Development 4 .625 01/15/32 77,673
112,000 (a) International Bank for Reconstruction & Development 2 .500 03/29/32 101,688
50,000 International Bank for Reconstruction & Development 4 .000 05/06/32 49,917
100,000 (a) International Bank for Reconstruction & Development 4 .750 11/14/33 103,988
45,000 International Bank for Reconstruction & Development 3 .875 08/28/34 43,771
50,000 International Finance Corp 2 .126 04/07/26 49,179
35,000 International Finance Corp 4 .375 01/15/27 35,369
30,000 International Finance Corp 4 .500 01/21/28 30,661
180,000 Israel Government International Bond 2 .750 07/03/30 159,636
280,000 Israel Government International Bond 3 .875 07/03/50 193,869
30,000 Korea International Bond 2 .750 01/19/27 29,417
30,000 Korea International Bond 2 .500 06/19/29 28,230
120,000 Korea International Bond 1 .000 09/16/30 102,440
70,000 Korea International Bond 1 .750 10/15/31 60,680
200,000 Nordic Investment Bank 3 .750 05/09/30 199,723
40,000 Panama Government International Bond 3 .160 01/23/30 34,993
80,000 Panama Government International Bond 6 .875 01/31/36 77,244
200,000 Panama Government International Bond 8 .000 03/01/38 207,015
250,000 Panama Government International Bond 4 .500 05/15/47 163,769
90,000 Panama Government International Bond 4 .500 04/16/50 57,679
220,000 Peruvian Government International Bond 4 .125 08/25/27 219,204
65,000 Peruvian Government International Bond 3 .000 01/15/34 54,070
85,000 Peruvian Government International Bond 5 .375 02/08/35 83,688
96,000 Peruvian Government International Bond 5 .625 11/18/50 89,859
20,000 Peruvian Government International Bond 3 .550 03/10/51 13,475
140,000 Republic of Italy Government International Bond 2 .875 10/17/29 131,187
200,000 Republic of Poland Government International Bond 4 .875 10/04/33 198,348
195,000 Republic of Poland Government International Bond 5 .125 09/18/34 194,500
50,000 Republic of Poland Government International Bond 5 .375 02/12/35 50,522
15,000 Uruguay Government International Bond 4 .375 01/23/31 14,822
114,000 Uruguay Government International Bond 5 .750 10/28/34 118,458
200,000 Uruguay Government International Bond 4 .125 11/20/45 168,000
TOTAL SOVEREIGN DEBT 9,538,910
TOTAL GOVERNMENT RELATED
(Cost $18,152,405) 17,480,410
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED - 26.6%
150,000 American Express Credit Account Master Trust 5 .230 09/15/28 152,152
36,184 AmeriCredit Automobile Receivables Trust 2021-2 1 .010 01/19/27 35,716
50,000 BA Credit Card Trust 4 .980 11/15/28 50,632
200,000 Bank 2019-BNK19 2 .926 08/15/61 186,288
100,000 BANK 2021-BNK34 1 .935 06/15/63 96,668
100,000 BANK 2021-BNK35 2 .067 06/15/64 91,925
55,000 BANK 2024-BNK48 5 .053 10/15/57 54,849
50,000 (c) BANK 2025-BNK49 5 .623 03/15/58 51,960
43,281 BANK5 2023-5YR4 6 .500 12/15/56 45,734
50,000 (c) BANK5 2024-5YR12 5 .902 12/15/57 52,450
45,000 BANK5 2024-5YR9 5 .614 08/15/57 46,616
50,000 BANK5 Trust 2024-5YR6 6 .225 05/15/57 52,768
357,568 BBCMS Mortgage Trust 2020-C6 2 .690 02/15/53 349,742
100,000 (c) BBCMS Mortgage Trust 2023-C21 6 .000 09/15/56 106,866
100,000 (c) BBCMS Mortgage Trust 2023-C22 6 .804 11/15/56 112,254
100,000 BBCMS Mortgage Trust 2024-C26 5 .829 05/15/57 105,763
50,000 BBCMS Mortgage Trust 2025-5C33 5 .839 03/15/58 52,358
50,000 BBCMS Mortgage Trust 2025-C32 5 .720 02/15/62 52,487

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED (continued)
$ 200,000 Benchmark 2021-B24 Mortgage Trust 2 .264% 03/15/54 $ 176,500
100,000 Benchmark 2021-B27 Mortgage Trust 2 .703 07/15/54 71,084
100,000 Benchmark 2021-B28 Mortgage Trust 2 .073 08/15/54 89,839
40,000 Benchmark 2024-V10 Mortgage Trust 5 .277 09/15/57 40,899
50,000 (c) Benchmark 2024-V11 Mortgage Trust 5 .909 11/15/57 52,435
35,000 Benchmark 2024-V12 Mortgage Trust 5 .738 12/15/57 36,471
90,000 (c) BMARK 2023-V4 6 .841 11/15/56 95,986
50,000 (c) BMO 2024-5C7 Mortgage Trust 5 .566 11/15/57 51,692
35,000 (c) BMO 2024-C10 Mortgage Trust 5 .478 11/15/57 35,941
90,000 (c) BMO 2024-C8 Mortgage Trust 5 .598 03/15/57 93,485
25,000 (c) BMO 2025-5C9 Mortgage Trust 5 .779 04/15/58 26,097
100,000 (c) BMO Mortgage Trust 7 .355 08/15/56 106,287
100,000 Capital One Multi-Asset Execution Trust 3 .490 05/15/27 99,955
50,000 Capital One Multi-Asset Execution Trust 3 .920 09/15/29 49,886
30,000 Capital One Prime Auto Receivables Trust 2024-1 4 .620 07/16/29 30,320
100,000 CarMax Auto Owner Trust 1 .700 08/16/27 97,838
50,000 CarMax Auto Owner Trust 2024-4 4 .640 04/15/30 50,460
23,839 (b) Carvana Auto Receivables Trust 2022-N1 4 .130 12/11/28 23,591
50,000 Carvana Auto Receivables Trust 2024-P3 4 .310 09/10/30 49,965
100,000 Citibank Credit Card Issuance Trust 5 .230 12/08/27 100,426
180,000 Citigroup Commercial Mortgage Trust 2016-C1 3 .209 05/10/49 176,849
100,000 CNH Equipment Trust 2023-B 5 .600 02/15/29 101,695
50,000 CNH Equipment Trust 2024-C 4 .120 03/15/32 49,628
50,000 Exeter Automobile Receivables Trust 2024-4 5 .290 08/15/30 50,330
239,910 Fannie Mae FN MA4547 2 .000 02/01/52 190,730
151,533 Fannie Mae Pool FN MA2941 3 .500 03/01/32 149,746
49,266 Fannie Mae Pool FN MA3392 3 .500 06/01/33 48,607
102,872 Fannie Mae Pool FN MA3490 4 .000 10/01/33 102,829
40,385 Fannie Mae Pool FN MA3828 3 .000 11/01/34 38,850
83,448 Fannie Mae Pool FN MA3865 3 .000 12/01/34 80,173
95,968 Fannie Mae Pool FN MA3957 3 .500 03/01/35 92,944
461,442 Fannie Mae Pool FN MA4074 2 .000 07/01/35 422,442
715,771 Fannie Mae Pool FN MA4123 2 .000 09/01/35 655,267
403,892 Fannie Mae Pool FN MA4180 2 .500 11/01/35 376,497
313,722 Fannie Mae Pool FN MA4228 1 .500 01/01/36 277,793
417,177 Fannie Mae Pool FN MA4278 1 .500 03/01/36 369,350
462,175 Fannie Mae Pool FN MA4298 2 .500 03/01/36 430,808
123,642 Fannie Mae Pool FN MA4302 1 .500 04/01/36 109,467
52,768 Fannie Mae Pool FN MA4316 2 .500 04/01/36 49,170
135,874 Fannie Mae Pool FN MA4330 2 .500 05/01/36 126,608
256,341 Fannie Mae Pool FN MA4359 1 .500 06/01/36 226,946
55,880 Fannie Mae Pool FN MA4361 2 .500 06/01/36 52,069
505,923 Fannie Mae Pool FN MA4383 2 .000 07/01/36 460,920
130,943 Fannie Mae Pool FN MA4402 1 .500 08/01/36 115,926
238,194 Fannie Mae Pool FN MA4516 2 .000 01/01/37 216,411
196,550 Fannie Mae Pool FN MA4535 1 .500 02/01/37 173,510
943,258 Fannie Mae Pool FN MA4536 2 .000 02/01/37 856,877
287,902 Fannie Mae Pool FN MA4566 1 .500 03/01/37 254,155
186,159 Fannie Mae Pool FN MA4602 2 .000 05/01/37 169,109
85,433 Fannie Mae Pool FN MA4604 3 .000 05/01/37 81,112
255,017 Fannie Mae Pool FN MA4629 3 .000 06/01/37 242,119
77,085 Fannie Mae Pool FN MA5042 4 .500 06/01/38 76,556
95,604 Fannie Mae Pool FN MA3890 3 .000 01/01/40 88,833
637,292 Fannie Mae Pool FN MA4268 2 .000 02/01/41 549,429
107,764 Fannie Mae Pool FN MA4310 1 .500 04/01/41 89,453
487,130 Fannie Mae Pool FN MA4334 2 .500 05/01/41 430,198
73,981 Fannie Mae Pool FN MA4364 2 .000 06/01/41 63,658
68,074 Fannie Mae Pool FN MA4366 2 .500 06/01/41 59,871
212,428 Fannie Mae Pool FN MA4387 2 .000 07/01/41 182,610
281,977 Fannie Mae Pool FN MA4423 2 .500 09/01/41 248,651
701,330 Fannie Mae Pool FN MA3143 3 .000 09/01/47 620,262
405,193 Fannie Mae Pool FN MA3120 3 .500 09/01/47 371,812

Portfolio of Investments April 30, 2025
(continued)
NUBD

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED (continued)
$ 44,851 Fannie Mae Pool FN MA3182 3 .500% 11/01/47 $ 41,133
147,885 Fannie Mae Pool FN MA3358 4 .500 05/01/48 144,016
2,036,243 Fannie Mae Pool FN FM5665 3 .500 08/01/48 1,875,604
84,113 Fannie Mae Pool FN MA3536 4 .000 12/01/48 79,256
145,156 Fannie Mae Pool FN MA3574 3 .500 01/01/49 132,689
1,359,395 Fannie Mae Pool FN FM5488 4 .000 05/01/49 1,281,560
496,334 Fannie Mae Pool FN MA3692 3 .500 07/01/49 453,319
852,496 Fannie Mae Pool FN MA3774 3 .000 09/01/49 750,132
576,831 Fannie Mae Pool FN MA3905 3 .000 01/01/50 507,090
261,150 Fannie Mae Pool FN MA3991 3 .000 04/01/50 228,335
344,929 Fannie Mae Pool FN MA4019 2 .500 05/01/50 290,645
608,982 Fannie Mae Pool FN MA4077 2 .000 07/01/50 487,055
221,594 Fannie Mae Pool FN MA4078 2 .500 07/01/50 186,181
327,244 Fannie Mae Pool FN MA4079 3 .000 07/01/50 287,405
210,370 Fannie Mae Pool FN MA4097 3 .000 08/01/50 184,749
329,567 Fannie Mae Pool FN MA4120 2 .500 09/01/50 276,734
691,920 Fannie Mae Pool FN MA4158 2 .000 10/01/50 554,224
1,849,392 Fannie Mae Pool FN MA4182 2 .000 11/01/50 1,480,618
230,269 Fannie Mae Pool FN MA4183 2 .500 11/01/50 192,845
1,437,727 Fannie Mae Pool FN MA4208 2 .000 12/01/50 1,150,604
764,089 Fannie Mae Pool FN MA4254 1 .500 02/01/51 575,917
822,300 Fannie Mae Pool FN MA4255 2 .000 02/01/51 656,786
312,368 Fannie Mae Pool FN MA4304 1 .500 04/01/51 235,441
2,096,895 Fannie Mae Pool FN MA4305 2 .000 04/01/51 1,666,451
72,598 Fannie Mae Pool FN MA4337 4 .000 04/01/51 68,187
1,363,807 Fannie Mae Pool FN MA4325 2 .000 05/01/51 1,083,988
270,047 Fannie Mae Pool FN MA4327 3 .000 05/01/51 236,757
1,620,593 Fannie Mae Pool FN MA4355 2 .000 06/01/51 1,290,115
231,540 Fannie Mae Pool FN MA4356 2 .500 06/01/51 193,672
537,776 Fannie Mae Pool FN MA4357 3 .000 06/01/51 470,395
163,072 Fannie Mae Pool FN MA4377 1 .500 07/01/51 122,936
234,081 Fannie Mae Pool FN MA4378 2 .000 07/01/51 186,633
415,315 Fannie Mae Pool FN MA4397 1 .500 08/01/51 313,032
1,218,329 Fannie Mae Pool FN MA4398 2 .000 08/01/51 970,981
1,468,658 Fannie Mae Pool FN MA4437 2 .000 10/01/51 1,166,859
219,357 Fannie Mae Pool FN MA4438 2 .500 10/01/51 182,899
286,470 Fannie Mae Pool FN MA4439 3 .000 10/01/51 249,952
1,038,916 Fannie Mae Pool FN MA4465 2 .000 11/01/51 826,400
232,026 Fannie Mae Pool FN MA4466 2 .500 11/01/51 193,633
1,475,101 Fannie Mae Pool FN MA4492 2 .000 12/01/51 1,172,974
6,686,994 Fannie Mae Pool FN MA4493 2 .500 12/01/51 5,582,467
1,325,784 Fannie Mae Pool FN MA4511 2 .000 01/01/52 1,054,452
757,860 Fannie Mae Pool FN MA4512 2 .500 01/01/52 632,593
408,648 Fannie Mae Pool FN MA4513 3 .000 01/01/52 355,195
1,244,629 Fannie Mae Pool FN MA4549 3 .000 02/01/52 1,083,168
1,241,067 Fannie Mae Pool FN MA4562 2 .000 03/01/52 985,871
2,747,215 Fannie Mae Pool FN MA4563 2 .500 03/01/52 2,290,647
299,633 Fannie Mae Pool FN MA4564 3 .000 03/01/52 260,700
740,162 Fannie Mae Pool FN MA4565 3 .500 03/01/52 670,456
344,765 Fannie Mae Pool FN MA4577 2 .000 04/01/52 274,044
2,004,355 Fannie Mae Pool FN MA4578 2 .500 04/01/52 1,671,013
409,989 Fannie Mae Pool FN MA4579 3 .000 04/01/52 356,716
451,675 Fannie Mae Pool FN MA4600 3 .500 05/01/52 408,323
554,714 Fannie Mae Pool FN MA4644 4 .000 05/01/52 517,939
251,589 Fannie Mae Pool FN MA4625 3 .500 06/01/52 227,442
790,225 Fannie Mae Pool FN MA4684 4 .500 06/01/52 757,086
333,437 Fannie Mae Pool FN MA4686 5 .000 06/01/52 327,647
511,131 Fannie Mae Pool FN MA4653 3 .000 07/01/52 443,796
199,779 Fannie Mae Pool FN MA4654 3 .500 07/01/52 180,465
293,763 Fannie Mae Pool FN MA4655 4 .000 07/01/52 274,302
655,493 Fannie Mae Pool FN MA4656 4 .500 07/01/52 628,004
314,494 Fannie Mae Pool FN MA4709 5 .000 07/01/52 309,034

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED (continued)
$ 498,140 Fannie Mae Pool FN MA4699 3 .500% 08/01/52 $ 449,930
590,189 Fannie Mae Pool FN MA4700 4 .000 08/01/52 551,060
493,973 Fannie Mae Pool FN MA4701 4 .500 08/01/52 473,257
857,300 Fannie Mae Pool FN MA4737 5 .000 08/01/52 842,414
843,044 Fannie Mae Pool FN MA4738 5 .500 08/01/52 844,167
295,233 Fannie Mae Pool FN MA4731 3 .500 09/01/52 266,702
339,237 Fannie Mae Pool FN MA4732 4 .000 09/01/52 316,728
537,547 Fannie Mae Pool FN MA4781 3 .000 10/01/52 466,646
436,461 Fannie Mae Pool FN MA4782 3 .500 10/01/52 394,499
543,579 Fannie Mae Pool FN MA4783 4 .000 10/01/52 507,484
219,300 Fannie Mae Pool FN MA4804 4 .000 11/01/52 204,683
512,988 Fannie Mae Pool FN MA4805 4 .500 11/01/52 491,548
321,097 Fannie Mae Pool FN MA4807 5 .500 11/01/52 322,343
521,714 Fannie Mae Pool FN MA4847 6 .000 11/01/52 530,937
189,539 Fannie Mae Pool FN MA4852 6 .500 11/01/52 196,341
405,909 Fannie Mae Pool FN MA4842 5 .500 12/01/52 406,136
797,032 Fannie Mae Pool FN MA4894 6 .000 01/01/53 808,725
503,816 Fannie Mae Pool FN MA4895 6 .500 01/01/53 520,565
398,876 Fannie Mae Pool FN MA5027 4 .000 05/01/53 372,065
265,407 Fannie Mae Pool FN MA5008 4 .500 05/01/53 254,127
356,690 Fannie Mae Pool FN MA5009 5 .000 05/01/53 349,941
203,043 Fannie Mae Pool FN MA5012 6 .500 05/01/53 210,102
298,944 Fannie Mae Pool FN MA5038 5 .000 06/01/53 293,287
182,117 Fannie Mae Pool FN MA5071 5 .000 07/01/53 178,671
755,771 Fannie Mae Pool FN MA5106 5 .000 08/01/53 741,470
172,774 Fannie Mae Pool FN MA5108 6 .000 08/01/53 175,561
1,210,000 Fannie Mae Pool FN MA5165 5 .500 10/01/53 1,208,809
79,901 Fannie Mae Pool FN MA5166 6 .000 10/01/53 81,172
244,947 Fannie Mae Pool FN MA5190 5 .500 11/01/53 244,706
152,939 Fannie Mae Pool FN MA5192 6 .500 11/01/53 157,514
62,043 Fannie Mae Pool FN MA5193 7 .000 11/01/53 64,817
724,542 Fannie Mae Pool FN MA5216 6 .000 12/01/53 735,980
138,402 Fannie Mae Pool FN MA5217 6 .500 12/01/53 142,542
170,104 Fannie Mae Pool FN MA5218 7 .000 12/01/53 177,712
316,127 Fannie Mae Pool FN MA5263 4 .000 01/01/54 294,708
162,584 Fannie Mae Pool FN MA5247 6 .000 01/01/54 165,081
187,421 Fannie Mae Pool FN MA5271 5 .500 02/01/54 187,092
134,321 Fannie Mae Pool FN MA5273 6 .500 02/01/54 138,369
123,360 Fannie Mae Pool FN MA5295 6 .000 03/01/54 125,178
60,848 Fannie Mae Pool FN MA5298 7 .000 03/01/54 63,570
498,576 Fannie Mae Pool FN MA5326 4 .500 04/01/54 476,939
185,349 Fannie Mae Pool FN MA5329 6 .500 04/01/54 190,879
186,667 Fannie Mae Pool FN MA5342 7 .000 04/01/54 195,289
368,972 Fannie Mae Pool FN MA5353 5 .500 05/01/54 368,324
141,895 Fannie Mae Pool FN MA5388 5 .500 06/01/54 141,645
95,296 Fannie Mae Pool FN MA5389 6 .000 06/01/54 96,700
333,921 Fannie Mae Pool FN MA5390 6 .500 06/01/54 344,633
634,199 Fannie Mae Pool FN MA5419 5 .000 07/01/54 621,866
353,836 Fannie Mae Pool FN MA5421 6 .000 07/01/54 358,987
472,144 Fannie Mae Pool FN MA5444 5 .500 08/01/54 471,314
441,484 Fannie Mae Pool FN MA5445 6 .000 08/01/54 447,923
412,636 Fannie Mae Pool FN MA5446 6 .500 08/01/54 424,969
1,258,211 Fannie Mae Pool FN MA5471 6 .000 09/01/54 1,276,593
178,711 Fannie Mae Pool FN MA5499 6 .500 10/01/54 184,507
210,602 Fannie Mae Pool FN MA5529 4 .500 11/01/54 201,462
505,590 Fannie Mae Pool FN MA5530 5 .000 11/01/54 495,093
1,119,201 Fannie Mae Pool FN MA5553 5 .500 12/01/54 1,117,234
177,590 (c) Fannie Mae-Aces 3 .127 03/25/28 173,281
244,352 (c) Fannie Mae-Aces 3 .467 07/25/28 240,084
50,000 Ford Credit Auto Lease Trust 2024-B 4 .990 12/15/27 50,426
5,899 Ford Credit Auto Owner Trust 2022-A 1 .290 06/15/26 5,885
50,000 Ford Credit Auto Owner Trust 2024-A 5 .010 09/15/29 51,003

Portfolio of Investments April 30, 2025
(continued)
NUBD

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED (continued)
$ 767,014 Freddie Mac Multifamily Structured Pass Through Certificates 2 .862% 05/25/26 $ 756,000
94,613 Freddie Mac Multifamily Structured Pass Through Certificates 0 .861 06/25/27 92,156
62,000 Freddie Mac Multifamily Structured Pass Through Certificates 1 .760 03/25/28 58,353
100,000 Freddie Mac Multifamily Structured Pass Through Certificates 1 .770 05/25/28 93,677
100,000 Freddie Mac Multifamily Structured Pass Through Certificates 4 .819 06/25/28 102,252
100,000 (c) Freddie Mac Multifamily Structured Pass Through Certificates 4 .650 08/25/28 101,852
100,000 (c) Freddie Mac Multifamily Structured Pass Through Certificates 4 .800 09/25/28 102,273
100,000 (c) Freddie Mac Multifamily Structured Pass Through Certificates 5 .355 01/25/29 104,085
35,000 Freddie Mac Multifamily Structured Pass Through Certificates 5 .400 01/25/29 36,478
100,000 (c) Freddie Mac Multifamily Structured Pass Through Certificates 5 .180 03/25/29 103,585
258,445 Freddie Mac Multifamily Structured Pass Through Certificates 2 .701 04/25/29 251,774
50,000 Freddie Mac Multifamily Structured Pass Through Certificates 4 .618 07/25/29 50,910
90,307 Freddie Mac Multifamily Structured Pass Through Certificates 1 .101 08/25/30 82,590
100,000 Freddie Mac Multifamily Structured Pass Through Certificates 4 .400 10/25/30 100,884
92,898 Freddie Mac Multifamily Structured Pass Through Certificates 1 .353 11/25/30 85,896
50,000 Freddie Mac Multifamily Structured Pass Through Certificates 5 .203 02/25/31 52,264
100,000 Freddie Mac Multifamily Structured Pass Through Certificates 1 .647 05/25/31 85,854
100,000 Freddie Mac Multifamily Structured Pass Through Certificates 4 .963 05/25/31 103,386
200,000 Freddie Mac Multifamily Structured Pass Through Certificates 4 .456 08/25/31 201,542
100,000 (c) Freddie Mac Multifamily Structured Pass Through Certificates 4 .550 01/25/32 101,238
100,000 (c) Freddie Mac Multifamily Structured Pass Through Certificates 4 .800 01/25/32 103,067
100,000 (c) Freddie Mac Multifamily Structured Pass Through Certificates 4 .500 08/25/33 100,092
95,000 (c) Freddie Mac Multifamily Structured Pass Through Certificates 5 .150 12/25/33 99,068
50,000 Freddie Mac Multifamily Structured Pass Through Certificates 4 .489 09/25/34 49,713
90,000 Freddie Mac Multifamily Structured Pass Through Certificates 4 .760 10/25/34 91,252
100,000 (c) Freddie Mac Multifamily Structured Pass Through Certificates 4 .660 12/25/34 100,529
96,883 Freddie Mac Multifamily Structured Pass Through Certificates 2 .007 07/25/35 81,795
643,599 Freddie Mac Pool FR SD3574 3 .000 11/01/48 572,358
92,559 Freddie Mac Pool FR SD8071 4 .500 06/01/50 89,355
224,454 Freddie Mac Pool FR SD8161 2 .500 08/01/51 187,274
232,771 Freddie Mac Pool FR SD8195 3 .000 02/01/52 202,575
338,879 Freddie Mac Pool FR SD5345 2 .500 04/01/52 283,124
206,123 Freddie Mac Pool FR SD8428 4 .000 05/01/54 192,135
389,913 Ginnie Mae II Pool G2 MA3663 3 .500 05/20/46 358,278
49,446 Ginnie Mae II Pool G2 MA5264 4 .000 06/20/48 46,524
56,804 Ginnie Mae II Pool G2 MA5398 4 .000 08/20/48 53,419
352,456 Ginnie Mae II Pool G2 MA6038 3 .000 07/20/49 314,744
164,281 Ginnie Mae II Pool G2 MA6283 3 .000 11/20/49 146,148
199,527 Ginnie Mae II Pool G2 MA6284 3 .500 11/20/49 181,710
644,653 Ginnie Mae II Pool G2 MA6338 3 .000 12/20/49 573,296
188,589 Ginnie Mae II Pool G2 MA6340 4 .000 12/20/49 177,194
199,376 Ginnie Mae II Pool G2 MA6410 3 .500 01/20/50 182,608
123,338 Ginnie Mae II Pool G2 MA6542 3 .500 03/20/50 112,972
63,950 Ginnie Mae II Pool G2 MA6600 3 .500 04/20/50 58,565
65,368 Ginnie Mae II Pool G2 MA6820 3 .000 08/20/50 58,064
644,463 Ginnie Mae II Pool G2 MA6864 2 .000 09/20/50 525,881
573,452 Ginnie Mae II Pool G2 MA6865 2 .500 09/20/50 490,168
69,103 Ginnie Mae II Pool G2 MA6931 2 .500 10/20/50 58,991
230,482 Ginnie Mae II Pool G2 MA6995 2 .500 11/20/50 196,686
409,908 Ginnie Mae II Pool G2 MA7051 2 .000 12/20/50 334,481
194,847 Ginnie Mae II Pool G2 MA7054 3 .500 12/20/50 177,830
381,134 Ginnie Mae II Pool G2 MA7136 2 .500 01/20/51 324,878
433,427 Ginnie Mae II Pool G2 MA7312 2 .500 04/20/51 369,751
479,953 Ginnie Mae II Pool G2 MA7367 2 .500 05/20/51 409,273
313,896 Ginnie Mae II Pool G2 MA7419 3 .000 06/20/51 278,131
693,573 Ginnie Mae II Pool G2 MA7472 2 .500 07/20/51 591,191
705,726 Ginnie Mae II Pool G2 MA7533 2 .000 08/20/51 575,850
212,573 Ginnie Mae II Pool G2 MA7534 2 .500 08/20/51 181,194
227,904 Ginnie Mae II Pool G2 MA7589 2 .500 09/20/51 194,261
207,742 Ginnie Mae II Pool G2 MA7650 3 .000 10/20/51 184,011
697,031 Ginnie Mae II Pool G2 MA7704 2 .000 11/20/51 568,858
224,179 Ginnie Mae II Pool G2 MA7705 2 .500 11/20/51 191,085

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED (continued)
$ 344,164 Ginnie Mae II Pool G2 MA7767 2 .500% 12/20/51 $ 293,357
479,661 Ginnie Mae II Pool G2 MA7826 2 .000 01/20/52 391,387
154,418 Ginnie Mae II Pool G2 MA7827 2 .500 01/20/52 131,622
1,281,528 Ginnie Mae II Pool G2 MA7882 3 .000 02/20/52 1,135,042
188,415 Ginnie Mae II Pool G2 MA7883 3 .500 02/20/52 171,761
1,361,717 Ginnie Mae II Pool G2 MA7935 2 .000 03/20/52 1,111,090
198,466 Ginnie Mae II Pool G2 MA7936 2 .500 03/20/52 169,166
384,786 Ginnie Mae II Pool G2 MA7937 3 .000 03/20/52 340,792
711,895 Ginnie Mae II Pool G2 MA7938 3 .500 03/20/52 648,313
180,973 Ginnie Mae II Pool G2 MA7939 4 .000 03/20/52 169,190
508,782 Ginnie Mae II Pool G2 MA8042 2 .500 05/20/52 433,669
188,494 Ginnie Mae II Pool G2 MA8044 3 .500 05/20/52 171,581
398,240 Ginnie Mae II Pool G2 MA8046 4 .500 05/20/52 383,634
687,911 Ginnie Mae II Pool G2 MA8100 4 .000 06/20/52 643,013
201,421 Ginnie Mae II Pool G2 MA8101 4 .500 06/20/52 193,992
385,991 Ginnie Mae II Pool G2 MA8102 5 .000 06/20/52 379,759
405,853 Ginnie Mae II Pool G2 MA8151 4 .500 07/20/52 390,632
166,177 Ginnie Mae II Pool G2 MA8200 4 .000 08/20/52 155,331
163,479 Ginnie Mae II Pool G2 MA8201 4 .500 08/20/52 157,448
159,466 Ginnie Mae II Pool G2 MA8202 5 .000 08/20/52 157,198
165,739 Ginnie Mae II Pool G2 MA8266 3 .500 09/20/52 150,599
184,374 Ginnie Mae II Pool G2 MA8267 4 .000 09/20/52 172,340
148,605 Ginnie Mae II Pool G2 MA8349 5 .500 10/20/52 149,162
361,790 Ginnie Mae II Pool G2 MA8428 5 .000 11/20/52 355,920
126,567 Ginnie Mae II Pool G2 MA8430 6 .000 11/20/52 128,985
240,978 Ginnie Mae II Pool G2 MA8487 3 .500 12/20/52 219,101
374,861 Ginnie Mae II Pool G2 MA8491 5 .500 12/20/52 376,113
124,639 Ginnie Mae II Pool G2 MA8492 6 .000 12/20/52 126,171
315,757 Ginnie Mae II Pool G2 MA8571 6 .000 01/20/53 319,641
143,390 Ginnie Mae II Pool G2 MA8572 6 .500 01/20/53 147,132
283,951 Ginnie Mae II Pool G2 MA8801 5 .500 04/20/53 284,727
176,093 Ginnie Mae II Pool G2 MA8876 4 .000 05/20/53 164,546
101,980 Ginnie Mae II Pool G2 MA8881 6 .500 05/20/53 104,395
202,681 Ginnie Mae II Pool G2 MA8946 4 .500 06/20/53 194,640
91,185 Ginnie Mae II Pool G2 MA9015 4 .500 07/20/53 87,595
250,530 Ginnie Mae II Pool G2 MA9106 5 .500 08/20/53 250,958
247,533 Ginnie Mae II Pool G2 MA9170 5 .000 09/20/53 243,131
164,407 Ginnie Mae II Pool G2 MA9171 5 .500 09/20/53 164,872
71,168 Ginnie Mae II Pool G2 MA9172 6 .000 09/20/53 72,363
46,150 Ginnie Mae II Pool G2 MA9244 7 .000 10/20/53 47,717
200,104 Ginnie Mae II Pool G2 MA9303 4 .500 11/20/53 191,854
282,390 Ginnie Mae II Pool G2 MA9361 5 .000 12/20/53 277,311
289,145 Ginnie Mae II Pool G2 MA9422 5 .000 01/20/54 283,954
205,067 Ginnie Mae II Pool G2 MA9424 6 .000 01/20/54 208,204
86,342 Ginnie Mae II Pool G2 MA9425 6 .500 01/20/54 88,401
180,048 Ginnie Mae II Pool G2 MA9490 6 .500 02/20/54 184,289
151,956 Ginnie Mae II Pool G2 MA9671 7 .000 05/20/54 156,853
208,149 Ginnie Mae II Pool G2 MA9722 4 .000 06/20/54 193,874
95,296 Ginnie Mae II Pool G2 MA9725 5 .500 06/20/54 95,342
224,534 Ginnie Mae II Pool G2 MA9726 6 .000 06/20/54 227,629
240,014 Ginnie Mae II Pool G2 MA9779 5 .500 07/20/54 240,117
295,103 Ginnie Mae II Pool G2 MA9849 4 .500 08/20/54 282,631
288,638 Ginnie Mae II Pool G2 MA9852 6 .000 08/20/54 292,146
196,849 Ginnie Mae II Pool G2 MA9905 5 .000 09/20/54 193,224
681,795 Ginnie Mae II Pool G2 MA9906 5 .500 09/20/54 681,948
194,839 Ginnie Mae II Pool G2 MA9907 6 .000 09/20/54 197,219
399,378 Ginnie Mae II Pool G2 MA9964 5 .000 10/20/54 392,022
374,612 Ginnie Mae II Pool G2 MA9967 6 .500 10/20/54 383,396
5,265 GM Financial Consumer Automobile Receivables Trust 2022-1 1 .260 11/16/26 5,244
50,000 GM Financial Consumer Automobile Receivables Trust 2024-2 5 .100 03/16/29 50,542
200,000 GS Mortgage Securities Trust 2019-GC38 3 .968 02/10/52 194,255
50,000 Harley-Davidson Motorcycle Trust 2024-B 4 .310 07/16/29 50,108

Portfolio of Investments April 30, 2025
(continued)
NUBD

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED (continued)
$ 40,000 Honda Auto Receivables 2024-2 Owner Trust 5 .210% 07/18/30 $ 40,945
50,000 Honda Auto Receivables 2024-3 Owner Trust 4 .570 03/21/29 50,324
100,000 Hyundai Auto Receivables Trust 2023-C 5 .540 10/16/28 101,356
47,369 John Deere Owner Trust 0 .740 05/15/28 47,280
25,000 Mercedes-Benz Auto Receivables Trust 2024-1 4 .790 07/15/31 25,302
100,000 Morgan Stanley Capital I Trust 2021-L5 1 .518 05/15/54 96,014
50,000 Nissan Auto Lease Trust 2025-A 4 .750 03/15/28 50,551
100,000 Santander Drive Auto Receivables Trust 2024-2 5 .630 11/15/28 100,667
100,000 Synchrony Card Funding LLC 5 .540 07/15/29 101,427
44,255 Toyota Auto Receivables 2021-B Owner Trust 0 .530 10/15/26 43,969
35,000 Toyota Auto Receivables 2024-D Owner Trust 4 .430 04/15/30 35,274
90,000 Verizon Master Trust Series 2024-4 5 .210 06/20/29 90,656
6,936 Wells Fargo Commercial Mortgage Trust 2016-C32 3 .324 01/15/59 6,920
300,000 Wells Fargo Commercial Mortgage Trust 2019-C49 3 .760 03/15/52 292,118
50,000 Wells Fargo Commercial Mortgage Trust 2024-5C2 5 .439 11/15/57 51,493
50,000 WF Card Issuance Trust 4 .290 10/15/29 50,256
50,000 World Omni Auto Receivables Trust 2024-C 4 .430 12/17/29 50,232
TOTAL SECURITIZED
(Cost $116,888,870) 107,466,752
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
U.S. TREASURY - 44.4%
350,000 United States Treasury Note/Bond 4 .250 01/31/26 350,541
250,000 United States Treasury Note/Bond 0 .500 02/28/26 242,910
2,450,000 United States Treasury Note/Bond 4 .625 02/28/26 2,462,078
400,000 United States Treasury Note/Bond 4 .875 04/30/26 403,728
700,000 United States Treasury Note/Bond 0 .750 05/31/26 676,977
100,000 United States Treasury Note/Bond 4 .875 05/31/26 101,031
1,700,000 United States Treasury Note/Bond 0 .875 06/30/26 1,643,090
1,550,000 United States Treasury Note/Bond 4 .625 06/30/26 1,563,744
1,100,000 United States Treasury Note/Bond 0 .625 07/31/26 1,057,719
1,100,000 United States Treasury Note/Bond 4 .375 07/31/26 1,107,562
1,450,000 United States Treasury Note/Bond 0 .750 08/31/26 1,393,586
2,800,000 United States Treasury Note/Bond 3 .750 08/31/26 2,798,797
2,600,000 United States Treasury Note/Bond 0 .875 09/30/26 2,498,234
1,350,000 United States Treasury Note/Bond 3 .500 09/30/26 1,345,518
900,000 United States Treasury Note/Bond 1 .125 10/31/26 866,285
1,700,000 United States Treasury Note/Bond 4 .125 10/31/26 1,709,695
1,600,000 United States Treasury Note/Bond 1 .250 11/30/26 1,540,437
1,100,000 United States Treasury Note/Bond 1 .250 12/31/26 1,057,289
1,850,000 United States Treasury Note/Bond 4 .250 12/31/26 1,866,766
1,750,000 United States Treasury Note/Bond 1 .875 02/28/27 1,695,791
500,000 United States Treasury Note/Bond 2 .500 03/31/27 489,766
1,250,000 United States Treasury Note/Bond 2 .750 04/30/27 1,229,541
200,000 United States Treasury Note/Bond 4 .500 05/15/27 203,437
2,000,000 United States Treasury Note/Bond 2 .625 05/31/27 1,960,781
900,000 United States Treasury Note/Bond 0 .500 06/30/27 842,344
2,500,000 United States Treasury Note/Bond 3 .250 06/30/27 2,482,422
1,000,000 United States Treasury Note/Bond 2 .750 07/31/27 981,641
2,186,000 United States Treasury Note/Bond 2 .250 08/15/27 2,122,213
100,000 United States Treasury Note/Bond 4 .125 09/30/27 101,277
1,600,000 United States Treasury Note/Bond 4 .125 10/31/27 1,620,313
888,000 United States Treasury Note/Bond 2 .250 11/15/27 859,279
300,000 United States Treasury Note/Bond 4 .125 11/15/27 303,832
320,000 United States Treasury Note/Bond 0 .625 11/30/27 296,787
1,600,000 United States Treasury Note/Bond 3 .875 11/30/27 1,610,938
3,798,000 United States Treasury Note/Bond 3 .875 12/31/27 3,827,375
1,500,000 United States Treasury Note/Bond 3 .500 01/31/28 1,496,426
2,344,000 United States Treasury Note/Bond 2 .750 02/15/28 2,292,084
1,200,000 United States Treasury Note/Bond 4 .000 02/29/28 1,212,938
3,200,000 United States Treasury Note/Bond 3 .625 03/31/28 3,204,125

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
U.S. TREASURY (continued)
$ 2,000,000 United States Treasury Note/Bond 3 .500% 04/30/28 $ 1,994,531
1,100,000 United States Treasury Note/Bond 3 .625 05/31/28 1,100,730
1,900,000 United States Treasury Note/Bond 4 .000 06/30/28 1,923,230
2,450,000 United States Treasury Note/Bond 4 .125 07/31/28 2,488,473
3,700,000 United States Treasury Note/Bond 4 .625 09/30/28 3,818,949
650,000 United States Treasury Note/Bond 1 .375 10/31/28 602,316
2,000,000 United States Treasury Note/Bond 4 .875 10/31/28 2,080,859
2,550,000 United States Treasury Note/Bond 4 .375 11/30/28 2,612,455
4,750,000 United States Treasury Note/Bond 3 .750 12/31/28 4,767,070
300,000 United States Treasury Note/Bond 1 .750 01/31/29 280,230
2,850,000 United States Treasury Note/Bond 4 .000 01/31/29 2,884,734
3,850,000 United States Treasury Note/Bond 4 .250 02/28/29 3,931,812
2,650,000 United States Treasury Note/Bond 4 .125 03/31/29 2,694,512
800,000 United States Treasury Note/Bond 4 .625 04/30/29 828,344
1,470,000 United States Treasury Note/Bond 2 .375 05/15/29 1,399,658
2,200,000 United States Treasury Note/Bond 4 .500 05/31/29 2,268,664
3,650,000 United States Treasury Note/Bond 4 .250 06/30/29 3,730,129
2,950,000 United States Treasury Note/Bond 4 .000 07/31/29 2,986,990
514,000 United States Treasury Note/Bond 1 .625 08/15/29 473,302
4,600,000 United States Treasury Note/Bond 3 .625 08/31/29 4,589,937
3,600,000 United States Treasury Note/Bond 3 .500 09/30/29 3,572,297
5,050,000 United States Treasury Note/Bond 4 .125 10/31/29 5,139,361
1,800,000 United States Treasury Note/Bond 4 .125 11/30/29 1,832,695
500,000 United States Treasury Note/Bond 3 .875 12/31/29 503,613
750,000 United States Treasury Note/Bond 4 .375 12/31/29 771,328
3,050,000 United States Treasury Note/Bond 4 .250 01/31/30 3,121,127
1,300,000 United States Treasury Note/Bond 4 .000 03/31/30 1,316,148
3,000,000 United States Treasury Note/Bond 3 .875 04/30/30 3,021,328
100,000 United States Treasury Note/Bond 0 .625 05/15/30 85,812
150,000 United States Treasury Note/Bond 4 .000 01/31/31 151,354
750,000 United States Treasury Note/Bond 4 .625 05/31/31 780,850
100,000 United States Treasury Note/Bond 4 .125 10/31/31 101,270
700,000 United States Treasury Note/Bond 4 .125 11/30/31 708,723
250,000 United States Treasury Note/Bond 4 .500 12/31/31 258,545
1,000,000 United States Treasury Note/Bond 1 .875 02/15/32 878,008
500,000 United States Treasury Note/Bond 4 .125 02/29/32 505,938
3,050,000 United States Treasury Note/Bond 2 .875 05/15/32 2,849,963
1,150,000 United States Treasury Note/Bond 2 .750 08/15/32 1,061,998
1,150,000 United States Treasury Note/Bond 4 .125 11/15/32 1,161,320
700,000 United States Treasury Note/Bond 3 .500 02/15/33 676,293
800,000 United States Treasury Note/Bond 3 .375 05/15/33 763,938
1,300,000 United States Treasury Note/Bond 3 .875 08/15/33 1,283,547
1,750,000 United States Treasury Note/Bond 4 .500 11/15/33 1,803,730
1,650,000 United States Treasury Note/Bond 4 .000 02/15/34 1,637,367
2,500,000 United States Treasury Note/Bond 4 .375 05/15/34 2,547,852
750,000 United States Treasury Note/Bond 3 .875 08/15/34 734,648
2,000,000 United States Treasury Note/Bond 4 .250 11/15/34 2,015,312
2,250,000 United States Treasury Note/Bond 4 .625 02/15/35 2,334,375
200,000 United States Treasury Note/Bond 1 .125 08/15/40 123,875
1,300,000 United States Treasury Note/Bond 1 .875 02/15/41 901,113
500,000 United States Treasury Note/Bond 2 .250 05/15/41 366,133
1,050,000 United States Treasury Note/Bond 1 .750 08/15/41 702,762
198,000 United States Treasury Note/Bond 2 .000 11/15/41 137,355
1,400,000 United States Treasury Note/Bond 2 .375 02/15/42 1,026,430
3,900,000 United States Treasury Note/Bond 3 .250 05/15/42 3,255,891
1,964,000 United States Treasury Note/Bond 2 .750 08/15/42 1,516,500
500,000 United States Treasury Note/Bond 3 .375 08/15/42 423,730
135,000 United States Treasury Note/Bond 2 .750 11/15/42 103,755
498,000 United States Treasury Note/Bond 4 .000 11/15/42 459,172
600,000 United States Treasury Note/Bond 3 .875 05/15/43 541,711
950,000 United States Treasury Note/Bond 4 .375 08/15/43 916,008
2,340,000 United States Treasury Note/Bond 4 .750 11/15/43 2,364,131

Portfolio of Investments April 30, 2025
(continued)
NUBD

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
U.S. TREASURY (continued)
$ 1,350,000 United States Treasury Note/Bond 4 .500% 02/15/44 $ 1,319,150
900,000 United States Treasury Note/Bond 4 .625 05/15/44 892,934
100,000 United States Treasury Note/Bond 4 .125 08/15/44 92,687
400,000 United States Treasury Note/Bond 4 .625 11/15/44 396,000
900,000 United States Treasury Note/Bond 4 .750 02/15/45 906,187
4,221,000 United States Treasury Note/Bond 2 .750 08/15/47 3,040,274
1,850,000 United States Treasury Note/Bond 1 .250 05/15/50 899,924
700,000 United States Treasury Note/Bond 1 .375 08/15/50 349,098
200,000 United States Treasury Note/Bond 1 .625 11/15/50 106,617
3,800,000 United States Treasury Note/Bond 1 .875 02/15/51 2,158,578
1,100,000 United States Treasury Note/Bond 2 .375 05/15/51 705,203
160,000 United States Treasury Note/Bond 1 .875 11/15/51 90,050
1,300,000 United States Treasury Note/Bond 2 .250 02/15/52 803,766
1,350,000 United States Treasury Note/Bond 2 .875 05/15/52 961,770
550,000 United States Treasury Note/Bond 3 .000 08/15/52 402,102
949,000 United States Treasury Note/Bond 4 .000 11/15/52 841,756
550,000 United States Treasury Note/Bond 3 .625 02/15/53 455,211
1,210,000 United States Treasury Note/Bond 3 .625 05/15/53 1,001,417
1,590,000 United States Treasury Note/Bond 4 .125 08/15/53 1,441,062
1,200,000 United States Treasury Note/Bond 4 .750 11/15/53 1,206,703
1,500,000 United States Treasury Note/Bond 4 .250 02/15/54 1,388,965
875,000 United States Treasury Note/Bond 4 .625 05/15/54 862,593
1,350,000 United States Treasury Note/Bond 4 .250 08/15/54 1,251,492
1,450,000 United States Treasury Note/Bond 4 .500 11/15/54 1,403,555
850,000 United States Treasury Note/Bond 4 .625 02/15/55 841,102
TOTAL U.S. TREASURY
(Cost $188,195,671) 179,251,724
TOTAL LONG-TERM INVESTMENTS
(Cost $423,917,055) 398,543,401
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.2%
938,209 (d) State Street Navigator Securities Lending Government Money
Market Portfolio
4 .360 (e) $ 938,209
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $938,209) 938,209
TOTAL INVESTMENTS - 98 .9%
(Cost $ 424,855,264 ) 399,481,610
OTHER ASSETS & LIABILITIES, NET - 1.1% 4,598,687
NET ASSETS - 100% $ 404,080,297
CLO Collateralized Loan Obligation
S&P Standard & Poor's
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
(a) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $906,214.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $847,444 or 0.2% of Total Investments.
(c) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(d) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(e) The rate shown is the one-day yield as of the end of the reporting period.

financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
NUBD
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Debt $ – $ 94,344,515 $ – $ 94,344,515
Government Related – 17,480,410 – 17,480,410
Securitized – 107,466,752 – 107,466,752
U.S. Treasury – 179,251,724 – 179,251,724
Investments Purchased with Collateral from Securities
Lending 938,209 – – 938,209
Total $ 938,209 $ 398,543,401 $ – $ 399,481,610
a

Portfolio of Investments April 30, 2025
NPFI
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 98.1%
31365660 $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 53.2% 31365660
AUTOMOBILES & COMPONENTS - 2.2%
$ 1,048,000 (a) General Motors Financial Co Inc 5 .750 % N/A $ 975,424
329,000 (a) General Motors Financial Co Inc 5 .700 N/A 309,356
TOTAL AUTOMOBILES & COMPONENTS 1,284,780
BANKS - 22.4%
350,000 (a) Bank of America Corp 6 .300 N/A 350,299
100,000 (a) Bank of America Corp 6 .125 N/A 99,751
600,000 (a) Bank of America Corp 5 .875 N/A 593,757
41,000 (a) Bank of America Corp 4 .375 N/A 39,285
400,000 Bank of Montreal 7 .700 05/26/84 407,164
400,000 Bank of Montreal 7 .300 11/26/84 393,278
200,000 Bank of Nova Scotia/The 8 .000 01/27/84 204,642
200,000 Canadian Imperial Bank of Commerce 6 .950 01/28/85 192,842
135,000 (a) Citigroup Inc 4 .150 N/A 128,552
559,000 (a) Citigroup Inc 7 .375 N/A 565,954
151,000 (a) Citigroup Inc 6 .250 N/A 151,454
465,000 (a) Citigroup Inc 7 .125 N/A 458,609
600,000 (a) Citigroup Inc 7 .000 N/A 595,286
446,000 (a) Citigroup Inc 7 .625 N/A 457,967
250,000 (a) CoBank ACB 7 .250 N/A 250,168
435,000 (a) Huntington Bancshares Inc/OH 5 .625 N/A 427,897
868,000 (a) JPMorgan Chase & Co 6 .875 N/A 894,123
809,000 (a) JPMorgan Chase & Co 3 .650 N/A 783,788
300,000 (a) JPMorgan Chase & Co 6 .500 N/A 299,776
287,000 (a) KeyCorp 5 .000 N/A 277,391
17,000 (a) M&T Bank Corp 3 .500 N/A 15,556
222,000 (a) M&T Bank Corp 5 .125 N/A 214,991
610,000 (a) PNC Financial Services Group Inc/The 6 .250 N/A 600,145
286,000 (a) PNC Financial Services Group Inc/The 6 .000 N/A 282,871
545,000 (a) PNC Financial Services Group Inc/The 6 .200 N/A 544,641
30,000 (a) PNC Financial Services Group Inc/The 5 .000 N/A 29,557
180,000 (a) PNC Financial Services Group Inc/The 3 .400 N/A 169,288
400,000 Toronto-Dominion Bank/The 8 .125 10/31/82 413,434
260,000 (a) Truist Financial Corp 5 .100 N/A 248,937
828,000 (a) Truist Financial Corp 6 .669 N/A 813,272
176,000 (a) US Bancorp 5 .300 N/A 171,110
800,000 (a) Wells Fargo & Co 6 .850 N/A 808,726
824,000 (a) Wells Fargo & Co 7 .625 N/A 867,437
358,000 (a) Wells Fargo & Co 3 .900 N/A 351,615
127,000 (a) Wells Fargo & Co 5 .875 N/A 126,414
TOTAL BANKS 13,229,977
CAPITAL GOODS - 0.5%
48,000 (a) Air Lease Corp 4 .650 N/A 46,487
260,000 (a) Air Lease Corp 6 .000 N/A 243,357
TOTAL CAPITAL GOODS 289,844
ENERGY - 4.5%
109,000 (a) Energy Transfer LP 6 .500 N/A 108,247
180,000 (a) Energy Transfer LP 6 .625 N/A 172,803
247,000 (a) Energy Transfer LP 7 .125 N/A 243,408
400,000 Energy Transfer LP 8 .000 05/15/54 415,176
470,000 (b) South Bow Canadian Infrastructure Holdings Ltd 7 .500 03/01/55 461,973
294,000 Transcanada Trust 5 .875 08/15/76 289,717
300,000 Transcanada Trust 5 .600 03/07/82 276,806
250,000 Transcanada Trust 5 .300 03/15/77 239,249
350,000 Transcanada Trust 5 .500 09/15/79 332,039
125,000 (a),(b) Venture Global LNG Inc 9 .000 N/A 107,442
TOTAL ENERGY 2,646,860

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES - 8.6%
$ 1,315,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6 .950% 03/10/55 $ 1,320,467
222,000 (a) Ally Financial Inc 4 .700 N/A 187,843
176,000 (a) American Express Co 3 .550 N/A 168,402
211,000 (a) Bank of New York Mellon Corp/The 4 .700 N/A 209,517
150,000 (a) Capital One Financial Corp 3 .950 N/A 142,473
419,000 (a) Charles Schwab Corp/The 4 .000 N/A 405,755
413,000 (a) Charles Schwab Corp/The 5 .375 N/A 411,632
85,000 (a) Discover Financial Services 5 .500 N/A 81,233
250,000 (a) Goldman Sachs Group Inc/The 7 .500 N/A 254,941
500,000 (a) Goldman Sachs Group Inc/The 6 .125 N/A 471,416
600,000 (a) Goldman Sachs Group Inc/The 6 .850 N/A 591,759
282,000 (a) Goldman Sachs Group Inc/The 5 .300 N/A 279,361
179,000 (a) Goldman Sachs Group Inc/The 7 .500 N/A 185,342
177,000 (a) State Street Corp 6 .700 N/A 177,625
150,000 (a) Voya Financial Inc 7 .758 N/A 152,108
TOTAL FINANCIAL SERVICES 5,039,874
FOOD, BEVERAGE & TOBACCO - 0.6%
450,000 (a),(b) Land O' Lakes Inc 7 .250 N/A 373,500
TOTAL FOOD, BEVERAGE & TOBACCO 373,500
HEALTH CARE EQUIPMENT & SERVICES - 0.3%
200,000 CVS Health Corp 6 .750 12/10/54 198,653
TOTAL HEALTH CARE EQUIPMENT & SERVICES 198,653
INSURANCE - 4.2%
134,000 AXIS Specialty Finance LLC 4 .900 01/15/40 127,443
1,000,000 Corebridge Financial Inc 6 .375 09/15/54 963,417
266,000 Enstar Finance LLC 5 .500 01/15/42 255,182
50,000 (b) Enstar Group Ltd 7 .500 04/01/45 50,139
104,000 (b) MetLife Inc 9 .250 04/08/38 120,575
46,000 (a) MetLife Inc 3 .850 N/A 45,425
23,000 (a) MetLife Inc 5 .875 N/A 23,273
84,000 PartnerRe Finance B LLC 4 .500 10/01/50 77,280
174,000 Prudential Financial Inc 5 .375 05/15/45 173,872
125,000 Prudential Financial Inc 5 .125 03/01/52 117,479
107,000 Prudential Financial Inc 3 .700 10/01/50 95,522
225,000 Prudential Financial Inc 6 .500 03/15/54 225,706
250,000 (a),(b) SBL Holdings Inc 6 .500 N/A 218,775
TOTAL INSURANCE 2,494,088
MEDIA & ENTERTAINMENT - 0.5%
250,000 (a),(b) Farm Credit Bank of Texas 7 .750 N/A 259,045
38,000 Paramount Global 6 .375 03/30/62 36,553
TOTAL MEDIA & ENTERTAINMENT 295,598
TELECOMMUNICATION SERVICES - 0.7%
200,000 Bell Telephone Co of Canada or Bell Canada 7 .000 09/15/55 198,468
170,000 Vodafone Group PLC 4 .125 06/04/81 151,029
73,000 Vodafone Group PLC 7 .000 04/04/79 75,004
TOTAL TELECOMMUNICATION SERVICES 424,501
UTILITIES - 8.7%
235,000 AES Corp/The 7 .600 01/15/55 232,195
400,000 (b) AltaGas Ltd 7 .200 10/15/54 390,646
86,000 American Electric Power Co Inc 3 .875 02/15/62 80,786
125,000 CMS Energy Corp 6 .500 06/01/55 121,868
302,000 Dominion Energy Inc 7 .000 06/01/54 313,553
180,000 Duke Energy Corp 6 .450 09/01/54 180,378
329,000 (a) Edison International 5 .375 N/A 308,370
50,000 (a) Edison International 5 .000 N/A 44,232
208,000 Emera Inc 6 .750 06/15/76 208,282
335,000 Entergy Corp 7 .125 12/01/54 336,821
1,000,000 EUSHI Finance Inc 7 .625 12/15/54 1,004,457
959,000 NextEra Energy Capital Holdings Inc 6 .750 06/15/54 968,769
400,000 PG&E Corp 7 .375 03/15/55 388,316
84,000 Sempra 4 .125 04/01/52 76,970
102,000 Southern Co/The 4 .000 01/15/51 100,503

Portfolio of Investments April 30, 2025
(continued)
NPFI

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 200,000 (a),(b) Vistra Corp 8 .875 % N/A $ 210,445
19,000 (a),(b) Vistra Corp 7 .000 N/A 19,188
100,000 (a),(b) Vistra Corp 8 .000 N/A 102,206
TOTAL UTILITIES 5,087,985
TOTAL $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED
(Cost $31,776,346) 31,365,660
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
26457792 CORPORATE BONDS - 44.9% 26457792
BANKS - 32.2%
656,000 (a),(c) Banco Bilbao Vizcaya Argentaria SA 9 .375 N/A 706,514
400,000 (a),(c) Banco Bilbao Vizcaya Argentaria SA 7 .750 N/A 391,457
200,000 (a),(c) Banco Bilbao Vizcaya Argentaria SA 6 .125 N/A 192,226
600,000 (a),(c) Banco Santander SA 4 .750 N/A 566,021
600,000 (a),(c) Banco Santander SA 9 .625 N/A 677,815
600,000 (a),(c) Banco Santander SA 8 .000 N/A 613,071
650,000 (a) Bank of America Corp 6 .625 N/A 650,299
800,000 (a),(c) Barclays PLC 9 .625 N/A 873,328
300,000 (a),(c) Barclays PLC 6 .125 N/A 298,248
200,000 (a),(c) Barclays PLC 7 .625 N/A 191,330
402,000 (a),(c) Barclays PLC 8 .000 N/A 410,691
600,000 (a),(b),(c) BNP Paribas SA 7 .750 N/A 616,733
483,000 (a),(b),(c) BNP Paribas SA 9 .250 N/A 508,184
450,000 (a),(b),(c) BNP Paribas SA 8 .000 N/A 464,629
891,000 (a),(b),(c) BNP Paribas SA 8 .500 N/A 928,674
723,000 (a),(b),(c) Credit Agricole SA 6 .700 N/A 684,621
657,000 (a),(b),(c) Credit Agricole SA 8 .125 N/A 665,109
400,000 (a),(c) HSBC Holdings PLC 6 .500 N/A 397,214
222,000 (a),(c) HSBC Holdings PLC 6 .000 N/A 219,144
500,000 (a),(c) HSBC Holdings PLC 6 .950 N/A 487,483
718,000 (a),(c) HSBC Holdings PLC 8 .000 N/A 745,719
600,000 (a),(c) HSBC Holdings PLC 6 .875 N/A 595,030
600,000 (a),(c) ING Groep NV 5 .750 N/A 590,193
988,000 (a),(c) ING Groep NV 7 .500 N/A 1,000,350
200,000 (a),(b),(c) Intesa Sanpaolo SpA 7 .700 N/A 200,622
800,000 (a),(c) Lloyds Banking Group PLC 8 .000 N/A 820,128
306,000 (a),(c) Lloyds Banking Group PLC 7 .500 N/A 305,059
200,000 (a),(c) Lloyds Banking Group PLC 6 .750 N/A 187,376
771,000 (a),(c) NatWest Group PLC 8 .125 N/A 796,242
297,000 (a),(c) NatWest Group PLC 6 .000 N/A 295,171
400,000 (a),(c) NatWest Group PLC 8 .000 N/A 401,058
200,000 (a),(c) NatWest Group PLC 4 .600 N/A 165,749
400,000 (a),(b),(c) Nordea Bank Abp 6 .300 N/A 381,051
800,000 (a),(b),(c) Societe Generale SA 10 .000 N/A 860,250
400,000 (a),(b),(c) Societe Generale SA 8 .500 N/A 403,627
377,000 (a),(b),(c) Societe Generale SA 9 .375 N/A 394,356
300,000 (a),(b),(c) Standard Chartered PLC 6 .000 N/A 299,380
TOTAL BANKS 18,984,152
ENERGY - 3.6%
315,000 Enbridge Inc 6 .000 01/15/77 308,676
548,000 Enbridge Inc 5 .750 07/15/80 525,221
239,000 Enbridge Inc 7 .625 01/15/83 243,775
955,000 Enbridge Inc 8 .500 01/15/84 1,029,385
TOTAL ENERGY 2,107,057
FINANCIAL SERVICES - 5.6%
200,000 (a),(c) Deutsche Bank AG 4 .789 N/A 198,000
600,000 (a),(c) Deutsche Bank AG 6 .000 N/A 587,602
400,000 (a),(b),(c) UBS Group AG 7 .750 N/A 409,217
600,000 (a),(c) UBS Group AG 6 .875 N/A 600,000
1,043,000 (a),(b),(c) UBS Group AG 9 .250 N/A 1,165,855
300,000 (a),(b),(c) UBS Group AG 9 .250 N/A 324,148
TOTAL FINANCIAL SERVICES 3,284,822

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INSURANCE - 2.9%
$ 1,362,000 Assurant Inc 7 .000% 03/27/48 $ 1,355,430
150,000 MetLife Inc 6 .350 03/15/55 149,009
200,000 (a),(c) Phoenix Group Holdings PLC 8 .500 N/A 203,682
TOTAL INSURANCE 1,708,121
TELECOMMUNICATION SERVICES - 0.6%
375,000 Rogers Communications Inc 7 .125 04/15/55 373,640
TOTAL TELECOMMUNICATION SERVICES 373,640
TOTAL CORPORATE BONDS
(Cost $26,672,429) 26,457,792
TOTAL LONG-TERM INVESTMENTS
(Cost $58,448,775) 57,823,452
OTHER ASSETS & LIABILITIES, NET - 1.9% 1,096,594
NET ASSETS - 100% $ 58,920,046
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
(a) Perpetual security. Maturity date is not applicable.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $10,620,390 or 18.4% of Total Investments.
(c) Contingent Capital Securities (“CoCos”) are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer, for example an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level. As of the end of the reporting period, the Fund’s total investment in CoCos was 37.7% of Total Investments.
Preferred and Income
Level 1 Level 2 Level 3 Total
Long-Term Investments:
$1,000 Par (or similar) Institutional Preferred $ – $ 31,365,660 $ – $ 31,365,660
Corporate Bonds – 26,457,792 – 26,457,792
Total $ – $ 57,823,452 $ – $ 57,823,452

Portfolio of Investments April 30, 2025
NSCR
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.7%
COMMON STOCKS - 99.7%
COMMUNICATION SERVICES - 7.9%
798 Alphabet Inc, Class A $ 126,722
663 Alphabet Inc, Class C 106,670
392 Meta Platforms Inc 215,208
TOTAL COMMUNICATION SERVICES 448,600
CONSUMER DISCRETIONARY - 7.3%
1,217 (a) Amazon.com Inc 224,439
244 Home Depot Inc/The 87,960
231 PulteGroup Inc 23,696
614 TJX Cos Inc/The 79,009
TOTAL CONSUMER DISCRETIONARY 415,104
CONSUMER STAPLES - 4.3%
1,047 Altria Group Inc 61,930
1,198 Conagra Brands Inc 29,603
93 Costco Wholesale Corp 92,488
1,003 Molson Coors Beverage Co, Class B 57,703
TOTAL CONSUMER STAPLES 241,724
ENERGY - 1.7%
427 Chevron Corp 58,098
336 Valero Energy Corp 39,006
TOTAL ENERGY 97,104
FINANCIALS - 17.8%
610 Allstate Corp/The 121,018
108 Ameriprise Financial Inc 50,870
259 Aon PLC, Class A 91,891
655 Arch Capital Group Ltd 59,395
1,726 Bank of New York Mellon Corp/The 138,788
1,006 Citigroup Inc 68,790
178 (a) Fiserv Inc 32,853
498 KKR & Co Inc 56,906
259 Mastercard Inc, Class A 141,948
141 S&P Global Inc 70,507
270 Visa Inc, Class A 93,285
1,164 Wells Fargo & Co 82,656
TOTAL FINANCIALS 1,008,907
HEALTH CARE - 14.9%
784 (a) Boston Scientific Corp 80,650
1,029 Bristol-Myers Squibb Co 51,656
699 (a) Centene Corp 41,835
295 Cigna Group/The 100,312
565 (a) Edwards Lifesciences Corp 42,652
127 Elevance Health Inc 53,414
163 Eli Lilly & Co 146,529
50 (a) Intuitive Surgical Inc 25,790
502 Johnson & Johnson 78,467
924 Merck & Co Inc 78,725
132 (a) Molina Healthcare Inc 43,165
127 UnitedHealth Group Inc 52,253
198 (a) Veeva Systems Inc, Class A 46,270
TOTAL HEALTH CARE 841,718
INDUSTRIALS - 7.6%
376 Eaton Corp PLC 110,683
86 Parker-Hannifin Corp 52,035
258 Trane Technologies PLC 98,894
989 (a) Uber Technologies Inc 80,119
143 United Rentals Inc 90,298
TOTAL INDUSTRIALS 432,029

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
SHARES DESCRIPTION VALUE
INFORMATION TECHNOLOGY - 32.5%
1,761 Apple Inc $ 374,213
1,036 Broadcom Inc 199,399
1,608 Cisco Systems Inc 92,830
3,115 Gen Digital Inc 80,585
1,362 Intel Corp 27,376
90 KLA Corp 63,242
673 Lam Research Corp 48,234
1,141 Microsoft Corp 450,992
3,269 NVIDIA Corp 356,059
471 QUALCOMM Inc 69,925
288 Salesforce Inc 77,388
TOTAL INFORMATION TECHNOLOGY 1,840,243
MATERIALS - 1.5%
183 (a) Linde PLC 82,941
TOTAL MATERIALS 82,941
REAL ESTATE - 1.9%
686 Simon Property Group Inc 107,963
TOTAL REAL ESTATE 107,963
UTILITIES - 2.3%
1,190 American Electric Power Co Inc 128,925
TOTAL UTILITIES 128,925
TOTAL COMMON STOCKS
(Cost $5,394,100) 5,645,258
TOTAL LONG-TERM INVESTMENTS
(Cost $5,394,100) 5,645,258
OTHER ASSETS & LIABILITIES, NET - 0.3% 16,263
NET ASSETS - 100% $ 5,661,521
S&P Standard & Poor's
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

Portfolio of Investments April 30, 2025
(continued)
NSCR

NSCR
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 5,645,258 $ – $ – $ 5,645,258
Total $ 5,645,258 $ – $ – $ 5,645,258
a

Portfolio of Investments April 30, 2025
NUSB
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 77.1%
CORPORATE DEBT - 60.5%
FINANCIALS - 27.8%
$ 750,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4 .450% 10/01/25 $ 748,586
1,000,000 Air Lease Corp 2 .875 01/15/26 985,862
1,000,000 Allstate Corp/The 3 .280 12/15/26 981,423
1,520,000 (a) American Express Co ( SOFR + 0 .750% ) 5 .130 04/23/27 1,521,078
1,000,000 Aon North America Inc 5 .125 03/01/27 1,013,816
1,500,000 Bank of America Corp 3 .559 04/23/27 1,485,075
1,410,000 (a) Bank of Montreal ( SOFR Compounded Index + 0 .880% ) 5 .743 09/10/27 1,408,731
750,000 Bank of New York Mellon Corp/The 4 .587 04/20/27 752,814
1,555,000 Bank of New York Mellon Corp/The 4 .947 04/26/27 1,563,552
2,085,000 Charles Schwab Corp/The 0 .900 03/11/26 2,024,387
1,275,000 (a) Citibank NA ( SOFR Compounded Index + 0 .590% ) 4 .974 04/30/26 1,272,146
875,000 Citigroup Inc 5 .610 09/29/26 877,998
750,000 (a),(b) Corebridge Global Funding ( SOFR + 0 .750% ) 5 .127 01/07/28 745,513
1,000,000 ERP Operating LP 2 .850 11/01/26 978,731
1,320,000 Goldman Sachs Group Inc/The 5 .798 08/10/26 1,323,055
1,500,000 Goldman Sachs Group Inc/The 1 .431 03/09/27 1,459,856
1,000,000 (a) Huntington National Bank/The ( SOFR + 0 .720% ) 5 .096 04/12/28 995,645
1,668,000 JPMorgan Chase & Co 6 .070 10/22/27 1,709,835
1,000,000 (a) Marsh & McLennan Cos Inc ( SOFR Compounded Index +
0 .700% )
5 .062 11/08/27 998,572
1,285,000 (a),(b) Massachusetts Mutual Life Insurance Co ( SOFR + 0 .740% ) 5 .117 04/09/27 1,282,883
337,000 (a) Mitsubishi UFJ Trust & Banking Corp/NY ( SOFR + 0 .400% ) 4 .760 07/01/25 337,160
1,320,000 Morgan Stanley 5 .050 01/28/27 1,325,002
995,000 (a),(b) New York Life Global Funding ( SOFR + 0 .670% ) 5 .048 04/02/27 993,573
1,250,000 (a) Nordea Bank Abp/New York NY ( SOFR + 0 .170% ) 4 .530 08/19/25 1,250,095
1,400,000 Prologis LP 3 .250 06/30/26 1,384,606
2,055,000 (a) Royal Bank of Canada ( SOFR Compounded Index + 1 .080% ) 5 .458 07/20/26 2,069,331
1,400,000 Simon Property Group LP 3 .300 01/15/26 1,388,873
1,535,000 State Street Corp 5 .104 05/18/26 1,535,229
1,000,000 (a) State Street Corp ( SOFR + 0 .640% ) 5 .020 10/22/27 996,300
1,250,000 (a) Toronto-Dominion Bank/NY ( SOFR + 0 .380% ) 4 .740 07/31/25 1,250,717
1,000,000 (a) Toronto-Dominion Bank/The ( SOFR + 0 .620% ) 4 .990 12/17/26 997,808
750,000 UBS AG/Stamford CT 4 .864 01/10/28 755,120
1,275,000 (a) UnitedHealth Group Inc ( SOFR + 0 .500% ) 4 .876 07/15/26 1,273,600
1,000,000 Ventas Realty LP 3 .850 04/01/27 989,413
1,520,000 Wells Fargo Bank NA 4 .811 01/15/26 1,524,404
TOTAL FINANCIALS 42,200,789
INDUSTRIAL - 24.3%
810,000 (a) American Honda Finance Corp ( SOFR Compounded Index +
0 .720% )
5 .097 10/05/26 810,237
1,250,000 American Tower Corp 4 .400 02/15/26 1,248,310
1,725,000 AT&T Inc 2 .950 07/15/26 1,696,696
395,000 (a),(b) BMW US Capital LLC ( SOFR Compounded Index + 0 .550% ) 4 .928 04/02/26 394,362
1,000,000 Broadcom Inc 3 .459 09/15/26 987,289
1,000,000 Carrier Global Corp 2 .493 02/15/27 970,864
1,410,000 (a) Caterpillar Financial Services Corp ( SOFR + 0 .690% ) 5 .067 10/16/26 1,414,856
720,000 (a) Caterpillar Financial Services Corp ( SOFR + 0 .520% ) 4 .882 05/14/27 718,877
1,250,000 Comcast Corp 3 .150 03/01/26 1,236,487
1,275,000 CVS Health Corp 5 .000 02/20/26 1,277,813
1,250,000 Gilead Sciences Inc 2 .950 03/01/27 1,225,816
645,000 (a) Home Depot Inc/The ( SOFR + 0 .330% ) 4 .702 12/24/25 644,613
1,320,000 Intel Corp 4 .875 02/10/26 1,320,388
1,000,000 (a) John Deere Capital Corp ( SOFR + 0 .500% ) 4 .867 03/06/28 997,900
1,250,000 (a) Keurig Dr Pepper Inc ( SOFR + 0 .580% ) 4 .967 11/15/26 1,250,846
1,000,000 L3Harris Technologies Inc 3 .850 12/15/26 990,257
1,535,000 Lowe's Cos Inc 4 .400 09/08/25 1,533,752
1,410,000 Magna International Inc 4 .150 10/01/25 1,405,636
1,000,000 (b) Mars Inc 4 .450 03/01/27 1,006,036
1,250,000 McDonald's Corp 3 .500 03/01/27 1,233,895

Portfolio of Investments April 30, 2025
(continued)
NUSB

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 1,000,000 O'Reilly Automotive Inc 5 .750% 11/20/26 $ 1,019,125
1,000,000 Otis Worldwide Corp 2 .293 04/05/27 962,945
1,250,000 Philip Morris International Inc 4 .750 02/12/27 1,262,973
1,400,000 Republic Services Inc 2 .900 07/01/26 1,379,868
1,250,000 Roper Technologies Inc 3 .800 12/15/26 1,238,479
1,000,000 RTX Corp 2 .650 11/01/26 974,726
1,000,000 Sysco Corp 3 .300 07/15/26 986,245
750,000 T-Mobile USA Inc 2 .625 04/15/26 736,091
1,065,000 (a) Toyota Motor Credit Corp ( SOFR + 0 .450% ) 4 .813 05/15/26 1,063,806
1,290,000 (a) Toyota Motor Credit Corp ( SOFR + 0 .770% ) 5 .131 08/07/26 1,292,331
1,525,000 Trane Technologies Financing Ltd 3 .500 03/21/26 1,511,827
1,000,000 (b) Volkswagen Group of America Finance LLC 4 .950 03/25/27 1,003,064
1,000,000 Zimmer Biomet Holdings Inc 4 .700 02/19/27 1,003,975
TOTAL INDUSTRIAL 36,800,385
UTILITY - 8.4%
1,250,000 Duke Energy Progress LLC 4 .350 03/06/27 1,259,581
2,060,000 Entergy Corp 0 .900 09/15/25 2,030,723
1,725,000 National Rural Utilities Cooperative Finance Corp 4 .450 03/13/26 1,724,600
1,275,000 (a) National Rural Utilities Cooperative Finance Corp ( SOFR +
0 .820% )
5 .189 09/16/27 1,273,642
1,320,000 NextEra Energy Capital Holdings Inc 4 .950 01/29/26 1,322,791
1,000,000 (b) Oncor Electric Delivery Co LLC 4 .500 03/20/27 1,006,548
2,060,000 Public Service Enterprise Group Inc 0 .800 08/15/25 2,036,745
2,060,000 WEC Energy Group Inc 4 .750 01/09/26 2,062,052
TOTAL UTILITY 12,716,682
TOTAL CORPORATE DEBT
(Cost $91,714,071) 91,717,856
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GOVERNMENT RELATED - 0.2%
GOVERNMENT AGENCY - 0.2%
75,000 Federal Farm Credit Banks Funding Corp 1 .170 06/23/25 74,633
50,000 Federal Home Loan Banks 0 .700 08/26/25 49,439
75,000 Federal Home Loan Banks 1 .375 09/30/25 74,089
25,000 Federal Home Loan Banks 1 .250 12/15/25 24,546
TOTAL GOVERNMENT AGENCY 222,707
TOTAL GOVERNMENT RELATED
(Cost $222,008) 222,707
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED - 13.5%
100,000 American Express Credit Account Master Trust 3 .390 05/17/27 99,951
250,000 BA Credit Card Trust 3 .530 11/15/27 249,678
165,591 BANK 2017-BNK6 3 .289 07/15/60 163,819
570,969 Bank of America Merrill Lynch Commercial Mortgage Trust
2016-UBS10
2 .903 07/15/49 564,303
446,970 Bank of America Merrill Lynch Commercial Mortgage Trust
2017-BNK3
3 .366 02/15/50 442,367
245,158 Benchmark 2021-B30 Mortgage Trust 1 .190 11/15/54 238,657
683,725 (a) BMW Vehicle Lease Trust ( SOFR30A + 0 .420% ) 5 .154 01/25/27 683,527
279,907 Carmax Auto Owner Trust 2022-4 5 .340 08/16/27 280,867
82,396 (a) CarMax Auto Owner Trust 2024-2 ( SOFR30A + 0 .580% ) 4 .927 05/17/27 82,427
1,145,112 (a) CarMax Auto Owner Trust 2024-4 ( SOFR30A + 0 .450% ) 4 .795 12/15/27 1,144,807
199,092 CFCRE Commercial Mortgage Trust 2016-C4 3 .014 05/10/58 196,893
177,503 CFCRE Commercial Mortgage Trust 2016-C6 3 .060 11/10/49 176,382
131,266 (b) Chase Auto Owner Trust 2024-4 5 .250 09/27/27 131,558
500,000 (a) Citibank Credit Card Issuance Trust ( SOFR + 0 .630% ) 4 .978 12/08/27 500,611
77,996 Citigroup Commercial Mortgage Trust 2016-C1 3 .003 05/10/49 77,569
29,227 (a),(b) Citizens Auto Receivables Trust 2024-1 ( SOFR30A + 0 .600% ) 4 .945 10/15/26 29,235
83,043 (a) CNH Equipment Trust 2024-B ( SOFR30A + 0 .400% ) 4 .745 10/15/27 83,058

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED (continued)
$ 750,000 (a) CNH Equipment Trust 2024-C ( SOFR30A + 0 .420% ) 4 .765% 02/18/28 $ 749,864
12,358 COMM 2015-CCRE25 Mortgage Trust 3 .505 08/10/48 12,340
150,000 COMM 2015-CCRE25 Mortgage Trust 3 .759 08/10/48 149,457
100,000 COMM 2015-CCRE26 Mortgage Trust 3 .630 10/10/48 99,395
134,754 COMM 2015-CCRE27 Mortgage Trust 3 .349 10/10/48 134,172
85,402 COMM 2015-LC23 Mortgage Trust 3 .521 10/10/48 85,041
19,914 CSAIL 2016-C5 Commercial Mortgage Trust 3 .533 11/15/48 19,853
300,000 CSAIL 2016-C5 Commercial Mortgage Trust 3 .757 11/15/48 297,453
120,594 DBJPM 2016-C3 Mortgage Trust 2 .632 08/10/49 117,928
100,000 Discover Card Execution Note Trust 3 .320 05/15/27 99,955
250,000 (b) DLLMT 2024-1 LLC 5 .080 02/22/27 250,503
180,593 (a) Ford Credit Auto Lease Trust 2024-B ( SOFR30A + 0 .400% ) 4 .745 02/15/27 180,564
48,436 (a) Ford Credit Auto Owner Trust 2024-A ( SOFR30A + 0 .360% ) 4 .705 01/15/27 48,425
500,000 (a) Ford Credit Auto Owner Trust 2024-C ( SOFR30A + 0 .400% ) 4 .745 08/15/27 499,850
250,472 GM Financial Automobile Leasing Trust 2024-2 5 .430 09/21/26 251,217
710,043 (a) GM Financial Automobile Leasing Trust 2024-3 ( SOFR30A +
0 .470% )
4 .820 01/20/27 709,376
68,452 (a) GM Financial Consumer Automobile Receivables Trust 2024-2
( SOFR30A + 0 .390% )
4 .737 03/16/27 68,425
703,740 (a) GM Financial Consumer Automobile Receivables Trust 2024-4
( SOFR30A + 0 .400% )
4 .747 10/18/27 703,604
195,909 (a) GS Mortgage Securities Trust 2016-GS4 3 .278 11/10/49 194,341
50,873 (a) Hyundai Auto Receivables Trust 2024-A ( SOFR30A + 0 .420% ) 4 .765 04/15/27 50,858
750,000 (a) Hyundai Auto Receivables Trust 2024-C ( SOFR30A + 0 .400% ) 4 .745 09/15/27 749,887
1,000,000 Hyundai Auto Receivables Trust 2025-A 4 .330 12/15/27 1,000,035
54,004 (a) John Deere Owner Trust 2024 ( SOFR30A + 0 .370% ) 4 .715 02/16/27 54,030
67,871 JPMBB Commercial Mortgage Securities Trust 2015-C33 3 .504 12/15/48 67,452
141,902 (a),(b) MHC Commercial Mortgage Trust 2021-MHC ( TSFR1M +
0 .915% )
5 .237 04/15/38 141,762
109,655 Morgan Stanley Bank of America Merrill Lynch Trust 2015-C26 3 .252 10/15/48 109,378
745,000 (a) Morgan Stanley Capital I Trust 2015-MS1 3 .779 05/15/48 743,268
54,154 Morgan Stanley Capital I Trust 2016-UB11 2 .606 08/15/49 53,572
104,432 Morgan Stanley Capital I Trust 2016-UBS12 3 .436 12/15/49 103,210
199,889 Morgan Stanley Capital I Trust 2021-L5 0 .785 05/15/54 195,675
373,036 Morgan Stanley Capital I Trust 2021-L7 0 .881 10/15/54 362,695
290,456 (a),(b) Porsche Innovative Lease Owner Trust 2024-1 ( SOFR30A +
0 .520% )
4 .870 01/20/27 290,422
649,853 (a),(b) Porsche Innovative Lease Owner Trust 2024-2 ( SOFR30A +
0 .440% )
0 .000 12/21/26 649,681
26,981 (a),(b) Tesla Auto Lease Trust 2024-A ( SOFR30A + 0 .500% ) 4 .850 06/22/26 26,980
976,853 (a),(b) Tesla Auto Lease Trust 2024-B ( SOFR30A + 0 .590% ) 4 .940 01/20/27 977,161
147,527 (a) Toyota Auto Receivables 2024-C Owner Trust ( SOFR30A +
0 .370% )
4 .715 05/17/27 147,527
912,385 Toyota Auto Receivables 2024-D Owner Trust 4 .550 08/16/27 912,508
386,717 (a),(b) Toyota Lease Owner Trust 2024-B ( SOFR30A + 0 .440% ) 4 .790 02/22/27 386,449
35,663 UBS Commercial Mortgage Trust 2017-C1 3 .256 06/15/50 35,266
44,927 UBS Commercial Mortgage Trust 2017-C4 3 .366 10/15/50 44,360
100,000 (a) Verizon Master Trust ( SOFR30A + 0 .650% ) 5 .000 12/20/28 100,112
423,539 (a) Volkswagen Auto Lease Trust 2024-A ( SOFR30A + 0 .470% ) 4 .820 12/21/26 422,993
500,000 (b) Volvo Financial Equipment LLC Series 2024-1 4 .560 05/17/27 500,247
23,353 (a) Wells Fargo Commercial Mortgage Trust 2015-NXS2 3 .767 07/15/58 23,196
3,854 Wells Fargo Commercial Mortgage Trust 2015-NXS3 3 .371 09/15/57 3,847
1,275,000 Wells Fargo Commercial Mortgage Trust 2015-NXS3 3 .617 09/15/57 1,266,774
229,643 Wells Fargo Commercial Mortgage Trust 2015-P2 3 .541 12/15/48 228,105
125,659 Wells Fargo Commercial Mortgage Trust 2015-P2 3 .656 12/15/48 125,282
365,000 Wells Fargo Commercial Mortgage Trust 2016-C33 3 .426 03/15/59 359,969
132,141 Wells Fargo Commercial Mortgage Trust 2016-C35 2 .788 07/15/48 131,320
23,173 World Omni Auto Receivables Trust 2023-D 5 .910 02/16/27 23,221
228,179 (a) World Omni Auto Receivables Trust 2024-C ( SOFR30A +
0 .470% )
4 .815 01/18/28 228,194

Portfolio of Investments April 30, 2025
(continued)
NUSB

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED (continued)
$ 94,118 (a) World Omni Automobile Lease Securitization Trust 2024-A
( SOFR30A + 0 .430% )
4 .775% 02/16/27 $ 94,146
TOTAL SECURITIZED
(Cost $20,366,877) 20,427,054
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
U.S. TREASURY - 2.9%
4,445,000 United States Treasury Note/Bond 4 .625 02/28/26 4,466,912
TOTAL U.S. TREASURY
(Cost $4,459,883) 4,466,912
TOTAL LONG-TERM INVESTMENTS
(Cost $116,762,839) 116,834,529
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 25.0%
COMMERCIAL PAPER - 15.9%
1,000,000 (b) American Electric Power Co Inc 0 .000 05/20/25 997,425
373,000 (b) American Electric Power Co Inc 0 .000 05/09/25 372,571
350,000 (b) American Electric Power Co Inc 0 .000 05/06/25 349,733
1,000,000 Aon Corp 0 .000 06/05/25 995,390
530,000 Bank of Montreal 0 .000 05/12/25 529,234
1,500,000 (b) BP Capital Markets PLC 0 .000 06/30/25 1,488,665
1,000,000 CABOT TRAIL FUNDING LLC 0 .000 06/06/25 995,468
519,000 Dow Chemical Co/The 0 .000 06/16/25 515,816
1,000,000 Dow Chemical Co/The 0 .000 05/05/25 999,360
1,250,000 (b) Emerson Electric Co 0 .000 06/03/25 1,244,885
1,500,000 (b) Honeywell International Inc 0 .000 08/06/25 1,482,368
700,000 (b) Honeywell International Inc 0 .000 06/02/25 697,220
2,000,000 ING US Funding LLC 4 .610 05/22/25 2,000,205
250,000 L3Harris Technologies Inc 0 .000 05/13/25 249,584
2,150,000 Northrop Grumman Corp 0 .000 06/03/25 2,140,558
1,000,000 Republic Services Inc 0 .000 05/01/25 999,873
1,000,000 (b) RTX Corp 0 .000 05/28/25 996,357
1,000,000 (b) Sheffield Receivables Co LLC 0 .000 05/12/25 998,543
1,250,000 (b) Sheffield Receivables Co LLC 0 .000 06/05/25 1,244,508
1,000,000 (b) Swedbank AB 4 .640 07/21/25 1,000,483
1,000,000 (b) Victory Receivables Corp 0 .000 05/15/25 998,172
1,000,000 (b) Victory Receivables Corp 0 .000 05/07/25 999,152
366,000 VW Credit Inc 0 .000 05/12/25 365,429
1,450,000 Waste Management Inc 0 .000 05/05/25 1,449,077
TOTAL COMMERCIAL PAPER
(Cost $24,112,103) 24,110,076
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CORPORATE DEBT - 7.3%
FINANCIALS - 1.2%
455,000 (a),(b) Pacific Life Global Funding II ( SOFR Compounded Index +
0 .860% )
5 .229 06/16/25 455,260
1,320,000 Welltower OP LLC 4 .000 06/01/25 1,319,268
TOTAL FINANCIALS 1,774,528
INDUSTRIAL - 6.1%
1,320,000 AbbVie Inc 3 .600 05/14/25 1,319,472
355,000 Chevron Corp 1 .554 05/11/25 354,650
1,705,000 Fiserv Inc 3 .850 06/01/25 1,703,105
1,320,000 Marathon Petroleum Corp 4 .700 05/01/25 1,320,000
1,530,000 Oracle Corp 2 .950 05/15/25 1,528,912
505,000 Pfizer Inc 0 .800 05/28/25 503,541
1,135,000 Philip Morris International Inc 1 .500 05/01/25 1,135,000

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 1,560,000 Reynolds American Inc 4 .450% 06/12/25 $ 1,559,147
TOTAL INDUSTRIAL 9,423,827
TOTAL CORPORATE DEBT
(Cost $11,198,403) 11,198,355
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
REPURCHASE AGREEMENTS - 1.8%
2,754,000 (c) Fixed Income Clearing Corp (FICC) 4 .370 05/01/25 $ 2,754,000
TOTAL REPURCHASE AGREEMENTS
(Cost $2,754,000) 2,754,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $38,064,506) 38,062,431
TOTAL INVESTMENTS - 102 .1%
(Cost $ 154,827,345 ) 154,896,960
OTHER ASSETS & LIABILITIES, NET - (2.1)% (3,140,174)
NET ASSETS - 100% $ 151,756,786
SOFR Secured Overnight Financing Rate
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
(a) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $23,141,320 or 14.9% of Total Investments.
(c) Agreement with Fixed Income Clearing Corp (FICC), 4.370% dated 4/30/25 to be repurchased at $2,805,581 on 5/1/25, collateralized by Government Agency Securities, with coupon rate 4.125% and maturity date 11/15/27, valued at $2,809,159.
NUSB
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Debt $ – $ 91,717,856 $ – $ 91,717,856
Government Related – 222,707 – 222,707
Securitized – 20,427,054 – 20,427,054
U.S. Treasury – 4,466,912 – 4,466,912

Portfolio of Investments April 30, 2025
(continued)
NUSB

NUSB
Level 1 Level 2 Level 3 Total
Short-Term Investments:
Commercial Paper – 24,110,076 – 24,110,076
Corporate Debt – 11,198,355 – 11,198,355
Repurchase Agreements – 2,754,000 – 2,754,000
Total $ – $ 154,896,960 $ – $ 154,896,960
a